SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                              -------

Post-Effective Amendment No.  50   (File No. 2-72174)                [X]
                             -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   50   (File No. 811-3178)                             [X]
              ------


AXP DISCOVERY SERIES, INC.
50606 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Sept. 29, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
   Core Bond
            Fund

AXP Core Bond Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Prospectus


Sept. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           4p

Fees and Expenses                          5p

Investment Manager                         6p


Other Securities and
   Investment Strategies                   8p


Buying and Selling Shares                  8p


Valuing Fund Shares                        9p

Investment Options                         9p

Purchasing Shares                         11p

Transactions Through Third Parties        13p

Sales Charges                             13p

Exchanging/Selling Shares                 17p

Distributions and Taxes                   20p

Financial Highlights                      22p


--------------------------------------------------------------------------------
2p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Core Bond Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in intermediate-term (5-12 years) investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade (junk bonds), although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Targeting an average portfolio duration of four to six years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.

o  Whether a security's rating is changed or is vulnerable to a change.

o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook.

o  Whether AEFC identifies a more attractive opportunity.

--------------------------------------------------------------------------------
2p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Call/Prepayment Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 19, 2003.


When available, the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.


--------------------------------------------------------------------------------
4p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                               Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             4.75%      none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)      5%        1%(c)      none


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.54%    0.54%   0.54%    0.54%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.27%    0.27%   0.27%    0.36%
Total                                          1.06%    1.81%   1.81%    0.90%
Fee waiver/expense reimbursement               0.11%    0.11%   0.11%    0.11%
Net expenses                                   0.95%    1.70%   1.70%    0.79%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.95% for Class A; 1.70% for Class B; 1.70% for Class C and 0.79% for Class Y.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
5p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                            1 year     3 years    5 years    10 years
Class A(a)                                   $567        $786      $1,023      $1,703
Class B                                      $573(b)     $859(b)   $1,071(b)   $1,925(c)
Class C                                      $173        $559      $  971      $2,123
Class Y                                      $ 81        $276      $  489      $1,102


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                            1 year     3 years    5 years    10 years
Class A(a)                                   $567        $786      $1,023      $1,703
Class B                                      $173        $559      $  971      $1,925(b)
Class C                                      $173        $559      $  971      $2,123
Class Y                                      $ 81        $276      $  489      $1,102


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.95% for Class A, 1.70% for Class B, 1.70% for Class C and 0.79% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


The teams that manage the Fund's portfolio are led by:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Has co-managed the Fund since 2003.

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.


--------------------------------------------------------------------------------
6p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Scott Kirby, Co-Portfolio Manager

o  Has co-managed the Fund since 2003.

o  Leader of the structured assets sector team.

o Has managed the AXP Short Duration U.S. Government Fund since 2001 and the AXP U.S. Government Mortgage Fund since 2002.

o  Employed by AEFC from 1979 to 1985 and from 1987 to the present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Has co-managed the Fund since 2003.


o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.54% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


--------------------------------------------------------------------------------
7p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

AEFC also serves as investment manager to the AXP Portfolio Builder Funds, which are six affiliated fund-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage these Portfolio Builder related transactions. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


--------------------------------------------------------------------------------
8p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


--------------------------------------------------------------------------------
9p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

                  Class A       Class B        Class C      Class Y
----------------- ------------- -------------- ------------ ---------------
Availability      Available     Available to   Available    Limited to
                  to all        all            to all       qualifying
                  investors.    investors.     investors.   institutional
                                                            investors.
----------------- ------------- -------------- ------------ ---------------
Initial Sales     Yes.          No. Entire     No. Entire   No. Entire
Charge            Payable at    purchase       purchase     purchase
                  time of       price is       price is     price is
                  purchase.     invested in    invested     invested in
                  Lower sales   shares of      in shares    shares of the
                  charge for    the Fund.      of the       Fund.
                  larger                       Fund.
                  investments.
----------------- ------------- -------------- ------------ ---------------
Deferred Sales    On            Maximum 5%     1% CDSC      None.
Charge            purchases     CDSC during    applies if
                  over          the first      you sell
                  $1,000,000,   year           your
                  1% CDSC       decreasing     shares
                  applies if    to 0% after    less than
                  you sell      six years.     one year
                  your shares                  after
                  less than                    purchase.
                  one year
                  after
                  purchase.
----------------- ------------- -------------- ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ------------- -------------- ------------ ---------------
Conversion to     N/A           Yes,           No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

--------------------------------------------------------------------------------
10p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.


If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- --------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- --------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- --------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- --------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- --------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- --------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- --------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- --------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- --------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


--------------------------------------------------------------------------------
11p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)


If your Fund account balance is below $2,000, you must make payments at least monthly.


 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:


(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

--------------------------------------------------------------------------------
12p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                    Sales charge as percentage of:
Total market value        Public offering price*      Net amount invested
Up to $49,999                      4.75%                     4.99%
$50,000-$99,999                    4.25                      4.44
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


--------------------------------------------------------------------------------
13p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.


--------------------------------------------------------------------------------
14p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.


--------------------------------------------------------------------------------
15p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
16p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio managers from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a


--------------------------------------------------------------------------------
17p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS
   retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.


You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

--------------------------------------------------------------------------------
18p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  delivery instructions, if applicable

o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.


The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone


(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts


(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
19p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

By wire


You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.


o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


--------------------------------------------------------------------------------
20p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
21p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.49            $9.94
Income from investment operations:
Net investment income (loss)                                                    .26              .02
Net gains (losses) (both realized and unrealized)                               .13             (.45)
Total from investment operations                                                .39             (.43)
Less distributions:
Dividends from net investment income                                           (.26)            (.02)
Net asset value, end of period                                                $9.62            $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                         $65              $51
Ratio of expenses to average daily net assets(c),(e)                           .97%             .96%(d)
Ratio of net investment income (loss) to average daily net assets             2.61%            1.80%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               4.06%           (4.31%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.06% and 2.56% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
22p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.50            $9.94
Income from investment operations:
Net investment income (loss)                                                    .18              .01
Net gains (losses) (both realized and unrealized)                               .12             (.44)
Total from investment operations                                                .30             (.43)
Less distributions:
Dividends from net investment income                                           (.18)            (.01)
Net asset value, end of period                                                $9.62            $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8               $2
Ratio of expenses to average daily net assets(c),(e)                          1.74%            1.73%(d)
Ratio of net investment income (loss) to average daily net assets             1.87%            1.37%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               3.18%           (4.28%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.83% and 3.32% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
23p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.50            $9.94
Income from investment operations:
Net investment income (loss)                                                    .18              .01
Net gains (losses) (both realized and unrealized)                               .12             (.44)
Total from investment operations                                                .30             (.43)
Less distributions:
Dividends from net investment income                                           (.18)            (.01)
Net asset value, end of period                                                $9.62            $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                          1.72%            1.64%(d)
Ratio of net investment income (loss) to average daily net assets             1.88%            1.51%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               3.17%           (4.28%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.81% and 3.32% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
24p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.49            $9.94
Income from investment operations:
Net investment income (loss)                                                    .27              .02
Net gains (losses) (both realized and unrealized)                               .13             (.45)
Total from investment operations                                                .40             (.43)
Less distributions:
Dividends from net investment income                                           (.27)            (.02)
Net asset value, end of period                                                $9.62            $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                           .80%             .82%(d)
Ratio of net investment income (loss) to average daily net assets             2.78%            2.01%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               4.23%           (4.30%)(g)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.89% and 2.40% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
25p   ---   AXP CORE BOND FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:

americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3178

Ticker Symbol
Class A: ACBAX    Class B: --
Class C: --       Class Y: --


(logo)
AMERICAN
 EXPRESS
(R)


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                              S-6267-99 D (9/04)

                              AXP(R) Core Bond Fund


                  Supplement to the Sept. 29, 2004 Prospectus

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus dated Sept. 29, 2004. The caption headings used in this Supplement correspond with the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.


PAST PERFORMANCE


Class I has not been in existence for a full calendar year and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none


Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees                                                      0.54%
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                    0.27%
Total(b)                                                             0.81%
Fee waiver/expense reimbursement                                     0.11%
Net expenses                                                         0.70%

(a) Other expenses include an administrative services fee and other nonadvisory expenses.

(b) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.70% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                    1 year           3 years           5 years         10 years
Class I               $72             $248              $440             $996

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2004(b)
Net asset value, beginning of period                                  $9.79
Income from investment operations:
Net investment income (loss)                                            .12
Net gains (losses) (both realized and unrealized)                      (.18)
Total from investment operations                                       (.06)
Less distributions:
Dividends from net investment income                                   (.12)
Net asset value, end of period                                        $9.61

Ratios/supplemental data
Net assets, end of period (in millions)                                 $63
Ratio of expenses to average daily net assets(c),(e)                   .70%(d)
Ratio of net investment income (loss) to average daily net assets     3.03%(d)
Portfolio turnover rate (excluding short-term securities)              310%
Total return(f)                                                       (.72%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 0.73% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



                                                              S-6267-79 D (9/04)

AXP(R)
   Discovery
        Fund

AXP Discovery Fund seeks to provide shareholders with long-term growth of capital.

The Fund is closed to new investors. Existing shareholders may continue to own shares and make investments.

Prospectus
Sept. 29, 2004

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            5p

Past Performance                           6p

Fees and Expenses                          9p

Investment Manager                        10p

Other Securities and
   Investment Strategies                  12p

Buying and Selling Shares                 13p

Valuing Fund Shares                       13p

Investment Options                        14p

Purchasing Shares                         15p

Transactions Through Third Parties        17p

Sales Charges                             18p


Exchanging/Selling Shares                 22p

Distributions and Taxes                   26p

Financial Highlights                      27p


--------------------------------------------------------------------------------
2p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Discovery Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000(R) Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected three independent asset managers to subadvise the Fund with differing management styles to provide diversified exposure to the small cap segment of the U.S. stock market: American Century Investment Management, Inc. (American Century), Lord, Abbett & Co. LLC (Lord Abbett) and Wellington Management Company, LLP (Wellington Management) (the Subadvisers). Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

American Century

American Century identifies stocks of smaller companies by utilizing quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, American Century ranks the stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, American Century uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, American Century uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors. In the second step, American Century uses a technique called portfolio optimization, which uses a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.


American Century generally sells stocks from the Fund's portfolio when the Fund managers believe:

o  A stock has become too expensive relative to other stock opportunities;

o  A stock's risk parameters outweigh return opportunity;

o  More attractive alternatives have been identified; or

o Specific events alter a stock's prospects.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep their portion of the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

--------------------------------------------------------------------------------
3p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Lord Abbett

Lord Abbett invests in a blend of growth stocks and value stocks and chooses stocks using both:

o Quantitative research to identify companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy; and

o Fundamental research to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans. Lord Abbett looks for such factors as favorable earnings growth, improving fundamentals, and the potential for a catalyst (such as new products, key acquisition, change in business mix or a change in management) that may cause the price of the stock to rise.

Growth stocks are stocks issued by companies whose growth is expected to exceed the growth of the U.S. economy. Growth stocks tend to be more volatile than slower-growing value stocks. Value stocks are stocks of companies that Lord Abbett believes the market undervalues based on certain financial measurements of their intrinsic worth or business prospects.

Lord Abbett generally sells a stock when it determines that the stock no longer offers significant capital appreciation potential due to an elevated valuation, seems less likely to benefit from the current market and/or economic environment, or the company's fundamentals fall short of Lord Abbett's expectations. Lord Abbett does not sell stock of a company solely because its market capitalization falls outside of the range of companies in the Russell 2000 Index.

Wellington Management

Wellington Management emphasizes fundamental research and bottom-up stock selection, utilizing the many resources at Wellington Management in order to identify what it believes to be the best small-capitalization companies. In a bottom-up stock selection process stocks are selected based on their individual attractiveness rather than the industry in which they reside. Wellington Management has no systematic bias toward growth or value stocks, but will at times be tilted in either direction based on available opportunities.

Companies whose stocks Wellington Management purchases for the Fund generally share several common characteristics:

o Financial strength as measured by balance sheet, income statement and cash flow analysis.

o Key success factors including top market share and significant insider ownership stakes that align management incentives with those of the shareholders.

o A high level of focus on core businesses and the ability to be flexible and quick to market with products and services.

o Favorable industry dynamics such as supply and demand trends, as well as the impact of broad demographic themes that lead to the development or growth in markets serving specific needs, such as those of an aging U.S. population.

o  Significant potential appreciation over a three year time horizon.

--------------------------------------------------------------------------------
4p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Wellington Management will generally sell a company from the Fund when:

o Target prices are reached, and detailed valuation suggests that the potential for future appreciation in the stock's value is limited.

o  Company fundamentals are no longer attractive.

o Superior purchase candidates are identified, or if through price appreciation, the market capitalization of a stock exceeds certain levels.

Unusual Market Conditions

During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Issuer Risk

   Small Company Risk

   Style Risk

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


Small Company Risk

Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

--------------------------------------------------------------------------------
5p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Style Risk

The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.


(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
 60%
                                                                         +51.03%
 45%

 30%
                    +25.13%
 15%         +18.08%         +18.78%

  0%                                  +2.11%
      -7.75%                                -0.08%        -9.69%
-15%                                              -10.79%

-30%                                                              -26.89%

       1994    1995   1996     1997    1998  1999   2000    2001   2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +24.73% (quarter ending December 1998) and the lowest return for a calendar quarter was -21.75% (quarter ending September 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was +7.11%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.49% for Class A; 2.27% for Class B; 2.29% for Class C and 1.32% for Class Y.


--------------------------------------------------------------------------------
6p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)(f)
                                                                                            Since             Since
                                                  1 year     5 years     10 years      inception (B&Y)    inception (C)
Discovery:
   Class A
     Return before taxes                          +42.36%    -3.48%        +3.31%            N/A               N/A
     Return after taxes on distributions          +42.36%    -5.53%        +0.12%            N/A               N/A
     Return after taxes on distributions
     and sale of fund shares                      +27.53%    -4.14%        +0.89%            N/A               N/A
   Class B
     Return before taxes                          +45.89%    -3.22%         N/A           +4.41%(a)            N/A
   Class C
     Return before taxes                          +50.00%      N/A          N/A              N/A            -4.31%(d)
   Class Y
     Return before taxes                          +51.33%    -2.16%         N/A           +5.38%(a)            N/A
S&P SmallCap 600 Index (reflects no
deduction for fees, expenses or taxes)            +38.79%    +9.67%       +11.43%        +13.20%(b)         +8.26%(e)
Russell 2000(R) Index (reflects no
deduction for fees, expenses or taxes)            +47.25%    +7.13%        +9.47%        +10.56%(b)         +3.54%(e)
Lipper Small-Cap Core Funds Index(c)              +40.90%    +9.39%       +11.11%        +11.88%(b)         +5.37%(e)


(a)  Inception date was March 20, 1995.

(b)  Measurement period started April 1, 1995.

(c)  Inception date was Dec. 31, 1991.

(d)  Inception date was June 26, 2000.

(e)  Measurement period started July 1, 2000.


(f) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.49% for Class A; 2.27% for Class B; 2.29% for Class C and 1.32% for Class Y.


Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

--------------------------------------------------------------------------------
7p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Fund may invest in stocks that may not be listed in the index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
8p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%      none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)     5%        1%(c)      none

Annual Fund operating expenses(f) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:   Class A  Class B Class C  Class Y
Management fees(d)                              0.74%    0.74%   0.74%    0.74%
Distribution (12b-1) fees(g)                    0.25%    1.00%   1.00%    0.00%
Other expenses(e)                               0.54%    0.57%   0.59%    0.62%
Total                                           1.53%    2.31%   2.33%    1.36%
Fee waiver/expense reimbursement                0.04%    0.04%   0.04%    0.04%
Net expenses                                    1.49%    2.27%   2.29%    1.32%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.


(f) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.49% for Class A; 2.27% for Class B; 2.29% for Class C and 1.32% for Class Y.

(g) The Distributor reimbursed the Fund for the marketing portion of the distribution fees, which results in a 0.0375% reduction to this rate.


--------------------------------------------------------------------------------
9p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $718      $1,027      $1,359      $2,295
Class B                                       $630(b)   $1,018(b)   $1,333(b)   $2,451(c)
Class C                                       $232      $  724      $1,243      $2,667
Class Y                                       $134      $  427      $  742      $1,637


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $718      $1,027      $1,359      $2,295
Class B                                       $230      $  718      $1,233      $2,451(b)
Class C                                       $232      $  724      $1,243      $2,667
Class Y                                       $134      $  427      $  742      $1,637


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.49% for Class A; 2.27% for Class B; 2.29% for Class C and 1.32% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors. New investments in the Fund, net of any redemptions, are allocated to the Subadvisers in equal portions. AEFC, subject to Board approval, decides the proportion of Fund's assets to be managed by each subadviser and may change these proportions at any time. As of July 31, 2004, the Fund's assets were managed 22% by American Century, 23% by Lord Abbett and 55% by Wellington Management.


The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

--------------------------------------------------------------------------------
10p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

American Century


John Schniedwind, Chief Investment Officer-Quantitative Equity, joined the firm in 1982 and supervises other portfolio management teams. In 1999, he was named Senior Vice President - Research and Senior Portfolio Manager and served in that capacity until being named to his current position in 2002. He has degrees from Purdue University and an MBA in finance from the University of California-Berkeley. He is a CFA charterholder.

William Martin, Senior Vice President and Senior Portfolio Manager, joined the firm in 1989. In 1998, he was named Vice President and Senior Portfolio Manager and served in that capacity until being named to his current position in 2003. He has a degree from the University of Illinois. He is a CFA charterholder.

Wilhelmine von Turk, Vice President and Portfolio Manager, joined the firm in 1995 as a senior research analyst. In 2000, she was named Portfolio Manager and served in that capacity until being named to her current position in 2003. She has a BA from Wellesley College and a Ph.D from the University of California-Berkeley. She is a CFA charterholder.


Lord Abbett

Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Michael T. Smith, Partner of Lord Abbett, heads the team. Mr. Smith joined Lord Abbett in 1997 as an equity analyst and became a partner of the firm in 2002. Mr. Smith received a BA from California State University at Fullerton and an MBA from New York University.

Wellington Management

Kenneth L. Abrams, Senior Vice President and Partner, is responsible for the day-to-day management of AXP Discovery Fund. In addition, he has managed AXP Partners Small Cap Core Fund since 2002. He joined Wellington Management Company, LLP in 1986 as a research analyst in the emerging companies investment group. He assumed portfolio management responsibilities in 1990. Mr. Abrams received a BA and an MBA from Stanford University.

AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.74% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


--------------------------------------------------------------------------------
11p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

American Century is located at 4500 Main Street, Kansas City, Missouri. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Wellington Management is located at 75 State Street, Boston, Massachusetts. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities (of any rating), and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

--------------------------------------------------------------------------------
12p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

--------------------------------------------------------------------------------
13p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B        Class C      Class Y
----------------- ------------- -------------- ------------ ---------------
Availability      Available     Available to   Available    Limited to
                  to all        all            to all       qualifying
                  investors.    investors.     investors.   institutional
                                                            investors.
----------------- ------------- -------------- ------------ ---------------
Initial Sales     Yes.          No. Entire     No. Entire   No. Entire
Charge            Payable at    purchase       purchase     purchase
                  time of       price is       price is     price is
                  purchase.     invested in    invested     invested in
                  Lower sales   shares of      in shares    shares of the
                  charge for    the Fund.      of the       Fund.
                  larger                       Fund.
                  investments.
----------------- ------------- -------------- ------------ ---------------
Deferred Sales    On            Maximum 5%     1% CDSC      None.
Charge            purchases     CDSC during    applies if
                  over          the first      you sell
                  $1,000,000,   year           your
                  1% CDSC       decreasing     shares
                  applies if    to 0% after    less than
                  you sell      six years.     one year
                  your shares                  after
                  less than                    purchase.
                  one year
                  after
                  purchase.
----------------- ------------- -------------- ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ------------- -------------- ------------ ---------------
Conversion to     N/A           Yes,           No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

--------------------------------------------------------------------------------
14p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES

The Fund is closed to new investors. Existing shareholders may continue to own shares and make investments.

To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
15p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- --------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- --------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- --------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- --------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- --------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- --------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- --------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- --------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- --------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

--------------------------------------------------------------------------------
16p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
17p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                     Sales charge as percentage of:
Total market value        Public offering price*      Net amount invested
Up to $49,999                      5.75%                     6.10%
$50,000-$99,999                    4.75                      4.99
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


--------------------------------------------------------------------------------
18p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.


--------------------------------------------------------------------------------
19p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


--------------------------------------------------------------------------------
20p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

--------------------------------------------------------------------------------
21p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

--------------------------------------------------------------------------------
22p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio managers from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

--------------------------------------------------------------------------------
23p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  delivery instructions, if applicable

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
24p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
25p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------
26p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $6.08      $4.84       $ 6.68     $10.29     $11.04
Income from investment operations:
Net investment income (loss)                                              (.05)      (.03)        (.05)      (.02)      (.05)
Net gains (losses) (both realized and unrealized)                         1.31       1.27        (1.79)     (1.40)      (.42)
Total from investment operations                                          1.26       1.24        (1.84)     (1.42)      (.47)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $7.34      $6.08       $ 4.84     $ 6.68     $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                   $143       $134         $130       $239       $416
Ratio of expenses to average daily net assets(b)                         1.41%(c)   1.30%(c)     1.18%      1.06%      1.03%
Ratio of net investment income (loss) to average daily net assets        (.71%)     (.62%)       (.75%)     (.21%)     (.31%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         20.72%     25.62%      (27.54%)   (13.88%)    (4.19%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.53% and 1.43% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
27p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $5.59      $4.48       $ 6.24     $ 9.84     $10.65
Income from investment operations:
Net investment income (loss)                                              (.13)      (.08)        (.11)      (.08)      (.13)
Net gains (losses) (both realized and unrealized)                         1.24       1.19        (1.65)     (1.33)      (.40)
Total from investment operations                                          1.11       1.11        (1.76)     (1.41)      (.53)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $6.70      $5.59       $ 4.48     $ 6.24     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                    $13        $17          $21        $43        $82
Ratio of expenses to average daily net assets(b)                         2.18%(c)   2.08%(c)     1.96%      1.83%      1.80%
Ratio of net investment income (loss) to average daily net assets       (1.48%)    (1.41%)      (1.53%)     (.98%)    (1.08%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         19.86%     24.78%      (28.21%)   (14.49%)    (4.97%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.30% and 2.21% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000(b)
Net asset value, beginning of period                                     $5.58      $4.47       $ 6.23     $ 9.84     $10.53
Income from investment operations:
Net investment income (loss)                                              (.09)      (.08)        (.11)      (.08)      (.02)
Net gains (losses) (both realized and unrealized)                         1.19       1.19        (1.65)     (1.34)      (.67)
Total from investment operations                                          1.10       1.11        (1.76)     (1.42)      (.69)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)        --
Net asset value, end of period                                           $6.68      $5.58       $ 4.47     $ 6.23     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                    $--        $--          $--        $--        $--
Ratio of expenses to average daily net assets(c)                         2.19%(e)   2.14%(e)     2.06%      1.83%      1.80%(d)
Ratio of net investment income (loss) to average daily net assets       (1.49%)    (1.47%)      (1.66%)    (1.01%)     (.97%)(d)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(f)                                                         19.71%     24.83%      (28.25%)   (14.63%)     6.55%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.31% and 2.33% for the years ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
29p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $6.16      $4.89       $ 6.74     $10.33     $11.07
Income from investment operations:
Net investment income (loss)                                              (.04)      (.02)        (.04)      (.01)      (.04)
Net gains (losses) (both realized and unrealized)                         1.32       1.29        (1.81)     (1.39)      (.42)
Total from investment operations                                          1.28       1.27        (1.85)     (1.40)      (.46)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $7.44      $6.16       $ 4.89     $ 6.74     $10.33

Ratios/supplemental data
Net assets, end of period (in millions)                                     $2         $1           $1         $1         $8
Ratio of expenses to average daily net assets(b)                         1.26%(c)   1.12%(c)     1.00%       .86%       .87%
Ratio of net investment income (loss) to average daily net assets        (.55%)     (.45%)       (.58%)     (.14%)     (.11%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         20.78%     25.97%      (27.45%)   (13.57%)    (4.08%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.38% and 1.26% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
30p   ---   AXP DISCOVERY FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:

americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3178

Ticker Symbol
Class A: INDYX    Class B: IDIBX
Class C: --       Class Y: --

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6457-99 Z (9/04)

AXP(R)
   Income
        Opportunities
                Fund

AXP Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Prospectus


Sept. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                             3p

Goal                                                                 3p

Principal Investment Strategies                                      3p

Principal Risks                                                      4p


Past Performance                                                     4p

Fees and Expenses                                                    5p

Investment Manager                                                   6p

Other Securities and
   Investment Strategies                                             7p

Buying and Selling Shares                                            8p

Valuing Fund Shares                                                  8p

Investment Options                                                   9p

Purchasing Shares                                                   10p

Transactions Through Third Parties                                  12p

Sales Charges                                                       13p

Exchanging/Selling Shares                                           18p

Distributions and Taxes                                             21p

Financial Highlights                                                23p


--------------------------------------------------------------------------------
2p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector.

o Seeking broad diversification by allocating investments among various sectors, based on AEFC's assessment of their economic outlook.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The issuer or the security continues to meet the standards described above.

o  A sector or industry is experiencing change.

o  The interest rate or economic outlook changes.

o  AEFC identifies a more attractive opportunity.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees, expenses, and taxes.


--------------------------------------------------------------------------------
3p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Liquidity Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Liquidity Risk

The risk that securities may be difficult or impractical to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 19, 2003.

When available, the Fund intends to compare its performance to the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Fund also intends to compare its performance to the Lipper High Current Yield Bond Funds Index, an index published by Lipper Inc. that includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
4p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             4.75%         none         none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)        5%          1%(c)       none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:   Class A  Class B Class C  Class Y
Management fees                                 0.61%    0.61%   0.61%    0.61%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(e)                               0.22%    0.22%   0.22%    0.31%
Total                                           1.08%    1.83%   1.83%    0.92%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.19% for Class A; 1.95% for Class B; 1.95% for Class C and 1.03% for Class Y.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
5p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year      3 years     5 years   10 years
Class A(a)                                    $580        $802      $1,043      $1,734
Class B                                       $586(b)     $876(b)   $1,091(b)   $1,956(c)
Class C                                       $186        $576      $  991      $2,153
Class Y                                       $ 94        $294      $  510      $1,136


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                             1 year      3 years     5 years   10 years
Class A(a)                                    $580        $802      $1,043      $1,734
Class B                                       $186        $576      $  991      $1,956(b)
Class C                                       $186        $576      $  991      $2,153
Class Y                                       $ 94        $294      $  510      $1,136


(a)  Includes a 4.75% sales charge.


(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.19% for Class A; 1.95% for Class B; 1.95% for Class C and 1.03% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

The Fund's portfolio manager is:

Brian Lavin, CFA, Portfolio Manager

o  Managed the Fund since 2003.

o  Member of the high yield sector team.


o  Joined AEFC in 1994 as a high yield analyst.


o  Began investment career in 1986.

o  MBA, University of Wisconsin - Milwaukee.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

--------------------------------------------------------------------------------
6p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.61% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC also serves as investment manager to the AXP Portfolio Builder Funds, which are six affiliated fund-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage these Portfolio Builder related transactions. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as bank debt and non income-producing securities and common stocks. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


--------------------------------------------------------------------------------
7p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


--------------------------------------------------------------------------------
8p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

                  Class A       Class B        Class C      Class Y
----------------- ------------- -------------- ------------ ---------------
Availability      Available     Available to   Available    Limited to
                  to all        all            to all       qualifying
                  investors.    investors.     investors.   institutional
                                                            investors.
----------------- ------------- -------------- ------------ ---------------
Initial Sales     Yes.          No. Entire     No. Entire   No. Entire
Charge            Payable at    purchase       purchase     purchase
                  time of       price is       price is     price is
                  purchase.     invested in    invested     invested in
                  Lower sales   shares of      in shares    shares of the
                  charge for    the Fund.      of the       Fund.
                  larger                       Fund.
                  investments.
----------------- ------------- -------------- ------------ ---------------
Deferred Sales    On            Maximum 5%     1% CDSC      None.
Charge            purchases     CDSC during    applies if
                  over          the first      you sell
                  $1,000,000,   year           your
                  1% CDSC       decreasing     shares
                  applies if    to 0% after    less than
                  you sell      six years.     one year
                  your shares                  after
                  less than                    purchase.
                  one year
                  after
                  purchase.
----------------- ------------- -------------- ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ------------- -------------- ------------ ---------------
Conversion to     N/A           Yes,           No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

--------------------------------------------------------------------------------
9p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.


If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
10p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- --------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- --------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- --------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- --------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- --------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- --------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- --------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- --------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- --------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.


 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

--------------------------------------------------------------------------------
11p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)


If your Fund account balance is below $2,000, you must make payments at least monthly.


 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:


(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
12p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                     Sales charge as percentage of:
Total market value        Public offering price*      Net amount invested
Up to $49,999                      4.75%                     4.99%
$50,000-$99,999                    4.25                      4.44
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


--------------------------------------------------------------------------------
13p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.


--------------------------------------------------------------------------------
14p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies


o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.


Waivers of the sales charge for Class A shares


Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


--------------------------------------------------------------------------------
15p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

o  purchases made:


   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

--------------------------------------------------------------------------------
16p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

--------------------------------------------------------------------------------
17p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio manager from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
18p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.


You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

--------------------------------------------------------------------------------
19p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)


o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.


The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone


(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts


(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
20p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

By wire


You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.


o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


--------------------------------------------------------------------------------
21p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
22p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .62              .06
Net gains (losses) (both realized and unrealized)                               .60             (.27)
Total from investment operations                                               1.22             (.21)
Less distributions:
Dividends from net investment income                                           (.62)            (.06)
Net asset value, end of period                                               $10.30            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                        $178              $56
Ratio of expenses to average daily net assets(c)                              1.08%            1.16%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.97%            5.59%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              12.72%           (2.04%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 2.51% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
23p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .54              .05
Net gains (losses) (both realized and unrealized)                               .60             (.27)
Total from investment operations                                               1.14             (.22)
Less distributions:
Dividends from net investment income                                           (.54)            (.05)
Net asset value, end of period                                               $10.30            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                         $56               $4
Ratio of expenses to average daily net assets(c)                              1.83%            1.88%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.22%            5.14%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              11.90%           (2.11%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.27% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
24p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.69            $9.97
Income from investment operations:
Net investment income (loss)                                                    .54              .05
Net gains (losses) (both realized and unrealized)                               .61             (.28)
Total from investment operations                                               1.15             (.23)
Less distributions:
Dividends from net investment income                                           (.54)            (.05)
Net asset value, end of period                                               $10.30            $9.69

Ratios/supplemental data
Net assets, end of period (in millions)                                          $5               $1
Ratio of expenses to average daily net assets(c)                              1.83%            1.61%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.20%            5.45%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              12.01%           (2.19%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.27% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
25p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .63              .06
Net gains (losses) (both realized and unrealized)                               .61             (.27)
Total from investment operations                                               1.24             (.21)
Less distributions:
Dividends from net investment income                                           (.63)            (.06)
Net asset value, end of period                                               $10.31            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c)                               .92%            1.01%(d),(e)
Ratio of net investment income (loss) to average daily net assets             6.08%            5.71%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              13.00%           (2.03%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.35% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
26p   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:

americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3178

Ticker Symbol
Class A: AIOAX    Class B: AIOBX
Class C: --       Class Y: --

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6266-99 D (9/04)

                        AXP(R) Income Opportunities Fund

                  Supplement to the Sept. 29, 2004 Prospectus

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus dated Sept. 29, 2004. The caption headings used in this Supplement correspond with the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none


Annual Fund operating expenses(a) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees                                                      0.61%
Distribution (12b-1) fees                                            0.00%
Other expenses(b)                                                    0.15%
Total                                                                0.76%

(a) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.88% for Class I.

(b) Other expenses include an administrative services fee and other nonadvisory expenses.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                   1 year     3 years    5 years    10 years
Class I             $78        $243       $423        $946

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(b)
Net asset value, beginning of period                                  $10.41
Income from investment operations:
Net investment income (loss)                                             .27
Net gains (losses) (both realized and unrealized)                       (.10)
Total from investment operations                                         .17
Less distributions:
Dividends from net investment income                                    (.26)
Net asset value, end of period                                        $10.32

Ratios/supplemental data
Net assets, end of period (in millions)                                  $21
Ratio of expenses to average daily net assets(c)                        .76%(d)
Ratio of net investment income (loss) to average daily net assets      6.40%(d)
Portfolio turnover rate (excluding short-term securities)               133%
Total return(e)                                                        1.58%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.




                                                              S-6266-79 D (9/04)

AXP(R)
   Inflation Protected
        Securities
             Fund


AXP Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.


Prospectus


Sept. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Fund                                           3p

Goal 3p

Principal Investment Strategies                    3p

Principal Risks                                    4p

Past Performance                                   5p

Fees and Expenses                                  5p

Investment Manager                                 6p

Other Securities and Investment Strategies         7p

Buying and Selling Shares                          8p

Valuing Fund Shares                                8p

Investment Options                                 9p

Purchasing Shares                                 10p

Transactions Through Third Parties                12p

Sales Charges                                     13p

Exchanging/Selling Shares                         17p

Distributions and Taxes                           20p

Financial Highlights                              22p


--------------------------------------------------------------------------------
2p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

The Fund

GOAL


AXP Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term. Achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

o Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments or corporate issuers of inflation-protected securities) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.


o The Fund will target an average portfolio duration within one year of the duration of the Lehman Brothers U.S. Treasury Inflation Notes Index which, as of July 31, 2004, was 9.1 years on an unadjusted basis, and 5.6 when adjusted for relative volatility and correlation to traditional Treasury securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments in which the Fund will invest.


--------------------------------------------------------------------------------
3p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Style Risk

   Interest Rate Risk

   Market Risk

   Diversification Risk

Style Risk

Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
4p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on March 4, 2004.


When available, the Fund intends to compare its performance to the Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund invests.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             4.75%      none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)     5%        1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets: Class A  Class B Class C  Class Y
Management fees                               0.44%    0.44%   0.44%    0.44%
Distribution (12b-1) fees                     0.25%    1.00%   1.00%    0.00%
Other expenses(e)                             0.83%    0.86%   0.86%    0.93%
Total                                         1.52%    2.30%   2.30%    1.37%
Fee waiver/expense reimbursement              0.68%    0.68%   0.68%    0.68%
Net expenses                                  0.84%    1.62%   1.62%    0.69%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.84% for Class A; 1.62% for Class B; 1.62% for Class C and 0.69% for Class Y.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
5p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $557        $869      $1,204      $2,151
Class B                                       $565(b)     $954(b)   $1,270(b)   $2,391(c)
Class C                                       $165        $654      $1,170      $2,588
Class Y                                       $ 70        $367      $  686      $1,593


(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.


(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                             1 year      3 years    5 years    10 years
Class A(a)                                    $557        $869      $1,204      $2,151
Class B                                       $165        $654      $1,170      $2,391(b)
Class C                                       $165        $654      $1,170      $2,588
Class Y                                       $ 70        $367      $  686      $1,593


(a)  Includes a 4.75% sales charge.


(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.84% for Class A; 1.62% for Class B; 1.62% for Class C and 0.69% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

The team that manages the Fund's portfolio is led by:

Jamie Jackson, Portfolio Manager

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.


AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.



--------------------------------------------------------------------------------
6p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee is 0.440% on the first $1 billion, gradually reducing to 0.315% as assets increase. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC also serves as investment manager to the AXP Portfolio Builder Funds, which are six affiliated fund-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage these Portfolio Builder related transactions. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. For more information on strategies and holdings, see the Fund's Statement of Additional Information
(SAI).


--------------------------------------------------------------------------------
7p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


--------------------------------------------------------------------------------
8p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A       Class B        Class C      Class Y
----------------- ------------- -------------- ------------ ---------------
Availability      Available     Available to   Available    Limited to
                  to all        all            to all       qualifying
                  investors.    investors.     investors.   institutional
                                                            investors.
----------------- ------------- -------------- ------------ ---------------
Initial Sales     Yes.          No. Entire     No. Entire   No. Entire
Charge            Payable at    purchase       purchase     purchase
                  time of       price is       price is     price is
                  purchase.     invested in    invested     invested in
                  Lower sales   shares of      in shares    shares of the
                  charge for    the Fund.      of the       Fund.
                  larger                       Fund.
                  investments.
----------------- ------------- -------------- ------------ ---------------
Deferred Sales    On            Maximum 5%     1% CDSC      None.
Charge            purchases     CDSC during    applies if
                  over          the first      you sell
                  $1,000,000,   year           your
                  1% CDSC       decreasing     shares
                  applies if    to 0% after    less than
                  you sell      six years.     one year
                  your shares                  after
                  less than                    purchase.
                  one year
                  after
                  purchase.
----------------- ------------- -------------- ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ------------- -------------- ------------ ---------------
Conversion to     N/A           Yes,           No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

--------------------------------------------------------------------------------
9p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.


If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
10p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- --------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- --------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- --------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- --------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- --------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- --------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- --------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- --------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- --------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:           $5,000*
Additional investments:       $500**
Account balances:             $2,500***
Qualified account balances:   none

  * For all accounts, including tax qualified accounts. Investors establishing a tax-qualified account should make sure that an investment in the Fund complies with applicable contribution limits.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

*** If your Fund account balance falls below $1,000, you will be asked to increase your balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

--------------------------------------------------------------------------------
11p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:           $5,000
Additional investments:       $100*
Account balances:             $2,500 (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $5,000, you must make payments at least monthly.

* $50 minimum per payment for qualified accounts in a direct at fund account so long as $5,000 initial investment has been met.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:


(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
12p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                     Sales charge as percentage of:
Total market value        Public offering price*      Net amount invested
 Up to $49,999                     4.75%                     4.99%
 $50,000-$99,999                   4.25                      4.44
 $100,000-$249,999                 3.50                      3.63
 $250,000-$499,999                 2.50                      2.56
 $500,000-$999,999                 2.00                      2.04
 $1,000,000 or more                0.00                      0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;


--------------------------------------------------------------------------------
13p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.


--------------------------------------------------------------------------------
14p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.


--------------------------------------------------------------------------------
15p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

--------------------------------------------------------------------------------
16p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio manager from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.


--------------------------------------------------------------------------------
17p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.


You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

--------------------------------------------------------------------------------
18p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  delivery instructions, if applicable

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone


(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts


(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
19p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

--------------------------------------------------------------------------------
20p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. The Fund will distribute both interest income and the income attributable to principal adjustments, both of which are taxable to shareholders.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
21p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .21
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.13)
Less distributions:
Dividends from net investment income                                  (.20)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $38
Ratio of expenses to average daily net assets(c),(e)                  .84%(d)
Ratio of net investment income (loss) to average daily net assets    5.83%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.25%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.52% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
22p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .18
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.16)
Less distributions:
Dividends from net investment income                                  (.17)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $15
Ratio of expenses to average daily net assets(c),(e)                 1.62%(d)
Ratio of net investment income (loss) to average daily net assets    5.09%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.54%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 2.30% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
23p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .18
Net gains (losses) (both realized and unrealized)                     (.35)
Total from investment operations                                      (.17)
Less distributions:
Dividends from net investment income                                  (.16)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                 $2
Ratio of expenses to average daily net assets(c),(e)                 1.61%(d)
Ratio of net investment income (loss) to average daily net assets    4.99%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.58%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 2.30% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
24p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .22
Net gains (losses) (both realized and unrealized)                     (.35)
Total from investment operations                                      (.13)
Less distributions:
Dividends from net investment income                                  (.20)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $--
Ratio of expenses to average daily net assets(c),(e)                  .69%(d)
Ratio of net investment income (loss) to average daily net assets    5.79%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.19%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 1.37% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
25p   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:

americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3178


Ticker Symbol
Class A: APSAX    Class B: --
Class C: --       Class Y: --


(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6280-99 C (9/04)

                   AXP(R) Inflation Protected Securities Fund
                  Supplement to the Sept. 29, 2004 Prospectus

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus dated Sept. 29, 2004. The caption headings used in this Supplement correspond with the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


Class I has not been in existence for a full calendar year and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                        Class I
Management fees                                                      0.44%
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                    0.83%
Total(b)                                                             1.27%
Fee waiver/expense reimbursement                                     0.68%
Net expenses                                                         0.59%

(a) Other expenses include an administrative services fee and other nonadvisory expenses.

(b) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


              1 year           3 years           5 years    10 years
Class I        $60              $336              $633       $1,479

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .22
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.12)
Less distributions:
Dividends from net investment income                                  (.21)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $13
Ratio of expenses to average daily net assets(c),(e)                  .59%(d)
Ratio of net investment income (loss) to average daily net assets    6.28%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.14%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 1.27% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




                                                              S-6280-79 C (9/04)

AXP(R)
    Limited Duration
            Bond
              Fund

AXP Limited Duration Bond Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Prospectus


Sept. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                             3p

Goal                                                                 3p

Principal Investment Strategies                                      3p

Principal Risks                                                      4p

Past Performance                                                     4p

Fees and Expenses                                                    5p

Investment Manager                                                   6p


Other Securities and
   Investment Strategies                                             8p


Buying and Selling Shares                                            8p


Valuing Fund Shares                                                  9p

Investment Options                                                   9p

Purchasing Shares                                                   11p

Transactions Through Third Parties                                  13p

Sales Charges                                                       13p

Exchanging/Selling Shares                                           17p

Distributions and Taxes                                             21p

Financial Highlights                                                23p


--------------------------------------------------------------------------------
2p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Limited Duration Bond Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund invests primarily in short- (0 to 3 years) to intermediate-term (4 to 10 years) investment grade securities, including securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund generally will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to sectors, industries and securities relative to a benchmark index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Targeting an average portfolio duration of two to four years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to sectors, industries and securities relative to a benchmark index.

o  A security's rating is changed or is vulnerable to a change.

o  A sector or industry is experiencing change.

o  The interest rate or economic outlook changes.

o  AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees, expenses, and taxes.


--------------------------------------------------------------------------------
3p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Call/Prepayment Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 19, 2003.

When available, the Fund intends to compare its performance to the Lehman Brothers Intermediate Aggregate Index, an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund invests. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Fund also intends to compare its performance to the Lipper
Short-Intermediate Investment Grade Bond Funds Index, an index published by Lipper Inc. that includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
4p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             4.75%      none       none       none


Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none(b)     5%        1%(c)      none


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:   Class A  Class B Class C  Class Y
Management fees                                 0.54%    0.54%   0.54%    0.54%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(e)                               0.24%    0.25%   0.25%    0.32%
Total                                           1.03%    1.79%   1.79%    0.86%
Fee waiver/expense reimbursement                0.08%    0.08%   0.08%    0.08%
Net expenses                                    0.95%    1.71%   1.71%    0.78%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.95% for Class A; 1.71% for Class B; 1.71% for Class C and 0.78% for Class Y.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
5p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year       3 years   5 years    10 years
Class A(a)                                    $567        $780      $1,010      $1,672
Class B                                       $574(b)     $856(b)   $1,063(b)   $1,903(c)
Class C                                       $174        $556      $  963      $2,104
Class Y                                       $ 80        $267      $  470      $1,058


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                             1 year       3 years   5 years    10 years
Class A(a)                                    $567        $780      $1,010      $1,672
Class B                                       $174        $556      $  963      $1,903(b)
Class C                                       $174        $556      $  963      $2,104
Class Y                                       $ 80        $267      $  470      $1,058


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.95% for Class A, 1.71% for Class B, 1.71% for Class C and 0.78% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


The teams that manage the Fund's portfolio are led by:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.


--------------------------------------------------------------------------------
6p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Scott Kirby, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the structured assets sector team.

o Has managed the AXP Short Duration U.S. Government Fund since 2001 and the AXP U.S. Government Mortgage Fund since 2002.

o  Employed by AEFC from 1979 to 1985 and from 1987 to present.

o  Began investment career in 1986.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.54% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


--------------------------------------------------------------------------------
7p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

AEFC also serves as investment manager to the AXP Portfolio Builder Funds, which are six affiliated fund-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage these Portfolio Builder related transactions. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


--------------------------------------------------------------------------------
8p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


--------------------------------------------------------------------------------
9p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

                  Class A       Class B        Class C      Class Y
----------------- ------------- -------------- ------------ ---------------
Availability      Available     Available to   Available    Limited to
                  to all        all            to all       qualifying
                  investors.    investors.     investors.   institutional
                                                            investors.
----------------- ------------- -------------- ------------ ---------------
Initial Sales     Yes.          No. Entire     No. Entire   No. Entire
Charge            Payable at    purchase       purchase     purchase
                  time of       price is       price is     price is
                  purchase.     invested in    invested     invested in
                  Lower sales   shares of      in shares    shares of the
                  charge for    the Fund.      of the       Fund.
                  larger                       Fund.
                  investments.
----------------- ------------- -------------- ------------ ---------------
Deferred Sales    On            Maximum 5%     1% CDSC      None.
Charge            purchases     CDSC during    applies if
                  over          the first      you sell
                  $1,000,000,   year           your
                  1% CDSC       decreasing     shares
                  applies if    to 0% after    less than
                  you sell      six years.     one year
                  your shares                  after
                  less than                    purchase.
                  one year
                  after
                  purchase.
----------------- ------------- -------------- ------------ ---------------
Distribution      Yes.* 0.25%   Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ------------- -------------- ------------ ---------------
Conversion to     N/A           Yes,           No.          No.
Class A                         automatically
                                in ninth
                                calendar
                                year of
                                ownership.
----------------- ------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

--------------------------------------------------------------------------------
10p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.


If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- --------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- --------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- --------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- --------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- --------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- --------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- --------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- --------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- --------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


--------------------------------------------------------------------------------
11p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.


 * $1,000 for tax qualified accounts.


** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)


If your Fund account balance is below $2,000, you must make payments at least monthly.


 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:


(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

--------------------------------------------------------------------------------
12p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                   Sales charge as percentage of:
Total market value        Public offering price*     Net amount invested
Up to $49,999                      4.75%                     4.99%
$50,000-$99,999                    4.25                      4.44
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


--------------------------------------------------------------------------------
13p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.


--------------------------------------------------------------------------------
14p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.


--------------------------------------------------------------------------------
15p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."


Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

--------------------------------------------------------------------------------
16p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

--------------------------------------------------------------------------------
17p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio managers from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

--------------------------------------------------------------------------------
18p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  delivery instructions, if applicable

o  any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.


The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
19p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

By telephone


(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts


(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire


You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.


o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan


o  Minimum payment: $100*


o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
20p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
21p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
22p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .22              .01
Net gains (losses) (both realized and unrealized)                               .11             (.31)
Total from investment operations                                                .33             (.30)
Less distributions:
Dividends from net investment income                                           (.22)            (.01)
Net asset value, end of period                                                $9.76            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                        $103              $55
Ratio of expenses to average daily net assets(c),(e)                           .96%             .96%(d)
Ratio of net investment income (loss) to average daily net assets             2.31%            1.39%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               3.46%           (2.94%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.03% and 2.40% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
23p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.66            $9.96
Income from investment operations:
Net investment income (loss)                                                    .15              .01
Net gains (losses) (both realized and unrealized)                               .10             (.30)
Total from investment operations                                                .25             (.29)
Less distributions:
Dividends from net investment income                                           (.15)            (.01)
Net asset value, end of period                                                $9.76            $9.66

Ratios/supplemental data
Net assets, end of period (in millions)                                         $21               $6
Ratio of expenses to average daily net assets(c),(e)                          1.71%            1.74%(d)
Ratio of net investment income (loss) to average daily net assets             1.57%            1.02%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               2.58%           (2.91%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.78% and 3.16% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
24p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .15              .01
Net gains (losses) (both realized and unrealized)                               .10             (.31)
Total from investment operations                                                .25             (.30)
Less distributions:
Dividends from net investment income                                           (.15)            (.01)
Net asset value, end of period                                                $9.75            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                          $2               $1
Ratio of expenses to average daily net assets(c),(e)                          1.72%            1.72%(d)
Ratio of net investment income (loss) to average daily net assets             1.56%             .85%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               2.58%           (3.02%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.79% and 3.16% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
25p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .24              .01
Net gains (losses) (both realized and unrealized)                               .10             (.30)
Total from investment operations                                                .34             (.29)
Less distributions:
Dividends from net investment income                                           (.24)            (.02)
Net asset value, end of period                                                $9.75            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                           .80%             .81%(d)
Ratio of net investment income (loss) to average daily net assets             2.44%            1.55%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               3.53%           (2.92%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.87% and 2.24% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
26p   ---   AXP LIMITED DURATION BOND FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:

americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3178


Ticker Symbol
Class A: ALDAX    Class B: ALDBX
Class C: --       Class Y: --


(logo)
AMERICAN
 EXPRESS
(R)


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6265-99 D (9/04)

                        AXP(R) Limited Duration Bond Fund

                  Supplement to the Sept. 29, 2004 Prospectus

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus dated Sept. 29, 2004. The caption headings used in this Supplement correspond with the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


Class I has not been in existence for a full calendar year and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                        Class I
Management fees                                                      0.54%
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                    0.22%
Total(b)                                                             0.76%
Fee waiver/expense reimbursement                                     0.08%
Net expenses                                                         0.68%

(a) Other expenses include an administrative services fee and other nonadvisory expenses.

(b) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.68% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                1 year           3 years           5 years         10 years
Class I          $69              $235              $415             $939

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(b)
Net asset value, beginning of period                                   $9.90
Income from investment operations:
Net investment income (loss)                                             .11
Net gains (losses) (both realized and unrealized)                       (.14)
Total from investment operations                                        (.03)
Less distributions:
Dividends from net investment income                                    (.11)
Net asset value, end of period                                         $9.76

Ratios/supplemental data
Net assets, end of period (in millions)                                  $27
Ratio of expenses to average daily net assets(c),(e)                    .64%(d)
Ratio of net investment income (loss) to average daily net assets      2.83%(d)
Portfolio turnover rate (excluding short-term securities)               317%
Total return(f)                                                        (.36%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class I would have been 0.71% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




                                                              S-6265-79 D (9/04)

                          AXP(R) DISCOVERY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                              AXP(R) CORE BOND FUND

                        AXP(R) INCOME OPPORTUNITIES FUND

                   AXP(R) INFLATION PROTECTED SECURITIES FUND

                        AXP(R) LIMITED DURATION BOND FUND

  (singularly and collectively where the context requires, referred to as the
                                      Fund)

                                 SEPT. 29, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Reports to shareholders (Annual Reports) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Reports and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Reports are incorporated in this SAI by reference. No other portion of the Annual Reports, however, is incorporated by reference. The prospectuses for the Funds, dated the same date as this SAI, also are incorporated in this SAI by reference.

Table of Contents


Mutual Fund Checklist                                                p.     3

Fundamental Investment Policies                                      p.     4

Investment Strategies and Types of Investments                       p.     6

Information Regarding Risks and Investment Strategies                p.     8

Security Transactions                                                p.    25

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.    27

Valuing Fund Shares                                                  p.    28

Proxy Voting                                                         p.    29

Investing in the Fund                                                p.    30

Selling Shares                                                       p.    32

Pay-out Plans                                                        p.    32

Capital Loss Carryover                                               p.    33

Taxes                                                                p.    33

Agreements                                                           p.    35

Organizational Information                                           p.    39

Board Members and Officers                                           p.    43

Principal Holders of Securities                                      p.    48

Independent Registered Public Accounting Firm                        p.    49

Appendix: Description of Ratings                                     p.    50


--------------------------------------------------------------------------------
2   --   AXP DISCOVERY SERIES, INC.

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                      Market price             Shares
investment                                    of a share             acquired
  $100                                         $ 6.00                  16.7
   100                                           4.00                  25.0
   100                                           4.00                  25.0
   100                                           6.00                  16.7
   100                                           5.00                  20.0
   ---                                           ----                  ----
  $500                                         $25.00                 103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP DISCOVERY SERIES, INC.

Fundamental Investment Policies


Throughout this SAI, the funds are referred to as follows:

   AXP Core Bond Fund (Core Bond)

   AXP Income Opportunities Fund (Income Opportunities)

   AXP Inflation Protected Securities Fund (Inflation Protected Securities)

   AXP Limited Duration Bond Fund (Limited Duration Bond)


Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Core Bond


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.


Income Opportunities


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

--------------------------------------------------------------------------------
4   --   AXP DISCOVERY SERIES, INC.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.


Inflation Protected Securities


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Limited Duration Bond


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
5   --   AXP DISCOVERY SERIES, INC.

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments                                      Allowable for the Fund?
                                                                               Income           Inflation          Limited
                                                             Core Bond      Opportunities  Protected Securities  Duration Bond

Agency and Government Securities                                 yes             yes                yes              yes
Borrowing                                                        yes             yes                yes              yes
Cash/Money Market Instruments                                    yes             yes                yes              yes
Collateralized Bond Obligations                                  yes             yes                yes              yes
Commercial Paper                                                 yes             yes                yes              yes
Common Stock                                                     yes             yes                yes              yes
Convertible Securities                                           yes             yes                yes              yes
Corporate Bonds                                                  yes             yes                yes              yes
Debt Obligations                                                 yes             yes                yes              yes
Depositary Receipts                                              yes             yes                yes              yes
Derivative Instruments (Including Options and Futures)           yes             yes                yes              yes

Exchange-Traded Funds                                            yes             yes                yes              yes

Foreign Currency Transactions                                    yes             yes                yes              yes
Foreign Securities                                               yes             yes                yes              yes

High-Yield (High-Risk) Securities (Junk Bonds)*                  no*             yes                no*              no*

Illiquid and Restricted Securities                               yes             yes                yes              yes
Indexed Securities                                               yes             yes                yes              yes

Inflation Protected Securities                                   yes             yes                yes              yes

Inverse Floaters                                                 yes             yes                yes              yes
Investment Companies                                             yes             yes                yes              yes
Lending of Portfolio Securities                                  yes             yes                yes              yes
Loan Participations                                              yes             yes                yes              yes
Mortgage- and Asset-Backed Securities                            yes             yes                yes              yes
Mortgage Dollar Rolls                                            yes             yes                yes              yes
Municipal Obligations                                            yes             yes                yes              yes
Preferred Stock                                                  yes             yes                yes              yes
Real Estate Investment Trusts                                    yes             yes                yes              yes
Repurchase Agreements                                            yes             yes                yes              yes
Reverse Repurchase Agreements                                    yes             yes                yes              yes
Short Sales                                                      no              no                 no               no
Sovereign Debt                                                   yes             yes                yes              yes
Structured Products                                              yes             yes                yes              yes
Swap Agreements                                                  no              no                 no               no
Variable- or Floating-Rate Securities                            yes             yes                yes              yes
Warrants                                                         yes             yes                yes              yes
When-Issued Securities and Forward Commitments                   yes             yes                yes              yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities             yes             yes                yes              yes

* The Fund may hold high-yield securities, provided they were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
6   --   AXP DISCOVERY SERIES, INC.

The following are guidelines that may be changed by the board at any time:


Core Bond

o  The Fund may invest up to 15% of its total assets in foreign investments.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.


o  The Fund will not invest in a company to control or manage it.


Income Opportunities


o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.


o  The Fund will not invest in a company to control or manage it.


Inflation Protected Securities


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.


o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.


o  The Fund may invest up to 15% of its total assets in foreign investments.

o The Fund will not invest more than 10% of its assets in securities of investment companies.


Limited Duration Bond


o  The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies.


o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.


o  The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
7   --   AXP DISCOVERY SERIES, INC.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

--------------------------------------------------------------------------------
8   --   AXP DISCOVERY SERIES, INC.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk


Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

--------------------------------------------------------------------------------
9   --   AXP DISCOVERY SERIES, INC.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

--------------------------------------------------------------------------------
10   --   AXP DISCOVERY SERIES, INC.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

--------------------------------------------------------------------------------
11   --   AXP DISCOVERY SERIES, INC.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

--------------------------------------------------------------------------------
12   --   AXP DISCOVERY SERIES, INC.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.


Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

--------------------------------------------------------------------------------
13   --   AXP DISCOVERY SERIES, INC.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

--------------------------------------------------------------------------------
14   --   AXP DISCOVERY SERIES, INC.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions


Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.


--------------------------------------------------------------------------------
15   --   AXP DISCOVERY SERIES, INC.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.


Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market.

--------------------------------------------------------------------------------
16   --   AXP DISCOVERY SERIES, INC.

For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.


(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

--------------------------------------------------------------------------------
17   --   AXP DISCOVERY SERIES, INC.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

--------------------------------------------------------------------------------
18   --   AXP DISCOVERY SERIES, INC.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

--------------------------------------------------------------------------------
19   --   AXP DISCOVERY SERIES, INC.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or
--------------------------------------------------------------------------------
20   --   AXP DISCOVERY SERIES, INC.

any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

--------------------------------------------------------------------------------
21   --   AXP DISCOVERY SERIES, INC.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)
--------------------------------------------------------------------------------
22   --   AXP DISCOVERY SERIES, INC.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

--------------------------------------------------------------------------------
23   --   AXP DISCOVERY SERIES, INC.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

--------------------------------------------------------------------------------
24   --   AXP DISCOVERY SERIES, INC.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

--------------------------------------------------------------------------------
25   --   AXP DISCOVERY SERIES, INC.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


For fiscal periods noted below, each Fund paid total brokerage commissions as follows. Substantially all firms through whom transactions were executed provide research services.

Fund                                           July 31, 2004     July 31, 2003
Core Bond                                        $1,451             $244(a)
Income Opportunities                                  0                0(a)
Inflation Protected Securities                        0(b)            --
Limited Duration Bond                               839               40(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal period, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

Fund                                Name of issuer                                Value of securities owned at end of fiscal period
Core Bond                           Bear Stearns Commercial Mtge Securities                         $  990,904
                                    Citigroup                                                        6,399,291
                                    CSFirst Boston MtgeSecurities                                      487,640
                                    LB-UBS Commercial Mtge Trust                                     2,162,642
                                    J.P. Morgan Chase                                                  157,860
                                    J.P. Morgan Chase Commercial Mtge Securities                     1,055,889
                                    Merrill Lynch Mtge Trust                                           481,353
                                    Morgan Stanley Capital 1                                            97,274
                                    Morgan Stanley Mtge Loan Trust                                     802,917

Income Opportunities                LaBranche                                                          757,500

Inflation Protected Securities      Credit Suisse First Boston NY                                      799,029

Limited Duration Bond               Bear Stearns Commercial Mtge Securities                            487,135
                                    Citigroup                                                        6,299,302
                                    CSFirst Boston MtgeSecurities                                      901,971
                                    LB-UBS Commercial Mtge Trust                                     2,817,491
                                    J.P. Morgan Chase                                                  181,779
                                    J.P. Morgan Chase Commercial Mtge Securities                     1,436,395
                                    Merrill Lynch Mtge Trust                                           201,213
                                    Morgan Stanley Capital 1                                           505,248
                                    Morgan Stanley Mtge Loan Trust                                     802,918

The portfolio turnover rates in the two most recent fiscal periods were as follows:

Fund                                           July 31, 2004     July 31, 2003
Core Bond                                           310%              46%(a)
Income Opportunities                                133               26(a)
Inflation Protected Securities                       11(b)            --
Limited Duration Bond                               317               36(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


--------------------------------------------------------------------------------
26   --   AXP DISCOVERY SERIES, INC.

Higher turnover rates may result in higher brokerage expenses and taxes. The variation in turnover rates for Core Bond and Limited Duration Bond can be attributed to the following factors: A significant portion of the turnover was the result of the "roll" transactions in the liquid derivatives and Treasury Notes. In the derivative securities, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. For Treasury Notes, existing holdings are sold and newly minted securities with better liquidity are purchased. These transactions affect the turnover rate of the portfolio, but do not change the risk exposure or result in material transaction costs.

The variation in turnover rates for Income Opportunities can be attributed to the fact that the fiscal year which ended July 31, 2004 was the Fund's first full fiscal year.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the two most recent fiscal periods.


--------------------------------------------------------------------------------
27   --   AXP DISCOVERY SERIES, INC.

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation looked like this:

Core Bond
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                 $65,343,817        divided by              6,792,966           equals                    $9.62
Class B                   8,171,684                                  849,323                                      9.62
Class C                     384,497                                   39,954                                      9.62
Class I                  62,984,188                                6,553,738                                      9.61
Class Y                      30,038                                    3,122                                      9.62

Income Opportunities
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $178,016,230        divided by             17,275,656           equals                   $10.30
Class B                  55,965,090                                5,433,323                                     10.30
Class C                   5,210,600                                  505,939                                     10.30
Class I                  21,473,221                                2,081,075                                     10.32
Class Y                     286,333                                   27,767                                     10.31

Inflation Protected Securities
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                 $37,586,595        divided by              3,826,810           equals                    $9.82
Class B                  14,708,730                                1,498,151                                      9.82
Class C                   1,766,972                                  179,976                                      9.82
Class I                  13,130,545                                1,336,828                                      9.82
Class Y                       9,821                                    1,000                                      9.82

Limited Duration Bond
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $103,318,548        divided by             10,591,328           equals                    $9.76
Class B                  21,460,044                                2,199,616                                      9.76
Class C                   2,094,579                                  214,772                                      9.75
Class I                  27,479,728                                2,816,889                                      9.76
Class Y                      14,777                                    1,515                                      9.75


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


--------------------------------------------------------------------------------
28   --   AXP DISCOVERY SERIES, INC.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:


o  On the ISS website accessible through www.americanexpress.com/funds


o On a web site maintained by the Securities and Exchange Commission, www.sec.gov


o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
29   --   AXP DISCOVERY SERIES, INC.

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV.


Class A -- Calculation of the Sales Charge


Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as follows. The sales charge is paid to the Distributor by the person buying the shares.

Fund                  Net asset value of one share     Divided by (1.00 - 0.0475) for a sales charge      Public offering price
Core Bond                        $ 9.62                                divided by 0.9525              =            $10.10
Income Opportunities              10.30                                divided by 0.9525              =             10.81
Inflation Protected Securities     9.82                                divided by 0.9525              =             10.31
Limited Duration Bond              9.76                                divided by 0.9525              =             10.25

Sales charges are determined as follows:

                                Sales charge as a percentage of:
Total market value        Public offering price     Net amount invested
Up to $49,999                      4.75%                   4.99%
$50,000-$99,999                    4.25                    4.44
$100,000-$249,999                  3.50                    3.63
$250,000-$499,999                  2.50                    2.56
$500,000-$999,999                  2.00                    2.04
$1,000,000 or more                 0.00                    0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                     Number of participants
Total plan assets                 1-99                  100 or more
Less than $1 million               4%                       0%
$1 million or more                 0%                       0%


Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


--------------------------------------------------------------------------------
30   --   AXP DISCOVERY SERIES, INC.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

--------------------------------------------------------------------------------
31   --   AXP DISCOVERY SERIES, INC.

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

--------------------------------------------------------------------------------
32   --   AXP DISCOVERY SERIES, INC.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers at the end of the most recent fiscal period as follows:

Fund                                     Total capital loss carryovers
Core Bond                                          $1,386,903
Inflation Protected Securities                         49,373
Limited Duration Bond                                 704,906

If not offset by subsequent capital gains, capital loss carryovers will expire as follows:

Fund                                           2011         2012          2013
Core Bond                                   $281,078     $536,395      $569,430
Inflation Protected Securities                49,373           --            --
Limited Duration Bond                        193,689      337,559       173,658

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

--------------------------------------------------------------------------------
33   --   AXP DISCOVERY SERIES, INC.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal period, the net investment income dividends, if paid, which qualified for the corporate deduction were as follows:

                                                  Qualifying portion of
Fund                                         net investment income dividends
Core Bond                                                 0.00%
Income Opportunities                                      0.98
Inflation Protected Securities                            0.00
Limited Duration Bond                                     0.00

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). For the most recent fiscal period, the QDI for individuals was as follows:

Fund                                               QDI for individuals
Core Bond                                                 0.00%
Income Opportunities                                      0.98
Inflation Protected Securities                            0.00
Limited Duration Bond                                     0.00


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

--------------------------------------------------------------------------------
34   --   AXP DISCOVERY SERIES, INC.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.



Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT


AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

                                                                             Annual rate at each asset level
                                                                                                Inflation          Limited
                                                                                Income          Protected         Duration
Assets (billions)                                            Core Bond       Opportunities     Securities           Bond
First    $1.0                                                  0.540%            0.610%           0.440%            0.540%
Next      1.0                                                  0.515             0.585            0.415             0.515
Next      1.0                                                  0.490             0.560            0.390             0.490
Next      3.0                                                  0.465             0.535            0.365             0.465
Next      3.0                                                  0.440             0.510            0.340             0.440
Over      9.0                                                  0.415             0.485            0.315             0.415

On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. AEFC has agreed to certain fee waivers and expense reimbursements for Core Bond, Income Opportunities, Inflation Protected Securities and Limited Duration Bond as discussed in the Fund's prospectus.

Fund                                                   Daily rate
Core Bond                                                 0.540%
Income Opportunities                                      0.610
Inflation Protected Securities                            0.440
Limited Duration Bond                                     0.540

The management fee is paid monthly. Under the agreement, the total amount paid for the following fiscal periods was as follows:

Fund                                                 2004               2003
Core Bond                                          $417,836          $32,016(a)
Income Opportunities                                985,862           38,550(a)
Inflation Protected Securities                       66,055(b)            --
Limited Duration Bond                               571,688           34,385(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


--------------------------------------------------------------------------------
35   --   AXP DISCOVERY SERIES, INC.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by each Fund for the following fiscal periods were as follows:

Fund                                                 2004               2003
Core Bond                                          $ 69,699          $ 7,553(a)
Income Opportunities                                133,277           15,960(a)
Inflation Protected Securities                        5,260(b)            --
Limited Duration Bond                                61,331            7,837(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Basis for board approving the investment advisory contract for:

AXP Core Bond Fund, AXP Income Opportunites Fund and AXP Limited Duration Bond Fund

The Funds are new, each becoming publicly available on June 19, 2003. Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

AXP Inflation Protected Securities Fund

The Fund is new, becoming publicly available on March 4, 2004. Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.


--------------------------------------------------------------------------------
36   --   AXP DISCOVERY SERIES, INC.

ADMINISTRATIVE SERVICES AGREEMENT


Each Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

                                                                             Annual rate at each asset level
                                                                                                Inflation          Limited
                                                                                Income          Protected         Duration
Assets (billions)                                            Core Bond       Opportunities     Securities           Bond
First    $1.0                                                  0.050%            0.050%           0.050%            0.050%
Next      1.0                                                  0.045             0.045            0.045             0.045
Next      1.0                                                  0.040             0.040            0.040             0.040
Next      3.0                                                  0.035             0.035            0.035             0.035
Next      3.0                                                  0.030             0.030            0.030             0.030
Over      9.0                                                  0.025             0.025            0.025             0.025

On the last day of the most recent fiscal period, the daily rate applied to each of the Fund's net assets was equal to the following percent on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Fund                                                    Daily rate
Core Bond                                                 0.050%
Income Opportunities                                      0.050
Inflation Protected Securities                            0.050
Limited Duration Bond                                     0.050

The following fees were paid under the agreement for the two most recent fiscal periods.

Fund                                                2004               2003
Core Bond                                           $38,539           $2,965(a)
Income Opportunities                                 81,849            3,160(a)
Inflation Protected Securities                        6,834(b)            --
Limited Duration Bond                                53,771            3,184(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year, for Class I is $1.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


--------------------------------------------------------------------------------
37   --   AXP DISCOVERY SERIES, INC.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges and the amount retained after paying commissions to personal financial advisors, and other expenses were as follows:

                                                                            2004                               2003
                                                                    Sales         Amount               Sales         Amount
                                                                   charges      retained by           charges      retained by
Fund                                                              collected   the Distributor        collected   the Distributor
Core Bond                                                       $  243,504       $169,705             $61,761(a)    $(239,213)(a)
Income Opportunities                                             1,008,513        268,488              51,706(a)     (266,547)(a)
Inflation Protected Securities                                     218,847(b)      45,591(b)               --             --
Limited Duration Bond                                              423,604        178,177              64,991(a)     (268,630)(a)

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal period, the Fund paid the following fees:

                                                                                      Class of shares
Funds                                                                 Class A             Class B              Class C
Core Bond                                                            $148,996            $ 54,879              $ 3,260
Income Opportunities                                                  295,746             357,754               36,314
Inflation Protected Securities                                         22,326              33,376                3,168
Limited Duration Bond                                                 203,574             175,450               18,621


The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

--------------------------------------------------------------------------------
38   --   AXP DISCOVERY SERIES, INC.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
39   --   AXP DISCOVERY SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86     Business Trust(2)     MA           6/30
   AXP(R) California Tax-Exempt Fund                                                                                         No

AXP(R) Dimensions Series, Inc.(4)                      2/20/68, 6/13/86(1)     Corporation     NV/MN           7/31

   AXP(R) New Dimensions Fund                                                                                               Yes


AXP(R) Discovery Series, Inc.(4)                       4/29/81, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Core Bond Fund                                                                                                    Yes
   AXP(R) Discovery Fund                                                                                                    Yes
   AXP(R) Income Opportunities Fund                                                                                         Yes
   AXP(R) Inflation Protected Securities Fund                                                                                No
   AXP(R) Limited Duration Bond Fund                                                                                        Yes


AXP(R) Equity Series, Inc.(4)                          3/18/57, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) Equity Select Fund                                                                                                Yes

AXP(R) Fixed Income Series, Inc.(4)                    6/27/74, 6/31/86(1)     Corporation     NV/MN           8/31
   AXP(R) Diversified Bond Fund(5)                                                                                          Yes


AXP(R) Global Series, Inc.                                     10/28/88        Corporation        MN          10/31
   AXP(R) Threadneedle Emerging Markets Fund(8)                                                                             Yes
   AXP(R) Threadneedle Global Balanced Fund(8)                                                                              Yes
   AXP(R) Global Bond Fund                                                                                                   No
   AXP(R) Threadneedle Global Equity Fund(6),(8)                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                          No


AXP(R) Government Income Series, Inc.(4)                        3/12/85        Corporation        MN           5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                            Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                     Yes

AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Growth Fund                                                                                                       Yes
   AXP(R) Large Cap Equity Fund                                                                                             Yes
   AXP(R) Large Cap Value Fund                                                                                              Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                Yes


AXP(R) High Yield Income Series, Inc.(4)                        8/17/83        Corporation        MN           5/31
   AXP(R) High Yield Bond Fund(5)                                                                                           Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)          12/21/78, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                        Yes

AXP(R) Income Series, Inc.(4)                          2/10/45, 6/13/86(1)     Corporation     NV/MN           5/31
   AXP(R) Selective Fund                                                                                                    Yes


AXP(R) International Series, Inc.(4)                            7/18/84        Corporation        MN          10/31
   AXP(R) Threadneedle European Equity Fund(8)                                                                               No
   AXP(R) Threadneedle International Fund(8)                                                                                Yes


AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)     Corporation     NV/MN           9/30
   AXP(R) Diversified Equity Income Fund                                                                                    Yes
   AXP(R) Mid Cap Value Fund                                                                                                Yes
   AXP(R) Mutual                                                                                                            Yes

--------------------------------------------------------------------------------
40   --   AXP DISCOVERY SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) Managed Series, Inc.                                     10/9/84        Corporation        MN           9/30
   AXP(R) Managed Allocation Fund                                                                                           Yes


AXP(R) Market Advantage Series, Inc.                            8/25/89        Corporation        MN           1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                       No
   AXP(R) Portfolio Builder Moderate Fund                                                                                    No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                         No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                  No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                No
   AXP(R) S&P 500 Index Fund                                                                                                 No
   AXP(R) Small Company Index Fund                                                                                          Yes


AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Cash Management Fund                                                                                              Yes

AXP(R) Partners Series, Inc.                                    3/20/01        Corporation        MN           5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                   Yes
   AXP(R) Partners Fundamental Value Fund                                                                                   Yes
   AXP(R) Partners Growth Fund                                                                                              Yes
   AXP(R) Partners Select Value Fund                                                                                        Yes
   AXP(R) Partners Small Cap Core Fund                                                                                      Yes
   AXP(R) Partners Small Cap Value Fund                                                                                      No
   AXP(R) Partners Value Fund                                                                                               Yes

AXP(R) Partners International Series, Inc.                       5/9/01        Corporation        MN          10/31
   AXP(R) Partners International Aggressive Growth
   Fund                                                                                                                     Yes
   AXP(R) Partners International Core Fund                                                                                  Yes
   AXP(R) Partners International Select Value Fund                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                             Yes


AXP(R) Sector Series, Inc.(3),(4)                               3/25/88        Corporation        MN           6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                      Yes
   AXP(R) Real Estate Fund                                                                                                   No


AXP(R) Selected Series, Inc.(4)                                 10/5/84        Corporation        MN           3/31
   AXP(R) Precious Metals Fund                                                                                               No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86     Business Trust(2)     MA           6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                           Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                      No
   AXP(R) Michigan Tax-Exempt Fund                                                                                           No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                          No
   AXP(R) New York Tax-Exempt Fund                                                                                           No
   AXP(R) Ohio Tax-Exempt Fund                                                                                               No

--------------------------------------------------------------------------------
41   --   AXP DISCOVERY SERIES, INC.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) Stock Series, Inc.(4)                           2/10/45, 6/13/86(1)     Corporation     NV/MN           9/30
   AXP(R) Stock Fund                                                                                                        Yes

AXP(R) Strategy Series, Inc.                                    1/24/84        Corporation        MN           3/31
   AXP(R) Equity Value Fund                                                                                                 Yes

   AXP(R) Partners Small Cap Growth Fund(3)                                                                                 Yes
   AXP(R) Small Cap Advantage Fund                                                                                          Yes
   AXP(R) Strategy Aggressive Fund                                                                                          Yes

AXP(R) Tax-Exempt Series, Inc.                         9/30/76, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                      Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                              Yes

AXP(R) Tax-Free Money Series, Inc.(4)                  2/29/80, 6/13/86(1)     Corporation     NV/MN          12/31
   AXP(R) Tax-Free Money Fund                                                                                               Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective Feb. 7, 2002, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.


(6) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(8) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global
     Equity Fund, AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.


--------------------------------------------------------------------------------
42   --   AXP DISCOVERY SERIES, INC.

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Arne H. Carlson                    Board member         Chair, Board Services                                Joint Audit,
901 S. Marquette Ave.              since 1999           Corporation (provides                                Contracts,
Minneapolis, MN 55402                                   administrative services to                           Executive,
Age 69                                                  boards). Former Governor                             Investment
                                                        of Minnesota                                         Review,  Board
                                                                                                             Effectiveness
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Philip J. Carroll, Jr.             Board member         Retired Chairman and CEO,    Scottish Power PLC,     Joint Audit,
901 S. Marquette Ave.              since 2002           Fluor Corporation            Vulcan Materials        Executive,
Minneapolis, MN 55402                                   (engineering and             Company, Inc.           Investment Review
Age 66                                                  construction) since 1998     (construction
                                                                                     materials/chemicals)
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Livio D. DeSimone                  Board member         Retired Chair of the Board   Cargill, Incorporated   Joint Audit,
30 Seventh Street East             since 2001           and Chief Executive          (commodity merchants    Contracts,
Suite 3050                                              Officer, Minnesota Mining    and processors),        Executive
St. Paul, MN 55101-4901                                 and Manufacturing (3M)       General Mills, Inc.
Age 70                                                                               (consumer foods),
                                                                                     Vulcan Materials
                                                                                     Company (construction
                                                                                     materials/chemicals),
                                                                                     Milliken & Company
                                                                                     (textiles and
                                                                                     chemicals), and
                                                                                     Nexia Biotechnologies,
                                                                                     Inc.
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Anne P. Jones                      Board member         Attorney and Consultant                              Joint Audit,
901 S. Marquette Ave.              since 1985                                                                Board
Minneapolis, MN 55402                                                                                        Effectiveness,
Age 69                                                                                                       Executive
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Stephen R. Lewis, Jr.*             Board member         Retired President and        Valmont Industries,     Contracts,
901 S. Marquette Ave.              since 2002           Professor of Economics,      Inc. (manufactures      Investment Review,
Minneapolis, MN 55402                                   Carleton College             irrigation systems)     Executive, Board
Age 65                                                                                                       Effectiveness
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Alan K. Simpson                    Board member         Former three-term United                             Investment
1201 Sunshine Ave.                 since 1997           States Senator for Wyoming                           Review,  Board
Cody, WY 82414                                                                                               Effectiveness
Age 72
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Alison Taunton-Rigby               Board member since   Founder and Chief                                    Investment
901 S. Marquette Ave.              2002                 Executive Officer,                                   Review,  Contracts
Minneapolis, MN 55402                                   RiboNovix, Inc. since
Age 60                                                  2004; President, Forester
                                                        Biotech since 2000;
                                                        prior to that, President
                                                        and CEO, Aquila
                                                        Biopharmaceuticals, Inc.
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
43   --   AXP DISCOVERY SERIES, INC.

Board Member Affiliated with AEFC**

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
William F. Truscott                Board member         Senior Vice President -
53600 AXP Financial Center         since 2001,          Chief Investment Officer
Minneapolis, MN 55474              Vice President       of AEFC since 2001. Former
Age 43                             since 2002           Chief Investment Officer
                                                        and Managing Director,
                                                        Zurich Scudder Investments
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Jeffrey P. Fox                     Treasurer since      Vice President -
50005 AXP Financial Center         2002                 Investment Accounting,
Minneapolis, MN 55474                                   AEFC, since 2002; Vice
Age 49                                                  President - Finance,
                                                        American Express Company,
                                                        2000-2002; Vice President
                                                        - Corporate Controller,
                                                        AEFC, 1996-2000
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Paula R. Meyer                     President since      Senior Vice President and
596 AXP Financial Center           2002                 General Manager - Mutual
Minneapolis, MN 55474                                   Funds, AEFC, since 2002;
Age 50                                                  Vice President and
                                                        Managing Director -
                                                        American Express Funds,
                                                        AEFC, 2000-2002; Vice
                                                        President, AEFC,  1998-2000
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Leslie L. Ogg                      Vice President,      President of Board
901 S. Marquette Ave.              General Counsel,     Services Corporation
Minneapolis, MN 55402              and Secretary
Age 65                             since 1978
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------


Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

--------------------------------------------------------------------------------
44   --   AXP DISCOVERY SERIES, INC.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                                                     Aggregate
                                                                                  dollar range of
                                Dollar range of equity securities in         equity securities of all
                                                    Inflation      Limited       American Express
                            Core       Income       Protected     Duration        Funds overseen
                            Bond    Opportunities  Securities       Bond          by Board Member
                            Range       Range         Range         Range              Range
Arne H. Carlson             none        none          none          none           over $100,000
Philip J. Carroll, Jr.*     none        none          none          none               none
Livio D. DeSimone*          none        none          none          none           over $100,000
Anne P. Jones               none        none          none          none           over $100,000
Stephen R. Lewis, Jr.*      none        none          none          none            $1-$10,000
Alan K. Simpson             none        none          none          none         $50,001-$100,000
Alison Taunton-Rigby        none        none          none          none               none
William F. Truscott         none      $1-10,000       none          none           over $100,000

   * Three independent directors have deferred compensation and invested in share equivalents.

     As of Dec. 31, 2003, each owned:

     Philip J. Carroll, Jr.   AXP Global Technology Fund       $10,001-$50,000

     Livio D. DeSimone        AXP High Yield Bond Fund              $1-$10,000
                              AXP Partners Small Cap Value Fund     $1-$10,000
                              AXP Small Cap Advantage Fund          $1-$10,000

     Stephen R. Lewis, Jr.    AXP Equity Select Fund                $1-$10,000
                              AXP Diversified Equity Income Fund    $1-$10,000


--------------------------------------------------------------------------------
45   --   AXP DISCOVERY SERIES, INC.

COMPENSATION FOR BOARD MEMBERS

During the most recent fiscal year, the independent members of the Core Bond Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table

                                                 Total cash compensation from
                                                  American Express Funds and
                             Aggregate           Preferred Master Trust Group
Board member*       compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $708**                           $      0
Livio D. DeSimone               812***                             4,442
Anne P. Jones                   712                              150,383
Stephen R. Lewis, Jr.           812****                           97,605
Alan K. Simpson                 558                              131,633
Alison Taunton-Rigby            658                              154,283

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $708 from the Fund.

 *** Includes the deferred compensation in the amount of $812 from the Fund.

**** Includes the deferred compensation in the amount of $268 from the Fund.

During the most recent fiscal year, the independent members of the Income Opportunities Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table

                                                 Total cash compensation from
                                                  American Express Funds and
                             Aggregate           Preferred Master Trust Group
Board member*       compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $708**                           $      0
Livio D. DeSimone               812***                             4,442
Anne P. Jones                   712                              150,383
Stephen R. Lewis, Jr.           812****                           97,605
Alan K. Simpson                 558                              131,633
Alison Taunton-Rigby            658                              154,283

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $708 from the Fund.

 *** Includes the deferred compensation in the amount of $812 from the Fund.

**** Includes the deferred compensation in the amount of $268 from the Fund.


--------------------------------------------------------------------------------
46   --   AXP DISCOVERY SERIES, INC.

During the most recent fiscal period, the independent members of the Inflation Protected Securities Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table

                                                 Total cash compensation from
                                                  American Express Funds and
                             Aggregate           Preferred Master Trust Group
Board member*       compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $208**                           $      0
Livio D. DeSimone               262***                             4,442
Anne P. Jones                   262                              150,383
Stephen R. Lewis, Jr.           262****                           97,605
Alan K. Simpson                 158                              131,633
Alison Taunton-Rigby            158                              154,283

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $208 from the Fund.

 *** Includes the deferred compensation in the amount of $262 from the Fund.

**** Includes the deferred compensation in the amount of $86 from the Fund.

During the most recent fiscal year, the independent members of the Limited Duration Bond Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table

                                                 Total cash compensation from
                                                  American Express Funds and
                             Aggregate           Preferred Master Trust Group
Board member*       compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $708**                           $      0
Livio D. DeSimone               812***                             4,442
Anne P. Jones                   712                              150,383
Stephen R. Lewis, Jr.           812****                           97,605
Alan K. Simpson                 558                              131,633
Alison Taunton-Rigby            658                              154,283

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $708 from the Fund.

 *** Includes the deferred compensation in the amount of $812 from the Fund.

**** Includes the deferred compensation in the amount of $268 from the Fund.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
47   --   AXP DISCOVERY SERIES, INC.

Principal Holders of Securities


As of 30 days prior to the date of this SAI, the following persons or entities were principal holders of the Fund shares:

For the AXP Core Bond Fund

Class A Shares -- IDS Life Insurance Company held 70.39%.

Class C Shares -- Sherry C. Lord and Jonathan M. Lord, Charlottesville, VA held 9.55%, Rene A. McCormick, Evansville, IN held 6.71%, Fannie M. Baggett and Gary
R. Baggett, Valparaiso, IN held 6.66%, Robert E. Tyrrell and Joyce M. Tyrrell, Benton City, WA held 5.36% and clients of American Enterprise Investment Services, Inc., a brokerage firm, held 5.23%.

Class I Shares -- Portfolio Builder Moderate Fund held 37.61%.

Class Y Shares -- Clients of Charles Schwab & Co., Inc., a brokerage firm, held 68.00% and IDS Life Insurance Company held 31.98%.

For the AXP Income Opportunities Fund

Class A Shares -- AEFC, Minneapolis, MN, held 27.32% and clients of Charles Schwab & Co., Inc., a brokerage firm, held 13.62%.

Class I Shares -- Portfolio Builder Moderate Fund held 48.05%.

Class Y Shares -- Clients of Charles Schwab & Co., Inc., a brokerage firm, held 96.65%.

For the AXP Inflation Protected Securities Fund

Class A Shares -- Clients of Charles Schwab & Co., Inc., a brokerage firm, held 18.17% and IDS Life Insurance Company held 11.73%.

Class I Shares -- Portfolio Builder Moderate Fund held 41.31%.

Class Y Shares -- IDS Life Insurance Company held 100.00%.

For the AXP Limited Duration Bond Fund

Class A Shares -- IDS Life Insurance Company held 45.10% and clients of Charles Schwab & Co., Inc., a brokerage firm, held 9.24%.

Class C Shares -- Clients of American Enterprise Investment Services, Inc., a brokerage firm, held 7.28%, and IDS Life Insurance Company held 5.63%.

Class I Shares -- Portfolio Builder Conservative Fund held 29.65%.

Class Y Shares -- IDS Life Insurance Company held 65.96% and clients of Charles Schwab & Co., Inc., a brokerage firm, held 34.06%.

The AXP Portfolio Builder Funds are six affiliated fund-of-funds that invest in shares of other AXP Funds, including the Fund. Because the Portfolio Builder Funds may own a substantial portion of the shares of the Fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at Fund shareholder meetings. In all proxy voting, the Portfolio Builder Funds will vote on each proposal in exactly the same proportion that public shareholders vote on the proposal.

As of 30 days prior to the date of the SAI, AEFC and IDS Life Insurance Company, Minneapolis, MN, through their initial capital investments, and the Portfolio Builder Funds, Minneapolis, MN, in aggregate, were the owners of record of 79.39% of the outstanding shares of the AXP Core Bond Fund.

As of 30 days prior to the date of the SAI, AEFC and IDS Life Insurance Company, Minneapolis, MN, through their initial capital investments, and the Portfolio Builder Funds, Minneapolis, MN, in aggregate, were the owners of record of 26.10% of the outstanding shares of the AXP Income Opportunities Fund.

As of 30 days prior to the date of the SAI, AEFC, Minneapolis, MN, through its initial capital investment, and the Portfolio Builder Funds, Minneapolis, MN, in aggregate, were the owners of record of 26.65% of the outstanding shares of the AXP Inflation Protected Securities Fund.

As of 30 days prior to the date of the SAI, AEFC and IDS Life Insurance Company, Minneapolis, MN, through their initial capital investments, and the Portfolio Builder Funds, Minneapolis, MN, in aggregate, were the owners of record of 49.78% of the outstanding shares of the AXP Limited Duration Bond Fund.


--------------------------------------------------------------------------------
48   --   AXP DISCOVERY SERIES, INC.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
49   --   AXP DISCOVERY SERIES, INC.

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
50   --   AXP DISCOVERY SERIES, INC.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

--------------------------------------------------------------------------------
51   --   AXP DISCOVERY SERIES, INC.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.


DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
52   --   AXP DISCOVERY SERIES, INC.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
53   --   AXP DISCOVERY SERIES, INC.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
54 -- AXP DISCOVERY SERIES, INC.

                                                              S-6265-20 D (9/04)

                          AXP(R) DISCOVERY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                             AXP(R) DISCOVERY FUND (the Fund)

                                 SEPT. 29, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                  p.   3

Fundamental Investment Policies                                        p.   4

Investment Strategies and Types of Investments                         p.   5

Information Regarding Risks and Investment Strategies                  p.   6

Security Transactions                                                  p.  23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                              p.  25

Valuing Fund Shares                                                    p.  26

Proxy Voting                                                           p.  27

Investing in the Fund                                                  p.  28

Selling Shares                                                         p.  30

Pay-out Plans                                                          p.  30


Capital Loss Carryover                                                 p.  31


Taxes                                                                  p.  31


Agreements                                                             p.  33

Organizational Information                                             p.  37

Board Members and Officers                                             p.  41

Principal Holders of Securities                                        p.  45

Independent Registered Public Accounting Firm                          p.  45

Appendix: Description of Ratings                                       p.  46


--------------------------------------------------------------------------------
2   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                            Market price                   Shares
investment                          of a share                   acquired
  $100                                $ 6.00                       16.7
   100                                  4.00                       25.0
   100                                  4.00                       25.0
   100                                  6.00                       16.7
   100                                  5.00                       20.0
   ---                                  ----                       ----
  $500                                $25.00                      103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)

The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. For purposes of this policy, borrowing property does not include the borrowing of securities in connection with short sales. The Fund has no current intention to borrow.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

                                                       AXP Discovery Fund
Investment strategies and types of investments       Allowable for the Fund?
Agency and Government Securities                               yes
Borrowing                                                      yes
Cash/Money Market Instruments                                  yes
Collateralized Bond Obligations                                yes
Commercial Paper                                               yes
Common Stock                                                   yes
Convertible Securities                                         yes
Corporate Bonds                                                yes
Debt Obligations                                               yes
Depositary Receipts                                            yes
Derivative Instruments (including Options and Futures)         yes
Exchange-Traded Funds                                          yes
Foreign Currency Transactions                                  yes
Foreign Securities                                             yes
High-Yield (High-Risk) Securities (Junk Bonds)                 yes
Illiquid and Restricted Securities                             yes
Indexed Securities                                             yes
Inflation Protected Securities                                 yes
Inverse Floaters                                               no
Investment Companies                                           yes
Lending of Portfolio Securities                                yes
Loan Participations                                            yes
Mortgage- and Asset-Backed Securities                          yes
Mortgage Dollar Rolls                                          no
Municipal Obligations                                          yes
Preferred Stock                                                yes
Real Estate Investment Trusts                                  yes
Repurchase Agreements                                          yes
Reverse Repurchase Agreements                                  yes
Short Sales                                                    yes
Sovereign Debt                                                 yes
Structured Products                                            yes
Swap Agreements                                                no
Variable- or Floating-Rate Securities                          yes
Warrants                                                       yes
When-Issued Securities and Forward Commitments                 yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes

--------------------------------------------------------------------------------
5   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

The following are guidelines that may be changed by the board at any time:

o The Fund will not invest more than 5% of its net assets in bonds below investment grade.


o The Fund may invest up to 25% of its total assets in foreign investments. The Fund has no current intention of investing more than 5% of its total assets in foreign securities.


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk


Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.


Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

--------------------------------------------------------------------------------
6   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

--------------------------------------------------------------------------------
7   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

--------------------------------------------------------------------------------
8   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

--------------------------------------------------------------------------------
9   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

--------------------------------------------------------------------------------
10   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

--------------------------------------------------------------------------------
11   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction.
 An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

--------------------------------------------------------------------------------
12   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

--------------------------------------------------------------------------------
13   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

--------------------------------------------------------------------------------
14   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in

--------------------------------------------------------------------------------
15   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND
the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
16   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

--------------------------------------------------------------------------------
17   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

--------------------------------------------------------------------------------
18   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

--------------------------------------------------------------------------------
19   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

--------------------------------------------------------------------------------
20   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

--------------------------------------------------------------------------------
21   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

--------------------------------------------------------------------------------
22   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

--------------------------------------------------------------------------------
23   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $1,171,529 for fiscal year ended July 31, 2004, $903,078 for fiscal year 2003, and $2,656,722 for fiscal year 2002. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2004, transactions amounting to $6,929,619, on which $20,742 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                  Value of securities
Name of issuer                                owned at end of fiscal year
Affiliated Managers Group                             $851,631
Instinet Group                                           6,307
Investment Technology Group                            960,534

The portfolio turnover rate was 136% in the most recent fiscal year, and 105% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.


--------------------------------------------------------------------------------
24   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                                   2004                               2003             2002
                                                                              Percent of
                                                                           aggregate dollar
                                                                               amount of
                                        Aggregate dollar    Percent of       transactions   Aggregate dollar     Aggregate dollar
                                            amount of        aggregate         involving        amount of            amount of
                         Nature of         commissions       brokerage        payment of       commissions          commissions
Broker                  affiliation      paid to broker     commissions       commissions    paid to broker       paid to broker
American Enterprise     Wholly-owned           $0*              --%               --%              $0                 $3,342*
Investment              subsidiary of
Services Inc.           AEFC


* Represents brokerage clearing fees.


--------------------------------------------------------------------------------
25   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                        Net assets                           Shares outstanding                  Net asset value of one share
Class A                $143,122,869       divided by             19,494,837           equals                    $7.34
Class B                  13,120,182                               1,959,205                                      6.70
Class C                      32,119                                   4,806                                      6.68
Class Y                   2,051,595                                 275,739                                      7.44


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
26   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:


o  On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
27   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $7.34, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $7.79. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                      Sales charge as a percentage of:
Total market value           Public offering price          Net amount invested
Up to $49,999                        5.75%                        6.10%
$50,000-$99,999                      4.75                         4.99
$100,000-$249,999                    3.50                         3.63
$250,000-$499,999                    2.50                         2.56
$500,000-$999,999                    2.00                         2.04
$1,000,000 or more                   0.00                         0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

 Deferred Sales Charge

                                           Number of participants
Total plan assets                    1-99                       100 or more
Less than $1 million                  4%                            0%
$1 million or more                    0%                            0%


Class A -- Reducing the Sales Charge


For purposes of reducing the sales charge:


o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


--------------------------------------------------------------------------------
28   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Class A -- Letter of Intent (LOI)


If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

--------------------------------------------------------------------------------
29   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.
Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

--------------------------------------------------------------------------------
30   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $89,562,552 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                    2009              2010              2011
                                 $12,788,586       $34,643,667       $42,130,299

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds).


--------------------------------------------------------------------------------
31   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
32   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.640%
Next      0.25                                               0.615
Next      0.25                                               0.590
Next      0.25                                               0.565
Next      1.00                                               0.540
Over      2.00                                               0.515


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.640% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Small-Cap Core Funds Index (Index). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
difference      Adjustment rate

0.00%-0.50%     0

0.50%-1.00%     6 basis points times the performance difference over 0.50%
                (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%     3 basis points, plus 3 basis points times the performance
                difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%     6 basis points, plus 2 basis points times the performance
                difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%     10 basis points, plus 1 basis point times the performance
                difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more   12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment increased the fee by $168,461 for fiscal year 2004.

The management fee is paid monthly. Under the agreement, the total amount paid was $1,239,497 for fiscal year 2004, $752,017 for fiscal year 2003, and $1,108,190 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by the Fund were $177,032 for fiscal year 2004, $128,264 for fiscal year 2003, and $219,958 for fiscal year 2002.


--------------------------------------------------------------------------------
33   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Basis for board approving the investment advisory contract

Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the Contracts Committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the Board and the conclusions drawn are set forth below.

The Board considered that:

o over time AEFC should select and manage sub-advisers so that the Fund will achieve investment performance above the median of funds with the same investment goals. The Fund's investment performance for the past two years, which is approximately the time the team has managed the Fund, is above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale, to the extent investment performance for the fiscal year ended July 31, 2003, failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly, and, to the extent investment performance failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly and, to the extent the expense ratio exceeded the median of the small comparison group by an unreasonable percent, an expense cap has been established to limit expenses.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

Subadvisory Agreements

The assets of the Fund are managed by three Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

--------------------------------------------------------------------------------
34   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

American Century: American Century Investment Management, Inc., (American Century) located at 4500 Main Street, Kansas City, Missouri, subadvises a portion of the Fund's assets. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Core Fund and AXP Discovery Fund that are subject to the Subadviser's investment discretion, is equal to 0.65% on the first $25 million, reducing to 0.55% as assets increase. The total amount paid for Discovery to American Century was $131,822 for fiscal year 2004. The subadviser began subadvising the Fund on Dec. 22, 2003.

Lord Abbett: Lord, Abbett and Co. LLC, located at 90 Hudson Street, Jersey City, New Jersey, subadvises a portion of the Fund's assets. Lord Abbett, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Core Fund and AXP Discovery Fund that are subject to the Subadviser's investment discretion, is equal to 0.65% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for Discovery to Lord Abbett was $151,513 for fiscal year 2004. The subadviser began subadvising the Fund on Dec. 22, 2003.

Wellington: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts, subadvises a portion of the Fund's assets. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.60%, subject to possible adjustment under the terms of a performance incentive adjustment between AEFC and Wellington Management. The total amount paid was $620,176 for fiscal year 2004, and $342,165 for fiscal period 2003. The subadviser began subadvising the Fund on Sept. 1, 2002.

The Investment Subadvisory Agreement with Wellington Management provides for a performance incentive adjustment to Wellington Management's monthly subadvisory fee. The adjustment for Wellington Management is based on the performance of both that portion of the Fund allocated to Wellington Management and the Russell 2000(R) Index (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to AEFC under the terms of the Investment Management Services Agreement. To help assure that incentive adjustments are attributable to Wellington Management's management rather than random fluctuations, upward adjustments to Wellington Management's fee will be made only if its performance exceeds a threshold percentage above the performance of the Index, and downward adjustments will be made if Wellington Management's performance falls below the threshold percentage. The performance incentive adjustment will be phased in over a three-year period. Thereafter, the maximum increase or decrease will be 0.10% of the average daily net assets allocated to Wellington Management. The first adjustment covered the 12-month period beginning May 1, 2002. The comparison period will increase by one month each month until it reaches 36 months. Thereafter, the 36-month comparison period will roll over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed. The total amount paid was $6,770 for fiscal year 2004, $356,449 for fiscal year 2003, and $148,989 for fiscal period 2002.


Former Subadvisers: Pilgrim Baxter & Associated, Ltd., subadvised a portion of the Fund's assets from April 2002 to December 2003. The total amount paid was $337,687 for fiscal year 2003 and $152,930 for fiscal period 2002.

--------------------------------------------------------------------------------
35   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                               Annual rate at each asset level
First    $0.25                                               0.060%
Next      0.25                                               0.055
Next      0.25                                               0.050
Next      0.25                                               0.045
Next      1.00                                               0.040
Over      2.00                                               0.035


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.060% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $106,137 for fiscal year 2004, $85,805 for fiscal year 2003, and $137,496 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year and for Class Y is $17.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $74,600 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $34,840. The amounts were $82,752 and $40,973 for fiscal year 2003, and $142,702 and $74,119 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

--------------------------------------------------------------------------------
36   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $368,377 for Class A shares, $181,142 for Class B shares and $290 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


In light of the fact that the Fund is closed to new investors, AEFA currently is waiving a portion of the distribution fee. AEFA continues to charge the portion of the fee related to personal service to existing shareholders.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
37   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86     Business Trust(2)     MA           6/30
   AXP(R) California Tax-Exempt Fund                                                                                         No

AXP(R) Dimensions Series, Inc.(4)                      2/20/68, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) New Dimensions Fund                                                                                               Yes

AXP(R) Discovery Series, Inc.(4)                       4/29/81, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Core Bond Fund                                                                                                    Yes
   AXP(R) Discovery Fund                                                                                                    Yes
   AXP(R) Income Opportunities Fund                                                                                         Yes
   AXP(R) Inflation Protected Securities Fund                                                                                No
   AXP(R) Limited Duration Bond Fund                                                                                        Yes

AXP(R) Equity Series, Inc.(4)                          3/18/57, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) Equity Select Fund                                                                                                Yes

AXP(R) Fixed Income Series, Inc.(4)                    6/27/74, 6/31/86(1)     Corporation     NV/MN           8/31
   AXP(R) Diversified Bond Fund(5)                                                                                          Yes

AXP(R) Global Series, Inc.                                     10/28/88        Corporation        MN          10/31
   AXP(R) Threadneedle Emerging Markets Fund(8)                                                                             Yes
   AXP(R) Threadneedle Global Balanced Fund(8)                                                                              Yes
   AXP(R) Global Bond Fund                                                                                                   No
   AXP(R) Threadneedle Global Equity Fund(6),(8)                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                          No

AXP(R) Government Income Series, Inc.(4)                        3/12/85        Corporation        MN           5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                            Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                     Yes

AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Growth Fund                                                                                                       Yes
   AXP(R) Large Cap Equity Fund                                                                                             Yes
   AXP(R) Large Cap Value Fund                                                                                              Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                Yes

AXP(R) High Yield Income Series, Inc.(4)                        8/17/83        Corporation        MN           5/31
   AXP(R) High Yield Bond Fund(5)                                                                                           Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)          12/21/78, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                        Yes

AXP(R) Income Series, Inc.(4)                          2/10/45, 6/13/86(1)     Corporation     NV/MN           5/31
   AXP(R) Selective Fund                                                                                                    Yes

AXP(R) International Series, Inc.(4)                            7/18/84        Corporation        MN          10/31
   AXP(R) Threadneedle European Equity Fund(8)                                                                               No
   AXP(R) Threadneedle International Fund(8)                                                                                Yes

AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)     Corporation     NV/MN           9/30
   AXP(R) Diversified Equity Income Fund                                                                                    Yes
   AXP(R) Mid Cap Value Fund                                                                                                Yes
   AXP(R) Mutual                                                                                                            Yes

--------------------------------------------------------------------------------
38   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) Managed Series, Inc.                                     10/9/84        Corporation        MN           9/30
   AXP(R) Managed Allocation Fund                                                                                           Yes

AXP(R) Market Advantage Series, Inc.                            8/25/89        Corporation        MN           1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                       No
   AXP(R) Portfolio Builder Moderate Fund                                                                                    No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                         No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                  No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                No
   AXP(R) S&P 500 Index Fund                                                                                                 No
   AXP(R) Small Company Index Fund                                                                                          Yes

AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)     Corporation     NV/MN           7/31
   AXP(R) Cash Management Fund                                                                                              Yes

AXP(R) Partners Series, Inc.                                    3/20/01        Corporation        MN           5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                   Yes
   AXP(R) Partners Fundamental Value Fund                                                                                   Yes
   AXP(R) Partners Growth Fund                                                                                              Yes
   AXP(R) Partners Select Value Fund                                                                                        Yes
   AXP(R) Partners Small Cap Core Fund                                                                                      Yes
   AXP(R) Partners Small Cap Value Fund                                                                                      No
   AXP(R) Partners Value Fund                                                                                               Yes

AXP(R) Partners International Series, Inc.                       5/9/01        Corporation        MN          10/31
   AXP(R) Partners International Aggressive Growth
   Fund                                                                                                                     Yes
   AXP(R) Partners International Core Fund                                                                                  Yes
   AXP(R) Partners International Select Value Fund                                                                          Yes
   AXP(R) Partners International Small Cap Fund                                                                             Yes

AXP(R) Sector Series, Inc.(3),(4)                               3/25/88        Corporation        MN           6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                      Yes
   AXP(R) Real Estate Fund                                                                                                   No

AXP(R) Selected Series, Inc.(4)                                 10/5/84        Corporation        MN           3/31
   AXP(R) Precious Metals Fund                                                                                               No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86     Business Trust(2)     MA           6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                           Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                      No
   AXP(R) Michigan Tax-Exempt Fund                                                                                           No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                          No
   AXP(R) New York Tax-Exempt Fund                                                                                           No
   AXP(R) Ohio Tax-Exempt Fund                                                                                               No

--------------------------------------------------------------------------------
39   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                            Date of            Form of        State of       Fiscal
Fund                                                      organization       organization   organization    year end    Diversified
AXP(R) Stock Series, Inc.(4)                           2/10/45, 6/13/86(1)     Corporation     NV/MN           9/30
   AXP(R) Stock Fund                                                                                                        Yes

AXP(R) Strategy Series, Inc.                                    1/24/84        Corporation        MN           3/31
   AXP(R) Equity Value Fund                                                                                                 Yes
   AXP(R) Partners Small Cap Growth Fund(3)                                                                                 Yes
   AXP(R) Small Cap Advantage Fund                                                                                          Yes
   AXP(R) Strategy Aggressive Fund                                                                                          Yes

AXP(R) Tax-Exempt Series, Inc.                         9/30/76, 6/13/86(1)     Corporation     NV/MN          11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                      Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                              Yes

AXP(R) Tax-Free Money Series, Inc.(4)                  2/29/80, 6/13/86(1)     Corporation     NV/MN          12/31
   AXP(R) Tax-Free Money Fund                                                                                               Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.

(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(8) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
40   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Arne H. Carlson                    Board member         Chair, Board Services                                Joint Audit,
901 S. Marquette Ave.              since 1999           Corporation (provides                                Contracts,
Minneapolis, MN 55402                                   administrative services to                           Executive,
Age 69                                                  boards). Former Governor                             Investment
                                                        of Minnesota                                         Review,  Board
                                                                                                             Effectiveness
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Philip J. Carroll, Jr.             Board member         Retired Chairman and CEO,    Scottish Power PLC,     Joint Audit,
901 S. Marquette Ave.              since 2002           Fluor Corporation            Vulcan Materials        Executive,
Minneapolis, MN 55402                                   (engineering and             Company, Inc.           Investment Review
Age 66                                                  construction) since 1998     (construction
                                                                                     materials/chemicals)
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Livio D. DeSimone                  Board member         Retired Chair of the Board   Cargill, Incorporated   Joint Audit,
30 Seventh Street East             since 2001           and Chief Executive          (commodity merchants    Contracts,
Suite 3050                                              Officer, Minnesota Mining    and processors),        Executive
St. Paul, MN 55101-4901                                 and Manufacturing (3M)       General Mills, Inc.
Age 70                                                                               (consumer foods),
                                                                                     Vulcan Materials
                                                                                     Company (construction
                                                                                     materials/chemicals),
                                                                                     Milliken & Company
                                                                                     (textiles and
                                                                                     chemicals), and
                                                                                     Nexia Biotechnologies,
                                                                                     Inc.
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Anne P. Jones                      Board member         Attorney and Consultant                              Joint Audit,
901 S. Marquette Ave.              since 1985                                                                Board
Minneapolis, MN 55402                                                                                        Effectiveness,
Age 69                                                                                                       Executive
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Stephen R. Lewis, Jr.*             Board member         Retired President and        Valmont Industries,     Contracts,
901 S. Marquette Ave.              since 2002           Professor of Economics,      Inc. (manufactures      Investment Review,
Minneapolis, MN 55402                                   Carleton College             irrigation systems)     Executive, Board
Age 65                                                                                                       Effectiveness
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Alan K. Simpson                    Board member         Former three-term United                             Investment
1201 Sunshine Ave.                 since 1997           States Senator for Wyoming                           Review,  Board
Cody, WY 82414                                                                                               Effectiveness
Age 72
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Alison Taunton-Rigby               Board member since   Founder and Chief                                    Investment
901 S. Marquette Ave.              2002                 Executive Officer,                                   Review,  Contracts
Minneapolis, MN 55402                                   RiboNovix, Inc. since
Age 60                                                  2004; President, Forester
                                                        Biotech since 2000;
                                                        prior to that, President
                                                        and CEO, Aquila
                                                        Biopharmaceuticals, Inc.
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
41   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Board Member Affiliated with AEFC**

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
William F. Truscott                Board member         Senior Vice President -
53600 AXP Financial Center         since 2001,          Chief Investment Officer
Minneapolis, MN 55474              Vice President       of AEFC since 2001. Former
Age 43                             since 2002           Chief Investment Officer
                                                        and Managing Director,
                                                        Zurich Scudder Investments
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                 Position held with   Principal occupation         Other directorships     Committee
                                   Fund and length of   during past five years                               memberships
                                     service
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Jeffrey P. Fox                     Treasurer since      Vice President -
50005 AXP Financial Center         2002                 Investment Accounting,
Minneapolis, MN 55474                                   AEFC, since 2002; Vice
Age 49                                                  President - Finance,
                                                        American Express Company,
                                                        2000-2002; Vice President
                                                        - Corporate Controller,
                                                        AEFC, 1996-2000
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Paula R. Meyer                     President since      Senior Vice President and
596 AXP Financial Center           2002                 General Manager - Mutual
Minneapolis, MN 55474                                   Funds, AEFC, since 2002;
Age 50                                                  Vice President and
                                                        Managing Director -
                                                        American Express Funds,
                                                        AEFC, 2000-2002; Vice
                                                        President, AEFC,  1998-2000
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------
Leslie L. Ogg                      Vice President,      President of Board
901 S. Marquette Ave.              General Counsel,     Services Corporation
Minneapolis, MN 55402              and Secretary
Age 65                             since 1978
---------------------------------- -------------------- ---------------------------- ----------------------- --------------------

--------------------------------------------------------------------------------
42   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Responsibilities of board with respect to Fund's management


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.


The board considered that:


o over time AEFC should select and manage subadvisers so that the Fund will achieve investment performance above the median of funds with the same investment goals. The Fund's investment performance for the period from April 2002 (when AEFC turned management over to subadvisers) through Dec. 31, 2003 was just below the median of its Lipper competitive group. AEFC senior management has taken effective action to address the historical below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. Also, to the extent the expense ratio exceeded the median of the small comparison group by an amount sufficient to make the Fund's expense ratio inconsistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


--------------------------------------------------------------------------------
43   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                     Aggregate dollar range of
                             Dollar range of         equity securities of all
                            equity securities         American Express Funds
                               in the Fund           overseen by Board Member
                                  Range                        Range
Arne H. Carlson                   none                     over $100,000
Philip J. Carroll, Jr.*           none                         none
Livio D. DeSimone*                none                     over $100,000
Barbara H. Fraser                 none                     over $100,000
Heinz F. Hutter                   none                     over $100,000
Anne P. Jones                     none                     over $100,000
Stephen R. Lewis, Jr.*            none                      $1-$10,000
Alan K. Simpson                   none                   $50,001-$100,000
Alison Taunton-Rigby              none                         none
William F. Truscott               none                     over $100,000

   * Three independent directors have deferred compensation and invested in share equivalents.

     As of Dec. 31, 2003, each owned:

     Philip J. Carroll, Jr.   AXP Global Technology Fund         $10,001-$50,000

     Livio D. DeSimone        AXP High Yield Bond Fund                $1-$10,000
                              AXP Partners Small Cap Value Fund       $1-$10,000
                              AXP Small Cap Advantage Fund            $1-$10,000

     Stephen R. Lewis, Jr.    AXP Equity Select Fund                  $1-$10,000
                              AXP Diversified Equity Income Fund      $1-$10,000

--------------------------------------------------------------------------------
44   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:


Compensation Table


                                                   Total cash compensation from
                                                    American Express Funds and
Board member*                   Aggregate          Preferred Master Trust Group
                       compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.           $708**                   $      0
Livio D. DeSimone                 812***                     4,442
Heinz F. Hutter                   585                      138,583
Anne P. Jones                     712                      150,383
Stephen R. Lewis, Jr.             812****                   97,605
Alan K. Simpson                   558                      131,633
Alison Taunton-Rigby              658                      154,283


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $708 from the Fund.

 *** Includes the deferred compensation in the amount of $812 from the Fund.

**** Includes the deferred compensation in the amount of $268 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, Hal C. Beckley, Branford CT, Thai Duc Bui, Redwood City, CA, American Express Financial Corporation, Minneapolis, MN, and Teresa M. Greenfield, Seattle, WA, respectively, held 44.32%, 30.97%, 5.22% and 5.19% of Fund Class C shares, and American Express Trust Company for the benefit of American Express Trust Retirement Service Plans, Minneapolis, MN held 100% of Class Y shares.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
45   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
46   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

--------------------------------------------------------------------------------
47   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

--------------------------------------------------------------------------------
48   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
49   --   AXP DISCOVERY SERIES, INC. -- AXP DISCOVERY FUND

                                                              S-6457-20 Z (9/04)

Investments in Securities

AXP Core Bond Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (93.1%)
Issuer                   Coupon                    Principal        Value(a)
                          rate                      amount

Foreign government (1.3%)
Bundesobligation
  (European Monetary Unit)
   02-17-06               5.00%                  1,175,000(c)    $1,464,173
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63                     340,000(c)       345,440
Total                                                             1,809,613

U.S. government obligations & agencies (33.3%)
Federal Home Loan Bank
   06-14-13               3.88                   1,350,000        1,250,489
Federal Home Loan Mtge Corp
   08-15-06               2.75                   1,900,000        1,892,858
   03-15-07               4.88                     700,000          728,606
   07-15-13               4.50                   2,275,000        2,209,867
Federal Natl Mtge Assn
   02-15-05               7.13                     925,000          949,776
   05-15-08               6.00                     830,000          895,820
   02-15-09               3.25                   1,365,000        1,324,367
   04-15-14               4.13                     515,000          480,724
U.S. Treasury
   01-31-05               1.63                   2,140,000        2,139,247
   02-28-05               1.50                  10,240,000       10,225,602
   05-31-05               1.25                   5,330,000        5,299,193
   08-31-05               2.00                     470,000          469,358
   11-15-05               5.75                   3,000,000        3,131,367
   11-15-06               2.63                      60,000           59,740
   02-15-07               2.25                     478,000          470,214
   05-15-07               3.13                      10,000           10,031
   07-15-09               3.63                   1,600,000        1,595,250
   05-15-14               4.75                     697,000          711,947
   08-15-23               6.25                   3,868,000(i)     4,338,507
   02-15-26               6.00                   6,658,000        7,268,924
Total                                                            45,451,887

Commercial mortgage-backed/
Asset-backed securities (6.7%)(f)
Aesop Funding II LLC
  Series 2003-3A Cl A3
   07-20-09               3.72                     150,000(d)       147,989
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                     184,899          186,922
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.17                     199,861(g)       193,529
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                     468,110          459,927
  Series 2004-PWR3 Cl A2
   02-11-41               3.87                     545,000          530,977
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71                     400,000          405,448
  Series 2004-LB3A Cl A5
   07-10-37               5.28                     300,000          304,887
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                     350,000          341,180
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                     150,000          147,096
  Series 2004-C2 Cl A4
   03-10-40               4.89                     150,000          146,710
  Series 2004-C3 Cl A2
   07-10-39               4.43                     300,000          299,801
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32                     350,000          353,557
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40                     450,000(b)       452,231
J.P. Morgan Chase Commercial Mtge Securities
  Series 2001-CIBC Cl A3
   03-15-33               6.26                     250,000          271,022
  Series 2003-CB6 Cl A2
   07-12-37               5.26                     100,000          101,056

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                    Principal        Value(a)
                          rate                      amount

Commercial mortgage-backed/
Asset-backed securities (cont.)
J.P. Morgan Chase Commercial Mtge Securities (cont.)
  Series 2004-C2 Cl A3
   05-15-41               5.22%                   $125,000         $125,759
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                     250,000          252,898
  Series 2004-PNC1 Cl A4
   06-12-41               5.38                     300,000          305,154
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                     200,000          198,470
  Series 2002-C4 Cl A5
   09-15-31               4.85                     500,000          495,452
  Series 2003-C8 Cl A2
   11-15-27               4.21                     300,000          298,614
  Series 2003-C8 Cl A4
   11-15-32               5.12                     300,000          299,531
  Series 2004-C2 Cl A2
   03-15-29               3.25                     160,000          153,466
  Series 2004-C2 Cl A4
   03-15-36               4.37                     170,000          160,026
  Series 2004-C4 Cl A2
   06-15-29               4.57                     250,000          253,051
  Series 2004-C4 Cl A4
   06-15-29               5.14                     300,000          304,032
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24                     200,000          201,213
Morgan Stanley Capital I
  Series 2004-IQ7 Cl A4
   06-15-38               5.57                     275,000          280,140
  Series 2004-T13 Cl A2
   09-13-45               3.94                     100,000           97,274
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                     200,000          202,594
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                     857,975          848,847
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                     179,143          173,276
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                     200,000(b)       199,991
Total                                                             9,192,120

Mortgage-backed securities (33.2%)(f)
Countrywide Home Loan
  Series 2004-12 Cl 1M
   08-25-34               4.69                     149,985(g)       143,693
  Series 2004-J6 Cl 3A1
   08-25-19               5.00                     700,000(b,g)     698,469
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                     149,832(g)       146,460
Federal Home Loan Mtge Corp
   12-01-13               6.00                     366,811          384,110
   05-01-18               5.50                     615,998          636,317
   08-01-18               5.00                     290,680          293,660
   10-01-18               5.00                     115,417          116,375
   12-01-23               6.00                     270,829          280,314
   10-01-31               6.00                     289,955          297,920
   04-01-32               7.00                     652,452          690,600
   10-01-32               6.00                     361,404          372,042
   03-01-33               6.00                     507,589          521,741
   09-01-33               4.56                     277,599(g)       277,557
   09-01-33               6.00                     224,760          231,200
  Collateralized Mtge Obligation
   08-15-16               5.00                     250,000          249,245
   02-15-27               5.00                     200,000          202,663
   11-15-28               4.50                      96,707           96,046
   02-15-33               5.50                     226,224          232,898
   07-25-43               7.00                     156,935          167,283
  Interest Only
   10-15-22              14.50                     339,585(e)        32,407
Federal Natl Mtge Assn
   03-01-09               5.86                     470,467          501,220
   10-01-10               4.85                     495,441          503,834
   10-01-13               5.11                     495,419          501,973
   01-01-14               4.84                      99,372           98,309
   09-01-14               7.00                     943,374        1,000,731
   10-01-14               6.50                     487,238          515,852
   08-01-15               5.50                     355,538          367,094
   11-01-16               6.00                     627,096          655,405
   07-01-17               6.50                     406,401          429,938
   09-01-17               6.00                     273,661          285,938
   02-01-18               5.50                     362,263          373,316
   05-01-18               6.00                     650,000          680,875
   06-01-18               5.00                     965,525          977,384
   08-01-18               4.50                     272,194          268,547
   10-01-18               4.50                     390,080          384,412
   01-01-19               6.00                     590,274          616,760
   02-01-19               5.00                     388,142          391,538
   08-01-19               4.50                     800,000(b)       786,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                    Principal        Value(a)
                          rate                      amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   08-01-19               5.00%                   $950,000(b)      $956,829
   08-01-19               5.50                   2,175,000(b)     2,233,452
   12-01-22               5.50                   1,073,913(b)     1,094,237
   07-01-23               5.00                     137,675          136,833
   08-01-23               5.50                     140,500          142,841
   09-01-23               5.50                     797,243          811,589
   07-01-28               5.50                     215,801          217,822
   09-01-28               7.50                     264,790          284,524
   12-01-28               5.50                     355,461          358,790
   04-01-29               6.50                     208,684          218,982
   05-01-29               6.00                     929,261          957,045
   02-01-31               7.50                     178,920          191,636
   05-01-31               6.50                     236,717          247,333
   09-01-31               7.00                     245,228          261,774
   09-01-31               7.50                     719,017          770,121
   04-01-32               6.50                     955,752          998,614
   08-01-32               7.00                     267,419          284,236
   10-01-32               5.50                     459,574          462,257
   10-01-32               6.00                     272,486          280,032
   10-01-32               6.50                     483,587          505,285
   11-01-32               6.50                     238,665          249,362
   01-01-33               5.50                   1,243,116(b)     1,250,374
   02-01-33               6.00                     490,161          503,415
   03-01-33               5.50                     576,026          580,108
   04-01-33               5.50                     351,443          353,794
   05-01-33               5.50                   1,843,432        1,854,876
   05-01-33               6.50                     164,591          171,976
   05-01-33               7.00                     699,400          739,252
   06-01-33               5.50                     208,252          210,087
   06-01-33               6.00                     417,953          429,128
   07-01-33               4.85                     350,000(g)       348,578
   07-01-33               5.50                     165,186          165,998
   08-01-33               5.00                     527,449          515,820
   10-01-33               6.00                     186,836          192,240
   01-01-34               4.78                     140,862(g)       144,578
   01-01-34               5.00                     480,440          469,496
   04-01-34               5.00                     611,120          597,308
   05-01-34               6.50                     798,229          833,588
   07-01-34               4.17                     349,957(g)       348,045
   08-01-34               4.53                     300,000(g)       298,313
   08-01-34               5.50                     825,000(b)       827,063
   08-01-34               6.00                   1,725,000(b)     1,769,202
   08-01-34               6.50                     710,000(b)       740,841
   09-01-34               6.00                     250,000(b)       255,391
  Collateralized Mtge Obligation
   05-25-16               4.00                     200,000          198,153
   07-25-26               5.50                     500,000          515,617
   12-25-26               8.00                      82,101           89,008
   02-25-44               7.00                     911,684          962,474
   06-25-44               7.50                     242,723          261,546
Govt Natl Mtge Assn
   06-15-32               7.50                     128,616          138,339
   05-15-33               6.00                     165,454          170,404
   10-15-33               5.50                     185,559          187,075
   03-20-34               6.50                      84,453           87,878
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.47                     174,807(g)       172,662
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                     281,459          284,645
  Series 2004-7 Cl 8A1
   08-25-19               5.00                     260,000          259,675
  Series 2004-8 Cl 7A1
   08-25-19               5.00                     375,000(b)       374,531
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.73                     781,095(b)       802,917
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.64                     174,896(g)       172,320
Total                                                            45,351,185

Automotive & related (0.3%)
DaimlerChrysler NA Holding
   11-15-13               6.50                     340,000          354,909
Ford Motor
   02-01-29               6.38                     140,000          118,481
Total                                                               473,390

Banks and savings & loans (3.1%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                      60,000           59,069
US Bank NA Minnesota
   08-01-11               6.38                     585,000          637,303
Wachovia
  Sub Nts
   08-01-14               5.25                     425,000          419,465

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                    Principal        Value(a)
                          rate                      amount

Banks and savings & loans (cont.)
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88%                   $795,000         $878,461
   08-15-14               5.65                     350,000(b)       349,492
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                   1,735,000(i)     1,902,438
Total                                                             4,246,228

Broker dealers (0.1%)
J.P. Morgan Chase
  Sub Nts
   03-15-14               4.88                     165,000          157,860

Cable (1.1%)
Comcast
   03-15-11               5.50                   1,450,000        1,478,986
Comcast Cable Communications
   11-15-08               6.20                      70,000           74,887
Total                                                             1,553,873

Energy (0.6%)
Pemex Project Funding Master Trust
   12-15-14               7.38                     770,000          808,500

Energy equipment & services (0.6%)
Halliburton
   10-15-10               5.50                     775,000          789,917

Finance companies (0.9%)
Ford Motor Credit
   10-01-13               7.00                     260,000          264,378
GMAC
   09-15-11               6.88                   1,005,000        1,031,700
Total                                                             1,296,078

Financial services (0.7%)
Capital One Bank
  Sr Nts
   02-01-06               6.88                      25,000           26,366
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25                     250,000(c)       251,696
Pricoa Global Funding I
   06-15-08               4.35                     680,000(d)       685,977
Total                                                               964,039

Food (0.3%)
Kraft Foods
   10-01-13               5.25                     355,000          351,418

Health care services (0.1%)
Cardinal Health
   06-15-15               4.00                     120,000          100,442

Insurance (1.9%)
ASIF Global Financing
   11-26-07               3.85                     465,000(d)       465,518
   01-17-13               4.90                   1,710,000(d)     1,688,027
Pacific Life
   09-15-33               6.60                     490,000(d)       513,736
Total                                                             2,667,281

Leisure time & entertainment (1.3%)
Historic TW
   05-15-29               6.63                     770,000          759,756
Viacom
   05-15-11               6.63                     985,000        1,075,584
Total                                                             1,835,340

Multi-industry (0.8%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                     710,000(c)       778,519
   10-15-11               6.38                     300,000(c)       322,366
Total                                                             1,100,885

Paper & packaging (0.2%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38                     295,000(c)       282,438

Real estate investment trust (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63                     295,000(b)       294,113

Retail -- general (0.4%)
May Department Stores
   07-15-14               5.75                     560,000(d)       562,075

Telecom equipment & services (1.1%)
Sprint Capital
   11-15-28               6.88                   1,050,000        1,044,941
Telus
  (U.S. Dollar)
   06-01-07               7.50                      85,000(c)        92,780
   06-01-11               8.00                     287,500(c)       328,329
Total                                                             1,466,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                    Principal        Value(a)
                          rate                      amount

Utilities -- electric (2.1%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50%                    $25,000          $25,416
Consumers Energy
  1st Mtge Series C
   04-15-08               4.25                     395,000          394,430
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                     205,000(d)       198,387
Duke Energy
   01-15-12               6.25                     170,000          180,082
  1st Mtge
   03-05-08               3.75                      40,000           39,783
   04-01-10               4.50                      70,000           69,205
  Sr Nts
   11-30-12               5.63                     645,000          656,041
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                      60,000           61,442
Florida Power
  1st Mtge
   03-01-13               4.80                     460,000          449,599
Metropolitan Edison
   03-15-13               4.95                     375,000          364,079
  1st Mtge
   04-01-14               4.88                     245,000(d)       234,051
Tampa Electric
   06-15-12               6.88                     110,000          120,452
   08-15-12               6.38                     105,000          111,625
Total                                                             2,904,592

Utilities -- natural gas (0.2%)
Consolidated Natural Gas
   12-01-13               6.63                     160,000          174,490
  Sr Nts
   04-15-11               6.85                     120,000          132,646
Total                                                               307,136

Utilities -- telephone (2.6%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25                     740,000(c)       731,216
France Telecom
  (U.S. Dollar)
   03-01-11               8.75                      60,000(c,h)      70,006
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25                     990,000(c,d)     972,393
   11-15-33               6.38                      40,000(c,d)      39,370
Verizon New York
  Series B
   04-01-32               7.38                     490,000          524,530
Verizon Pennsylvania
  Series A
   11-15-11               5.65                   1,195,000        1,227,970
Total                                                             3,565,485

Total bonds
(Cost: $128,022,117)                                           $127,531,945

Short-term securities (19.6%)
Issuer                  Effective                   Amount          Value(a)
                          yield                   payable at
                                                   maturity

U.S. government agency (9.4%)
Federal Home Loan Mtge Corp Disc Nts
   08-17-04               1.20%                 $3,500,000       $3,497,901
   08-20-04               1.21                   5,900,000        5,895,836
   09-21-04               1.36                   3,500,000        3,493,006
Total                                                            12,886,743

Commercial paper (10.2%)
Barton Capital
   08-12-04               1.31                   4,500,000        4,497,871
CHARTA LLC
   08-13-04               1.32                   3,000,000(j)     2,998,460
Citigroup
   08-02-04               1.33                   6,400,000        6,399,291
Total                                                            13,895,622

Total short-term securities
(Cost: $26,783,225)                                             $26,782,365

Total investments in securities
(Cost: $154,805,342)(k)                                        $154,314,310

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At July 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,062,720.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2004, the value of foreign securities represented 4.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $5,507,523 or 4.0% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of July 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount

     Purchase contracts
     Eurodollar, Sept. 2007, 90-day                                $2,250,000

     Sale contracts
     U.S. Treasury Notes, Sept. 2004, 10-year                       1,100,000

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $2,998,460 or 2.2% of net assets.

(k) At July 31, 2004, the cost of securities for federal income tax purposes was $154,939,533 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $   427,794
     Unrealized depreciation                                     (1,053,017)
                                                                 ----------
     Net unrealized depreciation                                $  (625,223)
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
17   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Core Bond Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $154,805,342)                                                                      $154,314,310
Cash in bank on demand deposit                                                                               39,201
Capital shares receivable                                                                                     8,888
Accrued interest receivable                                                                               1,168,542
Receivable for investment securities sold                                                                 4,775,532
                                                                                                          ---------
Total assets                                                                                            160,306,473
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                            41,440
Capital shares payable                                                                                          819
Payable for investment securities purchased                                                              10,228,878
Payable for securities purchased on a forward-commitment basis (Note 1)                                  13,062,720
Accrued investment management services fee                                                                    2,012
Accrued distribution fee                                                                                        677
Accrued transfer agency fee                                                                                     121
Accrued administrative services fee                                                                             186
Other accrued expenses                                                                                       55,396
                                                                                                             ------
Total liabilities                                                                                        23,392,249
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $136,914,224
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    142,391
Additional paid-in capital                                                                              138,771,433
Undistributed net investment income                                                                          44,782
Accumulated net realized gain (loss) (Note 7)                                                            (1,502,045)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)                             (542,337)
                                                                                                           --------
Total -- representing net assets applicable to outstanding capital stock                               $136,914,224
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $ 65,343,817
                                                            Class B                                    $  8,171,684
                                                            Class C                                    $    384,497
                                                            Class I                                    $ 62,984,188
                                                            Class Y                                    $     30,038
Net asset value per share of outstanding capital stock:     Class A shares          6,792,966          $       9.62
                                                            Class B shares            849,323          $       9.62
                                                            Class C shares             39,954          $       9.62
                                                            Class I shares          6,553,738          $       9.61
                                                            Class Y shares              3,122          $       9.62
                                                                                        -----          ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Core Bond Fund

Year ended July 31, 2004
Investment income
Income:
Interest                                                                       $ 2,799,178
                                                                               -----------
Expenses (Note 2):
Investment management services fee                                                 417,836
Distribution fee
   Class A                                                                         148,996
   Class B                                                                          54,879
   Class C                                                                           3,260
Transfer agency fee                                                                 28,577
Incremental transfer agency fee
   Class A                                                                           1,959
   Class B                                                                           1,551
   Class C                                                                             113
Service fee -- Class Y                                                                  29
Administrative services fees and expenses                                           38,539
Compensation of board members                                                        5,230
Custodian fees                                                                      48,858
Printing and postage                                                                27,729
Registration fees                                                                   30,039
Audit fees                                                                          18,000
                                                                                    ------
Total expenses                                                                     825,595
   Expenses waived/reimbursed by AEFC (Note 2)                                     (59,866)
                                                                                   -------
                                                                                   765,729
   Earnings credits on cash balances (Note 2)                                         (291)
                                                                                      ----
Total net expenses                                                                 765,438
                                                                                   -------
Investment income (loss) -- net                                                  2,033,740
                                                                                 ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                               (1,203,216)
   Foreign currency transactions                                                    (3,253)
   Futures contracts                                                                20,718
                                                                                    ------
Net realized gain (loss) on investments                                         (1,185,751)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            1,836,733
                                                                                 ---------
Net gain (loss) on investments and foreign currencies                              650,982
                                                                                   -------
Net increase (decrease) in net assets resulting from operations                $ 2,684,722
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Core Bond Fund
                                                                                                     For the period from
                                                                              July 31, 2004           June 19, 2003* to
                                                                               Year ended               July 31, 2003
Operations and distributions
Investment income (loss) -- net                                              $  2,033,740               $   108,948
Net realized gain (loss) on investments                                        (1,185,751)                 (317,040)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies           1,836,733                (2,087,410)
                                                                                ---------                ----------
Net increase (decrease) in net assets resulting from operations                 2,684,722                (2,295,502)
                                                                                ---------                ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                  (1,571,692)                 (109,305)
      Class B                                                                    (103,726)                   (1,616)
      Class C                                                                      (6,071)                     (200)
      Class I                                                                    (327,938)                       --
      Class Y                                                                        (832)                      (62)
                                                                               ----------                  --------
Total distributions                                                            (2,010,259)                 (111,183)
                                                                               ----------                  --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                     17,901,354                 3,506,283
   Class B shares                                                               8,828,805                 2,092,380
   Class C shares                                                                 248,193                   171,163
   Class I shares                                                              68,089,639                        --
   Class Y shares                                                                      --                    20,454
Reinvestment of distributions at net asset value
   Class A shares                                                                 188,844                    90,599
   Class B shares                                                                  94,378                       843
   Class C shares                                                                   5,273                       113
   Class I shares                                                                 307,465                        --
   Class Y shares                                                                     549                        47
Payments for redemptions
   Class A shares                                                              (4,220,799)                  (66,337)
   Class B shares (Note 2)                                                     (2,723,199)                  (65,212)
   Class C shares (Note 2)                                                        (44,141)                       --
   Class I shares                                                              (5,486,181)                       --
                                                                               ----------                  --------
Increase (decrease) in net assets from capital share transactions              83,190,180                 5,750,333
                                                                               ----------                 ---------
Total increase (decrease) in net assets                                        83,864,643                 3,343,648
Net assets at beginning of year (Note 1)                                       53,049,581                49,705,933**
                                                                               ----------                ----------
Net assets at end of year                                                    $136,914,224               $53,049,581
                                                                             ============               ===========
Undistributed net investment income                                          $     44,782               $    13,587
                                                                             ------------               -----------

 *   When shares became publicly available.

** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund had a decrease in net assets resulting from operations of $294,067 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Core Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in intermediate-term investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. On June 12, 2003, IDS Life Insurance Company (IDS
Life), a wholly-owned subsidiary of American Express Financial Corporation
(AEFC) invested $50,000,000 in the Fund (4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003. As of July 31, 2004, IDS Life owned approximately 35% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of July 31, 2004, AEFC and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 46% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that

--------------------------------------------------------------------------------
21   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT
reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
22   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT
foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2004, the Fund has entered into outstanding when-issued securities of $9,935,256 and other forward-commitments of $3,127,464.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $7,714 and accumulated net realized loss has been decreased by $3,253 resulting in a net reclassification adjustment to decrease paid-in capital by $10,967.

--------------------------------------------------------------------------------
23   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                            For the period from
                                           July 31, 2004     June 19, 2003* to
                                            Year ended         July 31, 2003
Class A
Distributions paid from:
      Ordinary income                       $1,571,692           $109,305
      Long-term capital gain                        --                 --
Class B
Distributions paid from:
      Ordinary income                          103,726              1,616
      Long-term capital gain                        --                 --
Class C
Distributions paid from:
      Ordinary income                            6,071                200
      Long-term capital gain                        --                 --
Class I**
Distributions paid from:
      Ordinary income                          327,938                N/A
      Long-term capital gain                        --                N/A
Class Y
Distributions paid from:
      Ordinary income                              832                 62
      Long-term capital gain                        --                 --

 * When shares became publicly available.

** Inception date was March 4, 2004

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $    89,064
Accumulated long-term gain (loss)                             $(1,386,903)
Unrealized appreciation (depreciation)                        $  (660,321)

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar period.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.415% annually.

--------------------------------------------------------------------------------
24   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $234,933 for Class A and $8,571 for Class B for the year ended July 31, 2004.

For the year ended July 31, 2004, AEFC and its affiliates waived certain fees and expenses to 0.97% for Class A, 1.74% for Class B, 1.72% for Class C, 0.70% for Class I and 0.80% for Class Y. Under this agreement, which was effective until May 31, 2004, net expenses would not exceed 0.99% for Class A, 1.75% for Class B, 1.75% for Class C, 0.74% for Class I and 0.83% for Class Y of the Fund's average daily net assets. Beginning June 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2004. Under this

--------------------------------------------------------------------------------
25   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT
agreement, net expenses will not exceed 0.945% for Class A, 1.695% for Class B, 1.695% for Class C, 0.735% for Class I and 0.785% for Class Y of the Fund's average daily net assets. Beginning Aug. 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2005. Under this agreement, net expenses will not exceed 0.945% for Class A, 1.695% for Class B, 1.695% for Class C, 0.695% for Class I and 0.785% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $291 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $301,875,943 and $223,797,341, respectively, for the year ended July 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Year ended July 31, 2004
                                              Class A      Class B    Class C       Class I*     Class Y
Sold                                        1,854,537      913,497     25,633      7,092,498         --
Issued for reinvested distributions            19,530        9,754        545         32,123         57
Redeemed                                     (439,689)    (282,214)    (4,653)      (570,883)        --
                                            ---------      -------     ------      ---------      -----
Net increase (decrease)                     1,434,378      641,037     21,525      6,553,738         57
                                            ---------      -------     ------      ---------      -----

* Inception date was March 4, 2004.

                                                          June 19, 2003** to July 31, 2003
                                              Class A      Class B    Class C        Class I     Class Y
Sold                                          359,073      213,916     17,417            N/A      2,060
Issued for reinvested distributions             9,379           87         12            N/A          5
Redeemed                                       (6,864)      (6,717)        --            N/A         --
                                            ---------      -------     ------      ---------      -----
Net increase (decrease)                       361,588      207,286     17,429            N/A      2,065
                                            ---------      -------     ------      ---------      -----

** When shares became publicly available.

5. INTEREST RATE FUTURES CONTRACTS

As of July 31, 2004, investments in securities included securities valued at $67,047 that were pledged as collateral to cover initial margin deposits on 9 open purchase contracts and 11 open sale contracts. The notional market value of the open purchase contracts as of July 31, 2004 was $2,139,750 with a net unrealized loss of $19,048. The notional market value of the open sale contracts as of July 31, 2004 was $1,217,906 with a net unrealized loss of $31,927. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to

--------------------------------------------------------------------------------
26   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT
participate with other American Express mutual funds, permits borrowings up to
 $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2004.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $1,386,903 as of July 31, 2004, that if not offset by capital gains will expire as follows:

                         2011             2012              2013
                       $281,078         $536,395          $569,430

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.49            $9.94
Income from investment operations:
Net investment income (loss)                                                    .26              .02
Net gains (losses) (both realized and unrealized)                               .13             (.45)
Total from investment operations                                                .39             (.43)
Less distributions:
Dividends from net investment income                                           (.26)            (.02)
Net asset value, end of period                                                $9.62            $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                         $65              $51
Ratio of expenses to average daily net assets(c),(e)                           .97%             .96%(d)
Ratio of net investment income (loss) to average daily net assets             2.61%            1.80%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               4.06%           (4.31%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.06% and 2.56% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
27   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.50            $9.94
Income from investment operations:
Net investment income (loss)                                                    .18              .01
Net gains (losses) (both realized and unrealized)                               .12             (.44)
Total from investment operations                                                .30             (.43)
Less distributions:
Dividends from net investment income                                           (.18)            (.01)
Net asset value, end of period                                                $9.62            $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8               $2
Ratio of expenses to average daily net assets(c),(e)                          1.74%            1.73%(d)
Ratio of net investment income (loss) to average daily net assets             1.87%            1.37%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               3.18%           (4.28%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.83% and 3.32% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
28   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.50            $9.94
Income from investment operations:
Net investment income (loss)                                                    .18              .01
Net gains (losses) (both realized and unrealized)                               .12             (.44)
Total from investment operations                                                .30             (.43)
Less distributions:
Dividends from net investment income                                           (.18)            (.01)
Net asset value, end of period                                                $9.62            $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                          1.72%            1.64%(d)
Ratio of net investment income (loss) to average daily net assets             1.88%            1.51%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               3.17%           (4.28%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.81% and 3.32% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
29   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2004(b)
Net asset value, beginning of period                                  $9.79
Income from investment operations:
Net investment income (loss)                                            .12
Net gains (losses) (both realized and unrealized)                      (.18)
Total from investment operations                                       (.06)
Less distributions:
Dividends from net investment income                                   (.12)
Net asset value, end of period                                        $9.61

Ratios/supplemental data
Net assets, end of period (in millions)                                 $63
Ratio of expenses to average daily net assets(c),(e)                   .70%(d)
Ratio of net investment income (loss) to average daily net assets     3.03%(d)
Portfolio turnover rate (excluding short-term securities)              310%
Total return(f)                                                       (.72%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 0.73% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.49            $9.94
Income from investment operations:
Net investment income (loss)                                                    .27              .02
Net gains (losses) (both realized and unrealized)                               .13             (.45)
Total from investment operations                                                .40             (.43)
Less distributions:
Dividends from net investment income                                           (.27)            (.02)
Net asset value, end of period                                                $9.62            $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                           .80%             .82%(d)
Ratio of net investment income (loss) to average daily net assets             2.78%            2.01%(d)
Portfolio turnover rate (excluding short-term securities)                      310%              46%
Total return(f)                                                               4.23%           (4.30%)(g)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.89% and 2.40% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
31   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Report of Independent
                 Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Core Bond Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended July 31, 2004, and for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Core Bond Fund as of July 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
32   ---   AXP CORE BOND FUND   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Discovery Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (97.2%)
Issuer                                              Shares          Value(a)

Aerospace & defense (1.0%)
Aviall                                               2,450(b)       $49,123
Ducommun                                               536(b)        10,452
Esterline Technologies                               1,610(b)        50,538
Teledyne Technologies                               52,000(b)     1,126,320
United Defense Inds                                 10,699(b)       370,720
Total                                                             1,607,153

Airlines (1.1%)
Atlantic Coast Airlines Holdings                     3,750(b)        13,763
Frontier Airlines                                    2,281(b)        17,951
Mesa Air Group                                       2,678(b)        16,711
Northwest Airlines                                 106,300(b)       917,368
Pinnacle Airlines                                   73,600(b)       736,736
SkyWest                                              4,597           64,956
Total                                                             1,767,485

Automotive & related (1.7%)
Aftermarket Technology                              22,200(b)       332,778
American Axle & Mfg Holdings                         4,519          155,228
Cummins                                              5,568          386,586
Dollar Thrifty Automotive Group                     12,300(b)       296,307
Shiloh Inds                                          1,722(b)        27,896
Tenneco Automotive                                  24,210(b)       336,761
TRW Automotive Holdings                              1,904(b)        39,603
Visteon                                            108,200        1,112,297
Total                                                             2,687,456

Banks and savings & loans (4.9%)
ACE Cash Express                                    10,141(b)       234,460
Bank of Hawaii                                      29,229        1,313,260
Brookline Bancorp                                   45,093          641,673
Capital Crossing Bank                                2,814(b)       144,780
City Holding                                         2,266           69,045
City Natl                                            3,081          198,725
Columbia Banking System                              1,642           35,746
Community Trust Bancorp                                229            6,909
Corus Bankshares                                     2,863          114,949
Cullen/Frost Bankers                                 3,970          170,789
First BanCorp Puerto Rico                              117(c)         4,967
First Citizens BancShares                              458           54,502
First Republic Bank                                    736           31,869
Flagstar Bancorp                                    20,749          408,133
Hanmi Financial                                     12,190          353,510
Hudson United Bancorp                                2,425           83,056
Independence Community Bank                          1,940           72,440
IndyMac Bancorp                                     29,800          989,957
New Century Financial                                9,939          467,630
Oriental Financial Group                             3,871(c)        98,517
Pacific Capital Bancorp                              5,859          162,411
R & G Financial Cl B                                10,314(c)       361,815
Santander BanCorp                                      954(c)        21,935
Seacost Banking Corp of Florida                     51,400          976,600
Sterling Financial                                     232(b)         7,340
Westcorp                                            17,500          727,650
WSFS Financial                                         583           29,004
Total                                                             7,781,672

Broker dealers (0.5%)
Affiliated Managers Group                           18,550(b)       851,631
Instinet Group                                       1,411(b)         6,307
Total                                                               857,938

Building materials & construction (2.8%)
Aaon                                                18,400(b)       331,200
ElkCorp                                             32,400          707,292
Fluor                                               22,300        1,015,764
Genlyte Group                                        3,585(b)       223,346
Hughes Supply                                        2,778          169,236
Louisiana-Pacific                                   15,879          376,015
NCI Building Systems                                 3,553(b)       109,468
Potlatch                                             5,605          224,704
Ryland Group                                        12,300          952,266
USG                                                 21,636(b)       373,005
Total                                                             4,482,296

Cable (0.3%)
LodgeNet Entertainment                              33,700(b)       548,636

Cellular telecommunications (0.5%)
Brightpoint                                          7,600(b)       101,080
Dobson Communications Cl A                         221,300(b)       590,871
Metrocall Holdings                                     934(b)        62,625
Total                                                               754,576

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Issuer                                              Shares          Value(a)

Chemicals (3.2%)
Cytec Inds                                          22,000       $1,025,200
Exponent                                             1,058(b)        26,566
Ferro                                               41,500          826,265
FMC                                                  3,088(b)       135,718
Georgia Gulf                                        11,670          414,869
IMC Global                                          30,700          419,055
Methanex                                               544(c)         6,669
Minerals Technologies                               15,800          882,746
NewMarket                                            8,524(b)       168,860
Octel                                                6,674(c)       172,323
Terra Industries                                     5,141(b)        32,902
TETRA Technologies                                  38,250(b)     1,007,888
Total                                                             5,119,061

Computer hardware (2.2%)
Agilysys                                               552            8,225
Artesyn Technologies                                 6,416(b)        47,863
IDX Systems                                         35,900(b)     1,078,077
Ingram Micro Cl A                                   77,330(b)     1,101,953
Komag                                               18,172(b)       206,070
Maxtor                                              73,400(b)       343,512
Tech Data                                            1,822(b)        68,252
Western Digital                                     79,800(b)       559,398
Total                                                             3,413,350

Computer software & services (11.3%)
Acxiom                                              97,375        2,142,249
Agile Software                                      68,600(b)       510,384
ANSYS                                                  429(b)        20,352
Aspen Technology                                    30,900(b)       183,237
Autodesk                                             6,880          276,576
BISYS Group                                         64,000(b)       873,600
Callidus Software                                    2,200(b)         8,030
CheckFree                                           42,900(b)     1,288,716
CSG Systems Intl                                     1,309(b)        21,468
Dendrite Intl                                       33,000(b)       492,030
DigitalNet Holdings                                  2,708(b)        69,108
DocuCorp Intl                                        1,980(b)        16,335
EarthLink                                           29,171(b)       287,918
ePlus                                                  283(b)         2,567
Extreme Networks                                    46,000(b)       249,320
First Consulting Group                             105,200(b)       569,132
Foundry Networks                                    58,000(b)       595,080
Harris Interactive                                  72,100(b)       462,161
Hummingbird                                          4,100(b,c)      87,125
Hyperion Solutions                                  23,900(b)       980,378
Informatica                                         71,600(b)       434,612
infoUSA                                              1,680(b)        15,103
Inter-Tel                                            3,578           77,607
Manhattan Associates                                16,200(b)       420,552
MAXIMUS                                                210(b)         6,714
McDATA Cl A                                         71,300(b)       367,195
MemberWorks                                          4,892(b)       130,665
MICROS Systems                                       1,211(b)        58,879
MicroStrategy Cl A                                     722(b)        29,068
Openwave Systems                                   114,400(b)     1,300,728
Parametric Technology                                7,802(b)        35,421
Progress Software                                    6,641(b)       137,004
Red Hat                                            101,300(b)     1,734,255
SI Intl                                              6,800(b)       121,040
SM&A                                               160,379(b)     1,284,636
SPSS                                                   449(b)         6,645
Sybase                                              11,682(b)       170,207
Take-Two Interactive Software                       42,000(b)     1,315,439
Transaction Systems Architects Cl A                  6,591(b)       112,706
Tyler Technologies                                   3,148(b)        28,962
United Online                                        6,214(b)        96,938
Websense                                            25,600(b)       977,664
Total                                                            17,997,806

Electronics (4.8%)
Agere Systems Cl A                                 355,400(b)       440,696
Analogic                                            17,100          710,334
Arrow Electronics                                   15,230(b)       360,342
Avnet                                               11,326(b)       219,951
CyberOptics                                            628(b)        11,718
Gerber Scientific                                    7,672(b)        49,715
Helix Technology                                    23,500          339,340
Kulicke & Soffa Inds                                40,226(b)       314,165
Littelfuse                                           7,646(b)       296,665
LoJack                                              51,768(b)       489,725
Measurement Specialties                             15,100(b)       324,197
Millipore                                            1,214(b)        63,966
Moog Cl A                                           30,650(b)     1,114,741
ON Semiconductor                                   240,148(b)       960,592
Park Electrochemical                                 3,359           77,190
Pemstar                                             33,600(b)        73,920
Photronics                                           1,247(b)        18,044
Standard Microsystems                                2,481(b)        42,698
Stoneridge                                           7,596(b)       111,509
Triumph Group                                        4,600(b)       151,708
Ultratech                                           30,900(b)       385,014
Universal Electronics                               34,439(b)       596,483
X-Rite                                              31,500          470,610
Total                                                             7,623,323

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Issuer                                              Shares          Value(a)

Energy (1.2%)
Cabot Oil & Gas                                      4,460         $196,106
Callon Petroleum                                     2,950(b)        39,766
FuelCell Energy                                     74,800(b)       743,513
Giant Inds                                           2,821(b)        68,268
Newfield Exploration                                 6,761(b)       399,372
Pogo Producing                                       5,177          229,755
Tesoro Petroleum                                     9,048(b)       262,392
Total                                                             1,939,172

Energy equipment & services (3.4%)
Cal Dive Intl                                       17,749(b)       550,219
Clayton Williams Energy                              1,887(b)        46,835
Grey Wolf                                          487,200(b)     2,187,527
Key Energy Services                                 18,000(b)       181,440
Offshore Logistics                                   1,627(b)        47,102
Premcor                                             21,000(b)       753,900
Pride Intl                                          47,800(b)       860,400
SEACOR Holdings                                        936(b)        39,593
Universal Compression Holdings                       8,880(b)       291,353
Veritas DGC                                         20,231(b)       498,290
Total                                                             5,456,659

Engineering & construction (0.8%)
Modtech Holdings                                    20,864(b)       169,207
Washington Group Intl                               30,900(b)     1,032,678
Total                                                             1,201,885

Environmental services (--%)
Clean Harbors                                          300(b)         2,880
Duratek                                              1,384(b)        19,722
Total                                                                22,602

Financial services (2.3%)
Advanta Cl B                                        52,700        1,170,993
CompuCredit                                          2,228(b)        35,046
Doral Financial                                      3,669(c)       144,008
Investment Technology Group                         73,100(b)       960,534
Irwin Financial                                      5,350          143,006
Providian Financial                                 79,400(b)     1,098,896
SWS Group                                            1,165           15,961
WFS Financial                                          786(b)        35,960
Total                                                             3,604,404

Food (1.6%)
Chiquita Brands Intl                                 3,805(b)        74,350
Corn Products Intl                                     422           18,197
Hain Celestial Group                                21,300(b)       352,089
J & J Snack Foods                                   16,700(b)       613,391
M&F Worldwide                                        5,951(b)        77,720
Nash Finch                                           7,356          194,346
Pilgrim's Pride                                     10,408          291,840
Sanderson Farms                                      4,017          193,740
Wild Oats Markets                                   59,900(b)       754,739
Total                                                             2,570,412

Furniture & appliances (1.5%)
Aaron Rents                                          4,713          151,382
Briggs & Stratton                                    4,397          367,150
Furniture Brands Intl                               38,300          880,133
Hooker Furniture                                       394           10,563
Select Comfort                                      28,400(b)       580,212
Stanley Furniture                                    2,535          106,217
Stanley Works                                        8,192          347,341
Total                                                             2,442,998

Health care products (8.9%)
Abgenix                                             36,200(b)       353,855
Andrx                                               11,786(b)       305,729
Apogent Technologies                                10,492(b)       340,990
Arrow Intl                                          33,300          923,075
Bausch & Lomb                                          554           34,121
Bentley Pharmaceuticals                             25,100(b)       294,925
Bio-Rad Laboratories Cl A                            8,500(b)       445,400
Biosite                                              7,400(b)       327,006
Bradley Pharmaceuticals                             19,900(b)       468,446
Ciphergen Biosystems                               106,900(b)       438,290
CNS                                                  2,466           24,808
CollaGenex Pharmaceuticals                          64,700(b)       481,368
Conmed                                              43,511(b)       964,203
CTI Molecular Imaging                               74,500(b)       780,015
Dade Behring Holdings                                2,294(b)       113,989
Enzon Pharmaceuticals                               44,800(b)       555,968
Haemonetics                                         10,317(b)       309,510
Human Genome Sciences                               85,200(b)       854,130
ICU Medical                                         23,900(b)       664,420
IDEXX Laboratories                                     606(b)        30,536
Incyte                                             117,301(b)       721,401
Kensey Nash                                         30,100(b)       851,529
Kos Pharmaceuticals                                  6,143(b)       181,649
Medicines Company                                   23,500(b)       621,810
Merit Medical Systems                               29,700(b)       501,336
Nutraceutical Intl                                   4,627(b)        65,194
Par Pharmaceutical                                  10,200(b)       383,928
Perrigo                                              8,848          147,408
Respironics                                          2,464(b)       137,294
Sola Intl                                            2,088(b)        33,951
Sybron Dental Specialties                            8,432(b)       226,821
Techne                                               3,660(b)       145,668
Telik                                               20,800(b)       411,008

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Issuer                                              Shares          Value(a)

Health care products (cont.)
Theragenics                                        127,500(b)      $530,400
TriPath Imaging                                     46,200(b)       388,080
USANA Health Sciences                                  131(b)         3,897
Vital Signs                                            637           19,021
Total                                                            14,081,179

Health care services (7.9%)
Allscripts Healthcare Solutions                    105,000(b)       738,150
American Healthways                                 24,700(b)       672,581
Charles River Laboratories Intl                      6,941(b)       312,831
Coventry Health Care                                 1,124(b)        57,448
Discovery Partners Intl                             54,500(b)       263,235
Exelixis                                            98,356(b)       778,980
Genesis HealthCare                                  43,900(b)     1,178,715
Humana                                              94,722(b)     1,715,416
ICON ADR                                             5,200(b,c)     192,140
LCA-Vision                                          13,000(b)       339,170
Magellan Health Services                             1,413(b)        48,084
Manor Care                                          32,000        1,000,000
Matria Healthcare                                   19,300(b)       482,500
Option Care                                         17,135          292,152
Owens & Minor                                        7,932          203,614
PacifiCare Health Systems                            5,641(b)       172,445
Prime Medical Services                               2,711(b)        19,926
Province Healthcare                                 62,500(b)       908,125
Select Medical                                         993           12,750
Sierra Health Services                               9,769(b)       431,790
SurModics                                           23,846(b,d)     570,396
Triad Hospitals                                     46,100(b)     1,570,166
US Oncology                                          4,951(b)        73,621
VistaCare Cl A                                      23,600(b)       435,656
Total                                                            12,469,891

Home building (0.8%)
Centex                                              14,700          623,574
Monaco Coach                                         1,808           43,898
NVR                                                  1,279(b)       596,014
Total                                                             1,263,486

Household products (0.5%)
Chattem                                              9,787(b)       281,963
Energizer Holdings                                   7,929(b)       302,096
Mannatech                                            1,502           14,314
Rayovac                                              2,327(b)        62,201
UniFirst                                               556           16,524
Yankee Candle                                        4,611(b)       133,811
Total                                                               810,909

Industrial services (0.6%)
Alliance Resource Partners                           3,314          163,016
Watsco                                              20,900          611,115
WESCO Intl                                           5,832(b)       119,848
Total                                                               893,979

Industrial transportation (2.7%)
Arkansas Best                                        1,891           66,128
CNF                                                 21,700          895,342
EGL                                                  3,717(b)        94,449
Forward Air                                          1,616(b)        64,171
Heartland Express                                    3,991          107,797
Kansas City Southern                                 4,575(b)        66,887
Kirby                                                1,956(b)        75,502
Knight Transportation                                4,417(b)        87,501
Landstar System                                      2,345(b)       116,804
USF                                                  2,152           76,396
Vitran                                              20,200(b,c)     325,018
Wabash Natl                                         21,700(b)       626,696
Yellow Roadway                                      37,331(b)     1,624,272
Total                                                             4,226,963

Insurance (4.1%)
American Financial Group                             1,014           30,106
First American                                       3,057           82,111
FPIC Insurance Group                                 1,110(b)        26,307
HCC Insurance Holdings                              30,700          930,210
Hilb, Rogal & Hobbs                                 35,200        1,182,368
Odyssey Re Holdings                                  2,187           51,066
Ohio Casualty                                      105,100(b)     1,965,371
Reinsurance Group of America                        21,100          840,835
StanCorp Financial Group                               210           14,763
U.S.I. Holdings                                     35,500(b)       497,000
UICI                                                14,626(b)       349,854
United Fire & Casualty                               1,442           88,755
Zenith Natl Insurance                                9,174          393,289
Total                                                             6,452,035

Leisure time & entertainment (1.5%)
Blockbuster Cl A                                     3,858           51,196
Brunswick                                            9,787          381,987
Callaway Golf                                       59,900          658,899
Carmike Cinemas                                      2,654           90,767
Churchill Downs                                     15,000          577,950
Polaris Inds                                           361           17,256
RC2                                                    592(b)        18,589
Steinway Musical Instruments                         3,199(b)        95,266
World Wrestling Entertainment                       36,000          457,560
Total                                                             2,349,470

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Issuer                                              Shares          Value(a)

Lodging & gaming (0.9%)
Alliance Gaming                                     30,300(b)      $431,169
Ameristar Casinos                                      441           11,854
Aztar                                               32,200(b)       781,494
La Quinta                                           14,700(b)       112,602
Penn Natl Gaming                                     2,146(b)        77,256
Total                                                             1,414,375

Machinery (2.2%)
AGCO                                                54,600(b)     1,142,231
American Science & Engineering                         334(b)         8,100
BHA Group                                              812           30,815
IHC Caland                                          21,988(c)       933,120
Kennametal                                          21,800          959,200
Middleby                                               834           45,203
MTS Systems                                          7,256          155,786
Toro                                                 2,163          141,677
Total                                                             3,416,132

Media (4.7%)
ADVO                                                31,350          971,537
AMC Entertainment                                   67,600(b)     1,290,484
Catalina Marketing                                  52,600(b)     1,050,422
Consolidated Graphics                                3,351(b)       145,802
Donnelley (RH)                                       7,052(b)       320,020
Entravision Communications Cl A                     23,500(b)       166,145
Hearst-Argyle Television                               294            6,653
Lin TV Cl A                                         34,600(b)       627,990
Nelson (Thomas)                                        735           15,839
Playboy Enterprises Cl B                            75,000(b)       837,000
Regent Communications                              131,701(b)       761,232
TiVo                                                70,300(b)       397,195
Valassis Communications                             28,200(b)       824,568
Ventiv Health                                          696(b)        10,607
Total                                                             7,425,494

Metals (1.3%)
Carpenter Technology                                12,820          551,260
Metal Management                                     9,022(b)       174,937
Olympic Steel                                        8,377(b)       196,776
Peabody Energy                                      15,500          870,789
Quanex                                                 595           27,073
Reliance Steel & Aluminum                              184            7,327
Steel Technologies                                   7,454          172,262
Total                                                             2,000,424

Multi-industry (1.9%)
Actuant Cl A                                        25,300(b)       922,437
Administaff                                          6,632(b)        88,206
AMETEK                                                 221            6,816
Anixter Intl                                         2,055           68,801
APAC Customer Services                               1,127(b)         2,074
Brink's                                                645           20,866
Global Imaging Systems                              30,237(b)       917,088
Harris                                               1,302           61,819
PDI                                                  5,802(b)       165,415
SOURCECORP                                           2,174(b)        51,111
Stratasys                                           22,200(b)       582,528
University of Phoenix Online                           531(b)        45,756
Total                                                             2,932,917

Paper & packaging (0.6%)
Crown Holdings                                      23,403(b)       237,306
EZCORP Cl A                                          4,555(b)        34,358
Owens-Illinois                                         446(b)         6,556
Rayonier                                             5,107          224,606
Silgan Holdings                                      5,386          259,121
Trans World Entertainment                           15,861(b)       157,500
Total                                                               919,447

Real estate (0.6%)
CoStar Group                                        21,500(b)       912,675

Real estate investment trust (1.3%)
Associated Estates Realty                           13,321          115,626
CBL & Associates Properties                          6,333          348,948
FelCor Lodging Trust                                 9,386(b)       107,000
Innkeepers USA Trust                                15,802          165,763
Natl Health Investors                                  772           21,176
Ventas                                              51,600        1,316,833
Total                                                             2,075,346

Restaurants (1.5%)
CKE Restaurants                                     14,093(b)       203,221
Dave & Buster's                                     44,993(b)       766,680
Jack in the Box                                     14,795(b)       471,961
Lone Star Steakhouse & Saloon                       28,653          694,549
Papa John's Intl                                     6,245(b)       189,661
Total                                                             2,326,072

Retail -- general (4.5%)
7-Eleven                                             2,275(b)        39,016
American Eagle Outfitters                            1,482(b)        48,565
Barnes & Noble                                      11,262(b)       387,188
Borders Group                                       38,391          878,002
Charming Shoppes                                     1,993(b)        14,629
Checkpoint Systems                                  13,996(b)       240,871
Claire's Stores                                     10,834          249,724
Dress Barn                                             423(b)         7,085
Finlay Enterprises                                     797(b)        16,737
Foot Locker                                         82,500        1,856,249

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Issuer                                              Shares          Value(a)

Retail -- general (cont.)
Fred's                                              25,900         $467,495
Goody's Family Clothing                             21,400          186,608
Hollywood Entertainment                             12,825(b)       165,571
MarineMax                                            2,814(b)        69,196
Movado Group                                         7,546          113,265
Pantry (The)                                         5,520(b)       120,281
PETCO Animal Supplies                               33,000(b)       985,710
Rent-A-Center                                       12,243(b)       359,210
Smart & Final                                        6,555(b)        98,391
Stage Stores                                         9,058(b)       321,197
Stein Mart                                           8,063(b)       146,263
Zale                                                11,838(b)       321,283
Total                                                             7,092,536

Telecom equipment & services (1.5%)
Aspect Communications                               29,459(b)       249,518
C-COR.net                                           10,277(b)        83,449
CommScope                                              812(b)        16,727
Nextel Partners Cl A                                75,429(b)     1,212,144
PanAmSat                                             7,574(b)       175,944
West                                                   551(b)        13,814
Westell Technologies Cl A                          165,517(b)       670,344
Total                                                             2,421,940

Textiles & apparel (1.7%)
Culp                                                 2,316(b)        18,065
Genesco                                             12,687(b)       272,263
Guess?                                              63,600(b)     1,030,320
Hartmarx                                             4,946(b)        37,293
Kellwood                                             4,970          199,546
Quiksilver                                          48,100(b)     1,037,035
Wolverine World Wide                                 6,431          150,357
Total                                                             2,744,879

Utilities -- electric (0.5%)
CenterPoint Energy                                  31,754          368,665
El Paso Electric                                     3,846(b)        57,882
Great Plains Energy                                    892           25,591
Unisource Energy                                    11,015          271,960
Total                                                               724,098

Utilities -- natural gas (1.0%)
AGL Resources                                        7,273          214,917
Energen                                              3,235          153,177
Natl Fuel Gas                                          267            6,819
UGI                                                 36,598        1,185,410
Total                                                             1,560,323

Utilities -- telephone (0.9%)
Commonwealth  Telephone Enterprises                  2,939(b)       131,667
General Communication Cl A                         109,100(b)       873,891
PTEK Holdings                                       28,250(b)       324,593
TALK America Holdings                               22,157(b)       143,577
Tessco Technologies                                    891(b)        13,623
Total                                                             1,487,351

Total common stocks
(Cost: $144,520,265)                                           $153,880,805

Bond (--%)
Issuer                   Coupon                   Principal         Value(a)
                          rate                     amount

Aerospace & defense
Timco Aviation Services
  Pay-in-kind
  01-02-07                8.00%                     $8,650(e,f,g)       $--

Total bond
(Cost: $783)                                                            $--

Total investments in securities
(Cost: $144,521,048)(h)                                        $153,880,805

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2004, the value of foreign securities represented 1.5% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at July 31, 2004, is as follows:

     Security                              Acquisition                   Cost
                                              dates
     Timco Aviation Services
        8.00% Pay-in-kind 2007       04-22-04 thru 05-12-04              $783

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g)  Negligible market value.

(h) At July 31, 2004, the cost of securities for federal income tax purposes was $145,522,505 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 18,946,180
     Unrealized depreciation                                      (10,587,880)
                                                                  -----------
     Net unrealized appreciation                                 $  8,358,300
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
18   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Discovery Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)*
   (identified cost $144,521,048)                                                                      $153,880,805
Cash in bank on demand deposit                                                                            1,235,744
Dividends and accrued interest receivable                                                                    41,147
Receivable for investment securities sold                                                                 4,237,313
                                                                                                          ---------
Total assets                                                                                            159,395,009
                                                                                                        -----------
Liabilities
Payable for investment securities purchased                                                                 436,797
Payable upon return of securities loaned (Note 5)                                                           525,000
Accrued investment management services fee                                                                    2,756
Accrued distribution fee                                                                                      1,331
Accrued service fee                                                                                               6
Accrued transfer agency fee                                                                                     921
Accrued administrative services fee                                                                             258
Other accrued expenses                                                                                      101,175
                                                                                                            -------
Total liabilities                                                                                         1,068,244
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $158,326,765
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    217,346
Additional paid-in capital                                                                              239,313,671
Undistributed net investment income                                                                           3,634
Accumulated net realized gain (loss) (Note 6)                                                           (90,567,643)
Unrealized appreciation (depreciation) on investments                                                     9,359,757
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                               $158,326,765
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $143,122,869
                                                            Class B                                    $ 13,120,182
                                                            Class C                                    $     32,119
                                                            Class Y                                    $  2,051,595
Net asset value per share of outstanding capital stock:     Class A shares      19,494,837             $       7.34
                                                            Class B shares       1,959,205             $       6.70
                                                            Class C shares           4,806             $       6.68
                                                            Class Y shares         275,739             $       7.44
                                                                                   -------             ------------
*Including securities on loan, at value (Note 5)                                                       $    502,320
                                                                                                       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Discovery Fund

Year ended July 31, 2004
Investment income
Income:
Dividends                                                                      $ 1,072,022
Interest                                                                            82,225
Fee income from securities lending (Note 5)                                         19,917
   Less foreign taxes withheld                                                        (282)
                                                                                      ----
Total income                                                                     1,173,882
                                                                                 ---------
Expenses (Note 2):
Investment management services fee                                               1,239,497
Distribution fee
   Class A                                                                         368,377
   Class B                                                                         181,142
   Class C                                                                             290
Transfer agency fee                                                                376,989
Incremental transfer agency fee
   Class A                                                                          35,993
   Class B                                                                          10,304
   Class C                                                                              11
Service fee -- Class Y                                                               1,855
Administrative services fees and expenses                                          106,137
Compensation of board members                                                        5,230
Custodian fees                                                                     159,535
Printing and postage                                                                85,330
Registration fees                                                                   97,404
Audit fees                                                                          27,000
Other                                                                                3,962
                                                                                     -----
Total expenses                                                                   2,699,056
   Expenses waived/reimbursed by AEFC (Note 2)                                    (201,170)
                                                                                  --------
                                                                                 2,497,886
   Earnings credits on cash balances (Note 2)                                         (259)
                                                                                      ----
Total net expenses                                                               2,497,627
                                                                                 ---------
Investment income (loss) -- net                                                 (1,323,745)
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                               40,503,792
   Foreign currency transactions                                                      (414)
                                                                                      ----
Net realized gain (loss) on investments                                         40,503,378
Net change in unrealized appreciation (depreciation) on investments             (8,211,165)
                                                                                ----------
Net gain (loss) on investments                                                  32,292,213
                                                                                ----------
Net increase (decrease) in net assets resulting from operations                $30,968,468
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Discovery Fund

Year ended July 31,                                                                       2004             2003
Operations
Investment income (loss) -- net                                                      $ (1,323,745)     $ (1,009,659)
Net realized gain (loss) on investments                                                40,503,378       (19,217,220)
Net change in unrealized appreciation (depreciation) on investments                    (8,211,165)       51,680,027
                                                                                       ----------        ----------
Net increase (decrease) in net assets resulting from operations                        30,968,468        31,453,148
                                                                                       ----------        ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                              7,160,103         4,923,048
   Class B shares                                                                         545,921           592,552
   Class C shares                                                                           4,450             8,457
   Class Y shares                                                                       1,855,551           339,976
Payments for redemptions
   Class A shares                                                                     (25,246,310)      (28,378,282)
   Class B shares (Note 2)                                                             (7,558,897)       (8,716,244)
   Class C shares (Note 2)                                                                     --            (8,999)
   Class Y shares                                                                      (1,406,160)         (165,705)
                                                                                       ----------          --------
Increase (decrease) in net assets from capital share transactions                     (24,645,342)      (31,405,197)
                                                                                      -----------       -----------
Total increase (decrease) in net assets                                                 6,323,126            47,951
Net assets at beginning of year                                                       152,003,639       151,955,688
                                                                                      -----------       -----------
Net assets at end of year                                                            $158,326,765      $152,003,639
                                                                                     ============      ============
Undistributed net investment income                                                  $      3,634      $         --
                                                                                     ------------      ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Discovery Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small-sized U.S. companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

On March 8, 2002, the Fund was closed to new investors. Current shareholders may continue to hold shares and make investments in the Fund.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
22   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair NAV. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

--------------------------------------------------------------------------------
23   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Short sales

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement date. The price at such time may be more or less than the price at which the Fund sold the security. The Fund will designate cash or liquid securities to cover its open short positions. The Fund also may engage in "short sales against the box," a form of short-selling that involves selling a security that the Fund owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows the Fund to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the Fund loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

--------------------------------------------------------------------------------
24   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Illiquid securities

As of July 31, 2004, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of July 31, 2004 was $0. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,327,379 and accumulated net realized loss has been decreased by $21,969 resulting in a net reclassification adjustment to decrease paid-in capital by $1,349,348.

--------------------------------------------------------------------------------
25   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31,                               2004                    2003
Class A
Distributions paid from:
     Ordinary income                              $--                     $--
     Long-term capital gain                        --                      --
Class B
Distributions paid from:
     Ordinary income                               --                      --
     Long-term capital gain                        --                      --
Class C
Distributions paid from:
     Ordinary income                               --                      --
     Long-term capital gain                        --                      --
Class Y
Distributions paid from:
     Ordinary income                               --                      --
     Long-term capital gain                        --                      --

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                    $         --
Accumulated long-term gain (loss)                                $(89,562,552)
Unrealized appreciation (depreciation)                           $  8,358,300

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $168,461 for the year ended July 31, 2004.

--------------------------------------------------------------------------------
26   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

AEFC has Subadvisory Agreements with American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Wellington Management Company, LLP (Wellington Management). Prior to Dec. 22, 2003 Pilgrim Baxter & Associates, Ltd. and Wellington Management were each allocated 50% of new investments in the Fund, net of any redemptions. Currently, AEFC anticipates allocating new assets so that over time each subadviser manages approximately one-third of the Fund. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Due to the Fund being closed to new investors, the Distributor reimbursed the Fund for the marketing portion of the distribution fees, which results in a 0.0375% reduction to this rate.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
27   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $66,062 for Class A and $8,538 for Class B for the year ended July 31, 2004.

For the year ended July 31, 2004, AEFC and its affiliates waived certain fees and expenses to 1.41% for Class A, 2.18% for Class B, 2.19% for Class C and 1.26% for Class Y. Under this agreement, which was effective until Nov. 30, 2003, net expenses will not exceed 1.30% for Class A, 2.08% for Class B, 2.20% for Class C and 1.13% for Class Y of the Fund's average daily net assets. Beginning Dec. 1, 2003, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2004. Under this agreement, net expenses will not exceed 1.49% for Class A, 2.27% for Class B, 2.39% for Class C and 1.32% for Class Y of the Fund's average daily net assets. Beginning Aug. 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2005. Under this agreement, net expenses will not exceed 1.49% for Class A, 2.27% for Class B, 2.29% for Class C and 1.32% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $259 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $220,678,866 and $247,655,083, respectively, for the year ended July 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                      Year ended July 31, 2004
                                         Class A         Class B    Class C     Class Y
Sold                                    1,012,816        81,623         700     247,454
Issued for reinvested distributions            --            --          --          --
Redeemed                               (3,506,766)   (1,149,131)         --    (183,831)
                                       ----------    ----------      ------    --------
Net increase (decrease)                (2,493,950)   (1,067,508)        700      63,623
                                       ----------    ----------      ------     -------

                                                      Year ended July 31, 2003
                                         Class A         Class B    Class C     Class Y
Sold                                      912,147       127,716       1,854      66,526
Issued for reinvested distributions            --            --          --          --
Redeemed                               (5,770,582)   (1,830,217)     (1,695)    (33,251)
                                       ----------    ----------      ------     -------
Net increase (decrease)                (4,858,435)   (1,702,501)        159      33,275
                                       ----------    ----------      ------     -------

5. LENDING OF PORTFOLIO SECURITIES

As of July 31, 2004, securities valued at $502,320 were on loan to brokers. For collateral, the Fund received $525,000 in cash. Income from securities lending amounted to $19,917 for the year ended July 31, 2004. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
28   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $89,562,552 as of July 31, 2004, that if not offset by capital gains will expire as follows:

                         2009          2010          2011
                      $12,788,586   $34,643,667   $42,130,299

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2004.

--------------------------------------------------------------------------------
29   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $6.08      $4.84       $ 6.68     $10.29     $11.04
Income from investment operations:
Net investment income (loss)                                              (.05)      (.03)        (.05)      (.02)      (.05)
Net gains (losses) (both realized and unrealized)                         1.31       1.27        (1.79)     (1.40)      (.42)
Total from investment operations                                          1.26       1.24        (1.84)     (1.42)      (.47)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $7.34      $6.08       $ 4.84     $ 6.68     $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                   $143       $134         $130       $239       $416
Ratio of expenses to average daily net assets(b)                         1.41%(c)   1.30%(c)     1.18%      1.06%      1.03%
Ratio of net investment income (loss) to average daily net assets        (.71%)     (.62%)       (.75%)     (.21%)     (.31%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         20.72%     25.62%      (27.54%)   (13.88%)    (4.19%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.53% and 1.43% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
30   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $5.59      $4.48       $ 6.24     $ 9.84     $10.65
Income from investment operations:
Net investment income (loss)                                              (.13)      (.08)        (.11)      (.08)      (.13)
Net gains (losses) (both realized and unrealized)                         1.24       1.19        (1.65)     (1.33)      (.40)
Total from investment operations                                          1.11       1.11        (1.76)     (1.41)      (.53)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $6.70      $5.59       $ 4.48     $ 6.24     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                    $13        $17          $21        $43        $82
Ratio of expenses to average daily net assets(b)                         2.18%(c)   2.08%(c)     1.96%      1.83%      1.80%
Ratio of net investment income (loss) to average daily net assets       (1.48%)    (1.41%)      (1.53%)     (.98%)    (1.08%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         19.86%     24.78%      (28.21%)   (14.49%)    (4.97%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.30% and 2.21% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
31   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000(b)
Net asset value, beginning of period                                     $5.58      $4.47       $ 6.23     $ 9.84     $10.53
Income from investment operations:
Net investment income (loss)                                              (.09)      (.08)        (.11)      (.08)      (.02)
Net gains (losses) (both realized and unrealized)                         1.19       1.19        (1.65)     (1.34)      (.67)
Total from investment operations                                          1.10       1.11        (1.76)     (1.42)      (.69)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)        --
Net asset value, end of period                                           $6.68      $5.58       $ 4.47     $ 6.23     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                    $--        $--          $--        $--        $--
Ratio of expenses to average daily net assets(c)                         2.19%(e)   2.14%(e)     2.06%      1.83%      1.80%(d)
Ratio of net investment income (loss) to average daily net assets       (1.49%)    (1.47%)      (1.66%)    (1.01%)     (.97%)(d)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(f)                                                         19.71%     24.83%      (28.25%)   (14.63%)     6.55%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.31% and 2.33% for the years ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
32   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2004       2003         2002       2001       2000
Net asset value, beginning of period                                     $6.16      $4.89       $ 6.74     $10.33     $11.07
Income from investment operations:
Net investment income (loss)                                              (.04)      (.02)        (.04)      (.01)      (.04)
Net gains (losses) (both realized and unrealized)                         1.32       1.29        (1.81)     (1.39)      (.42)
Total from investment operations                                          1.28       1.27        (1.85)     (1.40)      (.46)
Less distributions:
Distributions from realized gains                                           --         --           --      (2.19)      (.28)
Net asset value, end of period                                           $7.44      $6.16       $ 4.89     $ 6.74     $10.33

Ratios/supplemental data
Net assets, end of period (in millions)                                     $2         $1           $1         $1         $8
Ratio of expenses to average daily net assets(b)                         1.26%(c)   1.12%(c)     1.00%       .86%       .87%
Ratio of net investment income (loss) to average daily net assets        (.55%)     (.45%)       (.58%)     (.14%)     (.11%)
Portfolio turnover rate (excluding short-term securities)                 136%       105%         154%       115%       243%
Total return(d)                                                         20.78%     25.97%      (27.45%)   (13.57%)    (4.08%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.38% and 1.26% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
33   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Discovery Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2004, and the financial highlights for each of the years in the five-year period ended July 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Discovery Fund as of July 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
34   ---   AXP DISCOVERY FUND   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Income Opportunities Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (95.1%)
Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Commercial mortgage-backed/
Asset-backed securities (0.6%)(f)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               3.32%                 $1,600,000(d,h)  $1,493,250

Aerospace & defense (2.2%)
Alliant Techsystems
   05-15-11               8.50                     825,000          893,063
Argo Tech
  Sr Nts
   06-01-11               9.25                     380,000(d)       399,000
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                   1,365,000        1,371,825
L-3 Communications
   06-15-12               7.63                   1,285,000        1,374,950
   07-15-13               6.13                     700,000          679,000
TD Funding
   07-15-11               8.38                   1,090,000        1,149,950
Total                                                             5,867,788

Automotive & related (1.4%)
Arvinmeritor
   02-15-09               6.80                   1,450,000        1,457,250
Tenneco Automotive
  Series B
   07-15-13              10.25                   1,405,000        1,601,700
TRW Automotive
  Sr Nts
   02-15-13               9.38                     500,000          570,000
Total                                                             3,628,950

Beverages & tobacco (0.8%)
Cott Beverages
   12-15-11               8.00                   1,950,000        2,076,750

Broker dealers (0.3%)
LaBranche
  Sr Nts
   05-15-12              11.00                     750,000(d)       757,500

Building materials & construction (2.0%)
Associated Materials
   04-15-12               9.75                   1,000,000        1,132,500
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                   1,540,000(d)     1,616,999
Nortek
  Sr Sub Nts Series B
   06-15-11               9.88                   1,350,000        1,571,063
Nortek Holdings
  Sr Nts
   12-31-10               4.87                     735,000(d)       755,213
Total                                                             5,075,775

Cable (4.9%)
Cablevision Systems
  Sr Nts
   04-01-09               5.67                     750,000(d,h)     761,250
   04-15-12               8.00                     500,000(d)       491,250
Charter Communications Holdings LLC/Capital
  Sr Nts
   04-30-12               8.00                     750,000(d)       723,750
CSC Holdings
  Sr Nts
   12-15-07               7.88                     250,000          262,500
   07-15-08               7.25                     105,000          106,575
   04-15-12               6.75                   1,615,000(d)     1,550,399
 Series B
   04-01-11               7.63                     500,000          505,000
DirectTV Holdings/Finance
  Sr Nts
   03-15-13               8.38                   1,335,000        1,495,200
Echostar DBS
  Sr Nts
   10-01-08               5.75                   1,125,000        1,116,563
   10-01-11               6.38                   1,000,000          992,500
Kabel Deutschland
  (U.S. Dollar) Sr Nts
   07-01-14              10.63                   1,800,000(c,d)   1,844,999
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13               9.50                     105,000          114,713

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Cable (cont.)
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50%                   $950,000         $878,750
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                   1,190,000(c,d)   1,255,450
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                     810,000(c)       785,700
Total                                                            12,884,599

Cellular telecommunications (1.7%)
Crown Castle Intl
  Sr Nts
   08-01-11               9.38                     605,000          682,138
Nextel Communications
  Sr Nts
   10-31-13               6.88                   1,190,000        1,213,800
   03-15-14               5.95                   1,230,000        1,165,425
Rural Cellular
   03-15-12               8.25                   1,365,000(d)     1,402,537
Total                                                             4,463,900

Chemicals (6.0%)
Airgas
   10-01-11               9.13                     250,000          280,938
  Sr Sub Nts
   07-15-14               6.25                     310,000          298,375
BCP Caylux
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                   1,990,000(c,d)   2,074,574
Compass Minerals Group
   08-15-11              10.00                     895,000          993,450
Equistar Chemical/Funding
   09-01-08              10.13                     250,000          274,063
  Sr Nts
   05-01-11              10.63                   1,000,000        1,110,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13                   2,260,000(d)     2,271,299
Huntsman Intl LLC
   03-01-09               9.88                     250,000          266,875
Huntsman LLC
   07-15-12              11.50                     545,000(d)       551,813
Lyondell Chemical
   06-01-13              10.50                     650,000          712,563
  Series A
   05-01-07               9.63                     970,000        1,024,563
Nalco
  Sr Nts
   11-15-11               7.75                   1,225,000(d)     1,274,000
Resolution Performance Products LLC/RPP Capital
  Sr Nts
   04-15-10               9.50                     650,000          672,750
Resolution Performance Products/Capital
   12-15-09               8.00                   1,540,000        1,609,299
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                   1,215,000(c,d)   1,239,300
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63                     430,000          462,250
Sovereign Specialty Chemicals
   03-15-10              11.88                     650,000          669,500
Total                                                            15,785,612

Computer hardware (0.5%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09               8.00                   1,375,000(c)     1,430,000

Energy (2.2%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                     200,000          212,500
   06-15-14               7.50                   1,390,000(d)     1,462,975
   08-15-14               7.00                     110,000(b,d)     111,100
Foundation PA Coal
  Sr Nts
   08-01-14               7.25                     465,000(d)       466,163
Gulfterra Energy Partner
  Sr Nts
   06-01-10               6.25                     770,000          785,400
Hilcorp Energy/Finance
  Sr Nts
   09-01-10              10.50                     750,000(d)       825,000
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                   1,000,000        1,080,000
Peabody Energy
  Series B
   03-15-13               6.88                     825,000          849,750
Total                                                             5,792,888

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Energy equipment & services (3.0%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38%                   $425,000(c,d)    $423,938
Grant Prideco
  Series B
   12-01-07               9.63                     400,000          444,000
Grant Prideco Escrow
   12-15-09               9.00                   1,710,000        1,881,000
Key Energy Services
  Series C
   03-01-08               8.38                     935,000          977,075
  Sr Nts
   05-01-13               6.38                     720,000          680,400
Offshore Logistics
   06-15-13               6.13                   1,330,000        1,290,100
Pacific Energy
  Sr Nts
   06-15-14               7.13                   1,270,000(d)     1,308,100
Plains All American Pipeline
   10-15-12               7.75                     250,000          282,182
Pride Intl
  Sr Nts
   07-15-14               7.38                     545,000(d)       562,031
Total                                                             7,848,826

Environmental services (0.7%)
Clean Harbors
   07-15-12              11.25                     540,000(d)       556,200
Waste Services
  (U.S. Dollar) Sr Sub Nts
   04-15-14               9.50                   1,115,000(c,d)   1,151,238
Total                                                             1,707,438

Financial services (1.3%)
Capital One Bank
  Sub Nts
   06-13-13               6.50                     650,000          679,007
Capital One Financial
   11-15-13               6.25                     200,000          204,773
Metris Companies
   07-15-06              10.13                     500,000          490,000
   05-06-07              10.60                   1,900,000(b,i)   1,957,000
Total                                                             3,330,780

Food (2.5%)
Burns Philp Capital Property
  (U.S.Dollar)
   11-15-10               9.50                     960,000(c)     1,022,400
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                   3,250,000(c)     3,501,875
Del Monte
  Series B
   05-15-11               9.25                     200,000          218,000
  Sr Sub Nts
   12-15-12               8.63                   1,525,000        1,654,625
Total                                                             6,396,900

Furniture & appliances (0.8%)
Rent-A-Center
   05-01-10               7.50                     800,000          832,000
Simmons
  Sr Sub Nts
   01-15-14               7.88                   1,285,000(d)     1,301,063
Total                                                             2,133,063

Health care products (1.2%)
Apogent Technologies
  Sr Sub Nts
   05-15-13               6.50                     300,000          333,000
Valeant Pharmaceuticals
  Sr Nts
   12-15-11               7.00                     990,000(d)       975,150
VWR Intl
  Sr Nts
   04-15-12               6.88                   1,690,000(d)     1,706,900
Total                                                             3,015,050

Health care services (5.9%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                   1,130,000        1,226,050
Concentra Operating
   06-01-12               9.13                     605,000(d)       647,350
HCA
   11-06-08               5.25                     500,000          502,037
  Sr Nts
   02-01-11               7.88                     500,000          553,708
   05-01-12               6.95                   1,100,000        1,158,842
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75                   1,935,000(d)     2,002,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Health care services (cont.)
Inverness Medical Innovations
  Sr Sub Nts
   02-15-12               8.75%                   $170,000(d)      $164,900
Medcath Holdings
  Sr Nts
   07-15-12               9.88                     985,000(d)     1,002,238
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                     125,000          129,375
Service Corp Intl
   04-15-09               7.70                   1,030,000        1,084,075
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                   1,515,000(d)     1,573,706
Triad Hospitals
  Sr Nts
   05-15-12               7.00                   3,000,000        3,067,499
Vanguard Health Systems
   08-01-11               9.75                   1,935,000        2,225,250
Total                                                            15,337,755

Home building (1.6%)
D.R. Horton
  Sr Nts
   05-01-13               6.88                     200,000          209,000
  Sr Sub Nts
   09-15-10               9.75                     500,000          588,750
KB HOME
  Sr Sub Nts
   02-01-10               7.75                     500,000          522,500
Meritage
   06-01-11               9.75                     750,000          828,750
Standard Pacific
  Sr Nts
   03-15-13               7.75                     150,000          154,125
   05-15-11               6.88                     775,000          778,875
WCI Communities
   05-01-12               9.13                     500,000          540,000
William Lyon Homes
  Sr Nts
   02-15-14               7.50                     735,000(d)       694,575
Total                                                             4,316,575

Household products (0.8%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75                     900,000(d)       897,750
Seminis Vegtable Seeds
  Sr Sub Nts
   10-01-13              10.25                   1,000,000        1,095,000
Total                                                             1,992,750

Industrial services (2.1%)
Allied Waste NA
   11-15-10               6.50                   2,600,000        2,574,000
   04-15-11               6.38                   1,145,000        1,116,375
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                     750,000(d)       784,688
Natl Waterworks
  Series B
   12-01-12              10.50                   1,000,000        1,130,000
Total                                                             5,605,063

Industrial transportation (1.2%)
Interpool
   08-01-07               7.20                     310,000          300,700
   08-01-07               7.35                   1,340,000        1,303,150
Quality Distribution/QD Capital
   11-15-10               9.00                   1,490,000(d)     1,447,163
Total                                                             3,051,013

Leisure time & entertainment (1.4%)
LCE Aquisition
  Sr Sub Nts
   08-01-14               9.00                     535,000(d)       529,650
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                     525,000(d)       528,938
   06-01-13               6.75                     850,000          850,000
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                   1,735,000(d)     1,717,650
Total                                                             3,626,238

Lodging & gaming (7.9%)
Boyd Gaming
  Sr Sub Nts
   04-15-12               8.75                   2,070,000        2,235,599
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75                     900,000(d)       945,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Lodging & gaming (cont.)
MGM Mirage
   10-01-09               6.00%                   $150,000         $148,500
   09-15-10               8.50                   1,825,000        2,016,624
  Sr Nts
   02-27-14               5.88                     725,000          667,000
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11               8.38                     300,000          341,250
   04-01-12               8.00                     125,000          135,469
   08-15-14               7.13                   1,425,000(b,d)   1,442,812
MTR Gaming Group
  Series B
   04-01-10               9.75                     960,000        1,017,600
Caesars Entertainment
  Sr Sub Nts
   09-15-08               8.88                     200,000          222,500
   03-15-10               7.88                     350,000          379,313
   05-15-11               8.13                   2,070,000        2,284,762
Penn Natl Gaming
   03-15-10               8.88                     800,000          875,000
  Sr Sub Nts
   12-01-11               6.88                     850,000(d)       843,625
Poster Financial Group
   12-01-11               8.75                     550,000(d)       556,875
Premier Entertainment Biloxi LLC/ Finance Biloxi
  1st Mtge
   02-01-12              10.75                     805,000(d)       857,325
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38                   1,175,000        1,236,688
River Rock Entertainment
  Sr Nts
   11-01-11               9.75                   1,365,000        1,487,850
Riviera Holdings
   06-15-10              11.00                     500,000          547,500
Seneca Gaming
  Sr Nts
   05-01-12               7.25                   1,105,000(d)     1,102,238
Station Casinos
  Sr Nts
   04-01-12               6.00                   1,200,000        1,170,000
Total                                                            20,513,530

Machinery (2.6%)
Case New Holland
  Sr Nts
   08-01-11               9.25                   1,410,000(d)     1,526,324
Columbus McKinnon
   08-01-10              10.00                   1,045,000        1,120,763
Joy Global
  Series B
   03-15-12               8.75                     250,000          281,250
Manitowoc
   11-01-13               7.13                     155,000          157,325
Mueller Group
  Sr Sub Nts
   05-01-12              10.00                     775,000(d)       813,750
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63                   1,250,000(d)     1,225,000
Terex
   01-15-14               7.38                     825,000          831,188
Thermadyne
  Sr Sub Nts
   02-01-14               9.25                     785,000          785,000
Total                                                             6,740,600

Media (7.5%)
American Media Operation
   01-15-11               8.88                     825,000          818,813
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                     400,000(c)       417,000
CBD Media/Finance
   06-01-11               8.63                     650,000          693,875
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                   1,665,000(c)     1,781,550
Dex Media East LLC/Finance
   11-15-09               9.88                   2,125,000        2,401,249
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                     270,000          297,000
Emmis Operating
   05-15-12               6.88                   1,205,000(d)     1,180,900
Gray Television
   12-15-11               9.25                   2,000,000        2,210,000
Lamar Media
   01-01-13               7.25                   1,550,000        1,600,375

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Media (cont.)
Nexstar Finance
  Sr Sub Nts
   01-15-14               7.00%                   $800,000         $754,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                     180,000(c)       206,325
Radio One
  Series B
   07-01-11               8.88                     600,000          663,000
Salem Communication Holding
  Series B
   07-01-11               9.00                     495,000          542,025
Salem Communications
   12-15-10               7.75                   1,100,000        1,127,500
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                   1,000,000(c)     1,042,916
Sinclair Broadcast Group
   12-15-11               8.75                      75,000           80,625
   03-15-12               8.00                     550,000          567,875
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                   1,500,000(c)     1,552,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                   1,550,000        1,588,750
Total                                                            19,526,278

Metals (1.8%)
California Steel
  Sr Nts
   03-15-14               6.13                     875,000          821,406
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                   1,825,000        1,888,875
Ispat Inland
   04-01-14               9.75                     725,000(d)       748,563
Jorgensen Earle M.
   06-01-12               9.75                     390,000          430,950
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                     800,000(c)       752,000
Total                                                             4,641,794

Miscellaneous (2.2%)
Corrections Corp of America
  Sr Nts
   05-01-11               7.50                     800,000          825,000
Freescale Semiconductor
  Sr Nts
   07-15-09               4.38                     765,000(d,h)     783,169
NationsRent
   10-15-10               9.50                   1,800,000(d)     1,926,000
United Rentals North America
   02-15-12               6.50                   2,315,000        2,233,975
Total                                                             5,768,144

Multi-industry (0.9%)
SPX
  Sr Nts
   06-15-11               6.25                   1,325,000        1,291,875
Valmont Inds
   05-01-14               6.88                   1,150,000(d)     1,144,250
Total                                                             2,436,125

Paper & packaging (8.8%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-10               8.55                     500,000(c)       529,993
   06-15-11               5.02                   1,620,000(c,d,h) 1,648,350
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                   1,210,000(c,d)   1,161,600
Anchor Glass Container
   02-15-13              11.00                     500,000          572,500
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                   2,050,000(c)     2,090,999
Consolidated Container
  Sr Disc Nts
  (Zero coupon through 06-15-07,
  thereafter 10.75%)
   06-15-09               9.67                   1,265,000(d,g)   1,012,000
Crown Euro Holdings
  (U.S. Dollar)
   03-01-13              10.88                   1,700,000(c)     1,950,750
Georgia-Pacific
   02-01-10               8.88                   1,550,000        1,778,625
   05-15-11               8.13                   1,050,000        1,178,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Paper & packaging (cont.)
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50%                   $375,000         $406,875
Jefferson Smurfit
   10-01-12               8.25                   1,110,000        1,184,925
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63                     650,000(c)       728,000
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50                     786,267(c,d,e)   904,207
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                     600,000(c)       603,000
Norske Skog Canada
  (U.S. Dollar) Sr Nts
   03-01-14               7.38                   1,200,000(c)     1,194,000
Owens-Brockway Glass
   02-15-09               8.88                   1,280,000        1,392,000
   05-15-11               7.75                     500,000          530,000
   05-15-13               8.25                   1,295,000        1,356,513
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                   2,025,000        1,984,499
Stone Container
  Sr Nts
   07-01-12               8.38                     725,000          773,938
Total                                                            22,981,399

Real estate investment trust (0.5%)
Host Marriott
  Sr Nts
   08-15-12               7.00                   1,215,000(b,d)   1,199,813

Restaurants (0.3%)
Domino's Pizza LLC
  Sr Sub Nts
   07-01-11               8.25                     850,000          907,375

Retail -- drugstores (0.8%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                   1,330,000(c,d)   1,339,975
Rite Aid
   08-15-13               6.88                     850,000          777,750
Total                                                             2,117,725

Retail -- general (2.4%)
Buhrmann US
  Sr Sub Nts
   07-01-14               8.25                     830,000(d)       827,925
CSK Auto
   01-15-14               7.00                     845,000          798,525
Finlay Fine Jewelry
  Sr Nts
   06-01-12               8.38                     470,000(d)       493,500
General Nutrition Center
  Sr Sub Nts
   12-01-10               8.50                   1,170,000(d)     1,184,625
Lazydays RV Center
  Sr Nts
   05-15-12              11.75                     405,000(d)       430,313
United Auto Group
   03-15-12               9.63                   1,500,000        1,642,500
William Carter
  Series B
   08-15-11              10.88                     897,000        1,009,125
Total                                                             6,386,513

Telecom equipment & services (4.0%)
Cincinnati Bell
   07-15-13               7.25                   1,535,000        1,431,388
Fairpoint Communications
  Sr Nts
   03-01-10              11.88                     588,000          682,080
GCI
  Sr Nts
   02-15-14               7.25                   1,440,000(d)     1,382,400
Horizon PCS
  Sr Nts
   07-15-12              11.38                     880,000(d)       897,600
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                     880,000(c,d)     842,600
Panamsat
  Sr Nts
   08-15-14               9.00                   1,715,000(b,d)   1,733,179
Qwest
   11-15-08               5.63                     475,000          467,875
   03-15-12               9.13                   2,050,000(d)     2,249,874
Rogers Wireless
  (U.S. Dollar)
   03-01-14               6.38                     825,000(c)       769,313
Total                                                            10,456,309

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Utilities -- electric (4.6%)
Aquila
  Sr Nts
   02-01-11               9.95%                 $1,640,000       $1,664,600
CMS Energy
  Sr Nts
   08-01-10               7.75                   1,035,000(d)     1,058,288
DPL
  Sr Nts
   09-01-11               6.88                     930,000          946,275
IPALCO Enterprises
   11-14-08               8.38                     500,000          560,000
   11-14-11               8.63                   2,225,000        2,491,999
Midwest Generation LLC
   05-01-34               8.75                   1,740,000(d)     1,844,400
NRG Energy
   12-15-13               8.00                   1,700,000(d)     1,742,500
Reliant Resources
   07-15-10               9.25                     300,000          319,500
Salton Sea Funding
  Sr Nts Series C
   05-30-10               7.84                     321,023          336,667
Sierra Pacific Power
   04-15-12               6.25                   1,045,000(d)     1,017,057
Total                                                            11,981,286

Utilities -- natural gas (5.3%)
ANR Pipeline
   03-15-10               8.88                   1,550,000        1,708,875
Dynegy Holdings
   07-15-10               9.88                     340,000(d)       371,450
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63                   1,400,000        1,456,000
El Paso Production Holding
   06-01-13               7.75                   1,210,000        1,152,525
Northwest Pipeline
   03-01-10               8.13                     500,000          554,375
Plains E & P
  Sr Nts
   06-15-14               7.13                   1,000,000(d)     1,027,500
Southern Natural Gas
   09-15-08               6.13                     225,000          226,688
   03-15-10               8.88                   1,000,000        1,102,500
Southern Star Central
   08-01-10               8.50                   1,600,000        1,736,000
Transcontinental Gas Pipeline
  Series B
   08-15-11               7.00                   2,800,000        2,960,999
  Sr Nts Series B
   07-15-12               8.88                     500,000          582,500
Williams Companies
   03-15-12               8.13                     850,000          928,625
Total                                                            13,808,037

Variable rate senior loan interests (0.4%)
Qwest
  Term Loan B
   06-30-10               6.95                   1,000,000          985,000

Total bonds
(Cost: $246,576,132)                                           $248,068,391

Short-term securities (5.1%)
Issuer                  Effective                  Amount          Value(a)
                          yield                  payable at
                                                  maturity

U.S. government agency (3.0%)
Federal Home Loan Mtge Corp Disc Nts
   08-10-04               1.10%                 $5,000,000       $4,998,315
   08-20-04               1.21                   3,000,000        2,997,883
Total                                                             7,996,198

Commercial paper (2.1%)
General Electric Capital
   08-02-04               1.33                   5,400,000        5,399,402

Total short-term securities
(Cost: $13,395,955)                                             $13,395,600

Total investments in securities
(Cost: $259,972,087)(j)                                        $261,463,991

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At July 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,210,320.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2004, the value of foreign securities represented 13.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $82,768,761 or 31.7% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at July 31, 2004, is as follows:

     Security                             Acquisition                     Cost
                                             dates
     Metris Companies
        10.60% 2007                 05-04-04 thru 07-19-04          $1,923,750

(j) At July 31, 2004, the cost of securities for federal income tax purposes was $260,059,637 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 3,646,630
     Unrealized depreciation                                        (2,242,276)
                                                                    ----------
     Net unrealized appreciation                                   $ 1,404,354
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
18   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Income Opportunities Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $259,972,087)                                                                      $261,463,991
Cash in bank on demand deposit                                                                               37,971
Capital shares receivable                                                                                   278,648
Accrued interest receivable                                                                               5,139,012
Receivable for investment securities sold                                                                 2,652,788
Other receivable                                                                                             71,738
                                                                                                             ------
Total assets                                                                                            269,644,148
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           159,579
Capital shares payable                                                                                       86,496
Payable for investment securities purchased                                                               8,373,526
Accrued investment management services fee                                                                    4,334
Accrued distribution fee                                                                                      2,881
Accrued service fee                                                                                               1
Accrued transfer agency fee                                                                                     745
Accrued administrative services fee                                                                             355
Other accrued expenses                                                                                       64,757
                                                                                                             ------
Total liabilities                                                                                         8,692,674
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $260,951,474
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    253,238
Additional paid-in capital                                                                              256,585,472
Undistributed net investment income                                                                          77,103
Accumulated net realized gain (loss)                                                                      2,472,019
Unrealized appreciation (depreciation) on investments                                                     1,563,642
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                               $260,951,474
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $178,016,230
                                                            Class B                                    $ 55,965,090
                                                            Class C                                    $  5,210,600
                                                            Class I                                    $ 21,473,221
                                                            Class Y                                    $    286,333
Net asset value per share of outstanding capital stock:     Class A shares         17,275,656          $      10.30
                                                            Class B shares          5,433,323          $      10.30
                                                            Class C shares            505,939          $      10.30
                                                            Class I shares          2,081,075          $      10.32
                                                            Class Y shares             27,767          $      10.31
                                                                                       ------          ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Income Opportunities Fund

Year ended July 31, 2004
Investment income
Income:
Dividends                                                                      $   117,573
Interest                                                                        11,300,207
                                                                                ----------
Total income                                                                    11,417,780
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                 985,862
Distribution fee
   Class A                                                                         295,746
   Class B                                                                         357,754
   Class C                                                                          36,314
Transfer agency fee                                                                122,864
Incremental transfer agency fee
   Class A                                                                           7,860
   Class B                                                                           7,202
   Class C                                                                             761
Service fee -- Class Y                                                                 126
Administrative services fees and expenses                                           81,849
Compensation of board members                                                        5,230
Custodian fees                                                                      26,698
Printing and postage                                                                34,340
Registration fees                                                                   46,918
Audit fees                                                                          18,000
Other                                                                                3,099
                                                                                     -----
Total expenses                                                                   2,030,623
   Earnings credits on cash balances (Note 2)                                       (1,008)
                                                                                    ------
Total net expenses                                                               2,029,615
                                                                                 ---------
Investment income (loss) -- net                                                  9,388,165
                                                                                 ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                       2,601,839
Net change in unrealized appreciation (depreciation) on investments              3,175,519
                                                                                 ---------
Net gain (loss) on investments                                                   5,777,358
                                                                                 ---------
Net increase (decrease) in net assets resulting from operations                $15,165,523
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Income Opportunities Fund
                                                                                  July 31, 2004     For the period from
                                                                                   Year ended        June 19, 2003* to
                                                                                                       July 31, 2003
Operations and distributions
Investment income (loss) -- net                                                    $  9,388,165         $   359,670
Net realized gain (loss) on investments                                               2,601,839            (129,820)
Net change in unrealized appreciation (depreciation) on investments                   3,175,519          (1,472,359)
                                                                                      ---------          ----------
Net increase (decrease) in net assets resulting from operations                      15,165,523          (1,242,509)
                                                                                     ----------          ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                        (7,046,010)           (354,444)
      Class B                                                                        (1,861,068)            (12,272)
      Class C                                                                          (188,840)             (1,517)
      Class I                                                                          (231,469)                 --
      Class Y                                                                            (7,463)                (68)
                                                                                         ------                 ---
Total distributions                                                                  (9,334,850)           (368,301)
                                                                                     ----------            --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                          132,710,154           7,336,050
   Class B shares                                                                    62,210,570           4,345,958
   Class C shares                                                                     5,809,517             503,703
   Class I shares                                                                    21,458,579                  --
   Class Y shares                                                                       267,702                  --
Reinvestment of distributions at net asset value
   Class A shares                                                                     2,972,142             301,623
   Class B shares                                                                     1,583,634               7,364
   Class C shares                                                                       168,188                 851
   Class I shares                                                                       216,770                  --
   Class Y shares                                                                         6,594                  59
Payments for redemptions
   Class A shares                                                                   (18,065,031)           (135,710)
   Class B shares (Note 2)                                                          (13,065,775)            (65,316)
   Class C shares (Note 2)                                                           (1,369,917)                 --
   Class I shares                                                                      (326,657)                 --
   Class Y shares                                                                           (23)                 --
                                                                                    -----------          ----------
Increase (decrease) in net assets from capital share transactions                   194,576,447          12,294,582
                                                                                    -----------          ----------
Total increase (decrease) in net assets                                             200,407,120          10,683,772
Net assets at beginning of year (Note 1)                                             60,544,354          49,860,582**
                                                                                     ----------          ----------
Net assets at end of year                                                          $260,951,474         $60,544,354
                                                                                   ============         ===========
Undistributed net investment income                                                $     77,103         $     9,136
                                                                                   ------------         -----------

 *   When shares became publicly available.

** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund has a decrease in net assets resulting from operations of $139,418 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Income Opportunities Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. On June 12, 2003, IDS Life Insurance Company (IDS Life), a wholly-owned subsidiary of American Express Financial Corporation (AEFC) invested $50,000,000 in the Fund which represented 4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of July 31, 2004, AEFC and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 8.23% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
22   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
23   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2004, the Fund has entered into outstanding when-issued securities of $5,276,570 and other forward-commitments of $933,750.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Illiquid securities

As of July 31, 2004, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of July 31, 2004 was $1,957,000 representing 0.75% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------
24   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $14,652 resulting in a net reclassification adjustment to decrease paid-in capital by $14,652.

The tax character of distributions paid for the periods indicated is as follows:

                                           July 31, 2004     For the period from
                                            Year ended        June 19, 2003* to
                                                                 July 31, 2003
Class A
Distributions paid from:
      Ordinary income                      $7,046,010            $354,444
      Long-term capital gain                       --                  --
Class B
Distributions paid from:
      Ordinary income                       1,861,068              12,272
      Long-term capital gain                       --                  --
Class C
Distributions paid from:
      Ordinary income                         188,840               1,517
      Long-term capital gain                       --                  --
Class I**
Distributions paid from:
      Ordinary income                         231,469                 N/A
      Long-term capital gain                       --                 N/A
Class Y
Distributions paid from:
      Ordinary income                           7,463                  68
      Long-term capital gain                       --                  --

 * When shares became publicly available.

** Inception date was March 4, 2004.

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                  $2,752,954
Accumulated long-term gain (loss)                              $   43,297
Unrealized appreciation (depreciation)                         $1,476,092

--------------------------------------------------------------------------------
25   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.61% to 0.485% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
26   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $962,877 for Class A, $43,473 for Class B and $2,163 for Class C for the year ended July 31, 2004.

AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2005. Under this agreement, net expenses will not exceed 1.19% for Class A, 1.95% for Class B, 1.95% for Class C, 0.88% for Class I and 1.03% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $1,008 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $393,385,129 and $205,179,352, respectively, for the year ended July 31, 2004. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
27   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Year ended July 31, 2004
                                          Class A       Class B       Class C        Class I*     Class Y
Sold                                   12,998,809     6,117,719       571,749       2,091,526      26,121
Issued for reinvested distributions       288,017       154,137        16,378          21,141         642
Redeemed                               (1,766,437)   (1,272,904)     (134,145)        (31,592)         (2)
                                       ----------    ----------      --------       ---------      ------
Net increase (decrease)                11,520,389     4,998,952       453,982       2,081,075      26,761
                                       ----------    ----------      --------       ---------      ------

* Inception date was March 4, 2004.

                                                          June 19, 2003** to July 31, 2003
                                          Class A       Class B      Class C          Class I     Class Y
Sold                                      741,565       439,269        50,870             N/A          --
Issued for reinvested distributions        30,560           746            87             N/A           6
Redeemed                                  (13,858)       (6,644)           --             N/A          --
                                       ----------    ----------      --------       ---------      ------
Net increase (decrease)                   758,267       433,371        50,957             N/A           6
                                       ----------    ----------      --------       ---------      ------

** When shares became publicly available.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2004.

--------------------------------------------------------------------------------
28   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .62              .06
Net gains (losses) (both realized and unrealized)                               .60             (.27)
Total from investment operations                                               1.22             (.21)
Less distributions:
Dividends from net investment income                                           (.62)            (.06)
Net asset value, end of period                                               $10.30            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                        $178              $56
Ratio of expenses to average daily net assets(c)                              1.08%            1.16%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.97%            5.59%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              12.72%           (2.04%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 2.51% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
29   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .54              .05
Net gains (losses) (both realized and unrealized)                               .60             (.27)
Total from investment operations                                               1.14             (.22)
Less distributions:
Dividends from net investment income                                           (.54)            (.05)
Net asset value, end of period                                               $10.30            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                         $56               $4
Ratio of expenses to average daily net assets(c)                              1.83%            1.88%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.22%            5.14%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              11.90%           (2.11%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.27% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.69            $9.97
Income from investment operations:
Net investment income (loss)                                                    .54              .05
Net gains (losses) (both realized and unrealized)                               .61             (.28)
Total from investment operations                                               1.15             (.23)
Less distributions:
Dividends from net investment income                                           (.54)            (.05)
Net asset value, end of period                                               $10.30            $9.69

Ratios/supplemental data
Net assets, end of period (in millions)                                          $5               $1
Ratio of expenses to average daily net assets(c)                              1.83%            1.61%(d),(e)
Ratio of net investment income (loss) to average daily net assets             5.20%            5.45%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              12.01%           (2.19%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.27% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
31   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(b)
Net asset value, beginning of period                                  $10.41
Income from investment operations:
Net investment income (loss)                                             .27
Net gains (losses) (both realized and unrealized)                       (.10)
Total from investment operations                                         .17
Less distributions:
Dividends from net investment income                                    (.26)
Net asset value, end of period                                        $10.32

Ratios/supplemental data
Net assets, end of period (in millions)                                  $21
Ratio of expenses to average daily net assets(c)                        .76%(d)
Ratio of net investment income (loss) to average daily net assets      6.40%(d)
Portfolio turnover rate (excluding short-term securities)               133%
Total return(e)                                                        1.58%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
32   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                         $ 9.70            $9.97
Income from investment operations:
Net investment income (loss)                                                    .63              .06
Net gains (losses) (both realized and unrealized)                               .61             (.27)
Total from investment operations                                               1.24             (.21)
Less distributions:
Dividends from net investment income                                           (.63)            (.06)
Net asset value, end of period                                               $10.31            $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c)                               .92%            1.01%(d),(e)
Ratio of net investment income (loss) to average daily net assets             6.08%            5.71%(d)
Portfolio turnover rate (excluding short-term securities)                      133%              26%
Total return(f)                                                              13.00%           (2.03%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.35% for the period ended July 31, 2003.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
33   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Income Opportunities Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended July 31, 2004, and for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Income Opportunities Fund as of July 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
34   ---   AXP INCOME OPPORTUNITIES FUND   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Inflation Protected Securities Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (98.6%)
Issuer                   Coupon                  Principal         Value(a)
                          rate                    amount
Foreign government (1.1%)
Bundesobligation
  (European Monetary Unit)
  02-17-06                5.00%                    575,000(c)      $716,510

U.S. government obligations & agencies (97.5%)(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-08                3.63                   8,910,000       11,413,295
  01-15-09                3.88                   2,570,000        3,312,866
  01-15-10                4.25                   9,310,000       12,017,429
  07-15-12                3.00                   8,195,000        9,363,563
  01-15-14                2.00                  11,095,000       11,381,893
  07-15-14                2.00                   1,400,000        1,403,303
  04-15-28                3.63                   8,950,000       12,675,376
  04-15-29                3.88                   2,725,000        3,968,964
Total                                                            65,536,689

Total bonds
(Cost: $66,736,917)                                             $66,253,199

Short-term security (1.2%)
Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity
Commercial paper
Credit Suisse First Boston New York
  08-30-04                1.41%                   $800,000         $799,029

Total short-term security
(Cost: $799,060)                                                   $799,029

Total investments in securities
(Cost: $67,535,977)(d)                                          $67,052,228

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The principal amount disclosed represents the original face value.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) At July 31, 2004, the cost of securities for federal income tax purposes was $67,592,700 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $      --
     Unrealized depreciation                                       (540,472)
                                                                   --------
     Net unrealized depreciation                                  $(540,472)
                                                                  ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
8   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Inflation Protected Securities Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $67,535,977)                                                                        $67,052,228
Cash in bank on demand deposit                                                                               57,982
Capital shares receivable                                                                                   124,363
Accrued interest receivable                                                                                 220,400
Receivable for investment securities sold                                                                 1,922,195
                                                                                                          ---------
Total assets                                                                                             69,377,168
                                                                                                         ----------
Liabilities
Dividends payable to shareholders                                                                            37,410
Payable for investment securities purchased                                                               2,113,677
Accrued investment management services fee                                                                      800
Accrued distribution fee                                                                                        701
Accrued transfer agency fee                                                                                     130
Accrued administrative services fee                                                                              91
Other accrued expenses                                                                                       21,696
                                                                                                             ------
Total liabilities                                                                                         2,174,505
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $67,202,663
                                                                                                        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    68,428
Additional paid-in capital                                                                               67,620,488
Undistributed net investment income                                                                         103,752
Accumulated net realized gain (loss) (Note 6)                                                              (106,096)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                      (483,909)
                                                                                                           --------
Total -- representing net assets applicable to outstanding capital stock                                $67,202,663
                                                                                                        ===========
Net assets applicable to outstanding shares:               Class A                                      $37,586,595
                                                           Class B                                      $14,708,730
                                                           Class C                                      $ 1,766,972
                                                           Class I                                      $13,130,545
                                                           Class Y                                      $     9,821
Net asset value per share of outstanding capital stock:    Class A shares            3,826,810          $      9.82
                                                           Class B shares            1,498,151          $      9.82
                                                           Class C shares              179,976          $      9.82
                                                           Class I shares            1,336,828          $      9.82
                                                           Class Y shares                1,000          $      9.82
                                                                                         -----          -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Inflation Protected Securities Fund

For the period from March 4, 2004* to July 31, 2004
Investment income
Income:
Interest                                                                                                 $1,010,577
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                           66,055
Distribution fee
   Class A                                                                                                   22,326
   Class B                                                                                                   33,376
   Class C                                                                                                    3,168
Transfer agency fee                                                                                          10,261
Incremental transfer agency fee
   Class A                                                                                                      660
   Class B                                                                                                      602
   Class C                                                                                                       59
Service fee -- Class Y                                                                                            4
Administrative services fees and expenses                                                                     6,834
Compensation of board members                                                                                 1,496
Custodian fees                                                                                                6,345
Printing and postage                                                                                         11,100
Registration fees                                                                                            60,040
Audit fees                                                                                                   18,000
Other                                                                                                           495
                                                                                                                ---
Total expenses                                                                                              240,821
   Expenses waived/reimbursed by AEFC (Note 2)                                                              (92,008)
                                                                                                            -------
                                                                                                            148,813
   Earnings credits on cash balances (Note 2)                                                                  (208)
                                                                                                               ----
Total net expenses                                                                                          148,605
                                                                                                            -------
Investment income (loss) -- net                                                                             861,972
                                                                                                            -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                          (106,096)
   Foreign currency transactions                                                                               (990)
                                                                                                               ----
Net realized gain (loss) on investments                                                                    (107,086)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                      (560,416)
                                                                                                           --------
Net gain (loss) on investments and foreign currencies                                                      (667,502)
                                                                                                           --------
Net increase (decrease) in net assets resulting from operations                                          $  194,470
                                                                                                         ==========

* When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Statement of changes in net assets
AXP Inflation Protected Securities Fund

For the period from March 4, 2004* to July 31, 2004
Operations and distributions
Investment income (loss) -- net                                                $   861,972
Net realized gain (loss) on investments                                           (107,086)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             (560,416)
                                                                                  --------
Net increase (decrease) in net assets resulting from operations                    194,470
                                                                                   -------
Distributions to shareholders from:
   Net investment income
      Class A                                                                     (463,177)
      Class B                                                                     (148,138)
      Class C                                                                      (13,823)
      Class I                                                                     (136,777)
      Class Y                                                                         (207)
                                                                                      ----
Total distributions                                                               (762,122)
                                                                                  --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                      36,542,568
   Class B shares                                                               17,905,418
   Class C shares                                                                1,835,636
   Class I shares                                                               13,781,255
Reinvestment of distributions at net asset value
   Class A shares                                                                  319,352
   Class B shares                                                                  132,338
   Class C shares                                                                   12,168
   Class I shares                                                                  128,793
Payments for redemptions
   Class A shares                                                               (3,907,183)
   Class B shares (Note 2)                                                      (3,237,197)
   Class C shares (Note 2)                                                         (88,844)
   Class I shares                                                                 (766,706)
                                                                                  --------
Increase (decrease) in net assets from capital share transactions               62,657,598
                                                                                ----------
Total increase (decrease) in net assets                                         62,089,946
Net assets at beginning of period (Note 1)                                       5,112,717**
                                                                                 ---------
Net assets at end of period                                                    $67,202,663
                                                                               ===========
Undistributed net investment income                                            $   103,752
                                                                               -----------

 *   When shares became publicly available.

** Initial capital of $5,036,210 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $76,507 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Inflation Protected Securities Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. On Feb. 19, 2004, American Express Financial Corporation (AEFC) invested $5,036,210* in the Fund (497,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 3,621** shares for Class I and 1,000 shares for Class Y), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on March 4, 2004.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of July 31, 2004, AEFC and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 19.54% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

 * Includes $26,210 invested by AXP Portfolio Builder Series funds.

** Includes 2,621 shares purchased by AXP Portfolio Builder Series funds.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
12   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
13   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $3,902 and accumulated net realized loss has been decreased by $990 resulting in a net reclassification adjustment to decrease paid-in capital by $4,892.

--------------------------------------------------------------------------------
14   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the period indicated is as follows:

                                                              For the period
                                                          from March 4, 2004*
                                                             to July 31, 2004
Class A
Distributions paid from:
      Ordinary income                                          $463,177
      Long-term capital gain                                         --
Class B
Distributions paid from:
      Ordinary income                                           148,138
      Long-term capital gain                                         --
Class C
Distributions paid from:
      Ordinary income                                            13,823
      Long-term capital gain                                         --
Class I
Distributions paid from:
      Ordinary income                                           136,777
      Long-term capital gain                                         --
Class Y
Distributions paid from:
      Ordinary income                                               207
      Long-term capital gain                                         --

* When shares became publicly available.

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $ 141,162
Accumulated long-term gain (loss)                             $ (49,373)
Unrealized appreciation (depreciation)                        $(540,632)

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

--------------------------------------------------------------------------------
15   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.44% to 0.315% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $217,323 for Class A, $1,396 for Class B and $128 for Class C for the period ended July 31, 2004.

--------------------------------------------------------------------------------
16   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

For the period ended July 31, 2004, AEFC and its affiliates waived certain fees and expenses to 0.84% for Class A, 1.62% for Class B, 1.61% for Class C, 0.59% for Class I and 0.69% for Class Y. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2005. Under this agreement, net expenses will not exceed 0.84% for Class A, 1.62% for Class B, 1.62% for Class C, 0.59% for Class I and 0.69% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $208 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $66,172,502 and $3,961,868, respectively, for the period from March 4, 2004 (when shares became publicly available) to July 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from March 4, 2004* to July 31, 2004 are as follows:

                                            Class A      Class B    Class C      Class I      Class Y
Sold                                      3,694,979    1,813,208    186,853    1,398,008        --
Issued for reinvested distributions          32,574       13,499      1,242       13,140        --
Redeemed                                   (397,743)    (329,556)    (9,119)     (77,941)       --
                                          ---------    ---------    -------    ---------       ---
Net increase (decrease)                   3,329,810    1,497,151    178,976    1,333,207        --
                                          ---------    ---------    -------    ---------       ---

* When shares became publicly available.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2004.

--------------------------------------------------------------------------------
17   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $49,373 as of July 31, 2004, that if not offset by capital gains will expire in 2012. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .21
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.13)
Less distributions:
Dividends from net investment income                                  (.20)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $38
Ratio of expenses to average daily net assets(c),(e)                  .84%(d)
Ratio of net investment income (loss) to average daily net assets    5.83%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.25%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.52% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
18   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .18
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.16)
Less distributions:
Dividends from net investment income                                  (.17)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $15
Ratio of expenses to average daily net assets(c),(e)                 1.62%(d)
Ratio of net investment income (loss) to average daily net assets    5.09%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.54%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 2.30% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
19   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .18
Net gains (losses) (both realized and unrealized)                     (.35)
Total from investment operations                                      (.17)
Less distributions:
Dividends from net investment income                                  (.16)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                 $2
Ratio of expenses to average daily net assets(c),(e)                 1.61%(d)
Ratio of net investment income (loss) to average daily net assets    4.99%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.58%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 2.30% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
20   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .22
Net gains (losses) (both realized and unrealized)                     (.34)
Total from investment operations                                      (.12)
Less distributions:
Dividends from net investment income                                  (.21)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $13
Ratio of expenses to average daily net assets(c),(e)                  .59%(d)
Ratio of net investment income (loss) to average daily net assets    6.28%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.14%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 1.27% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
21   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2004(b)
Net asset value, beginning of period                                $10.15
Income from investment operations:
Net investment income (loss)                                           .22
Net gains (losses) (both realized and unrealized)                     (.35)
Total from investment operations                                      (.13)
Less distributions:
Dividends from net investment income                                  (.20)
Net asset value, end of period                                      $ 9.82

Ratios/supplemental data
Net assets, end of period (in millions)                                $--
Ratio of expenses to average daily net assets(c),(e)                  .69%(d)
Ratio of net investment income (loss) to average daily net assets    5.79%(d)
Portfolio turnover rate (excluding short-term securities)              11%
Total return(f)                                                     (1.19%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 1.37% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
22   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Inflation Protected Securities Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2004, and the related statements of operations, changes in net assets and the financial highlights for the period from March 4, 2004 (when shares became publicly available) to July 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Inflation Protected Securities Fund as of July 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
23   ---   AXP INFLATION PROTECTED SECURITIES FUND   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Limited Duration Bond Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (93.0%)
Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Foreign government (1.4%)
Bundesobligation
  (European Monetary Unit)
     02-17-06             5.00%                  1,325,000(c)    $1,651,089
United Mexican States
  (U.S. Dollar)
     03-03-15             6.63                     510,000(c)       518,160
Total                                                             2,169,249

U.S. government obligations & agencies (31.0%)
Federal Home Loan Bank
     09-15-06             2.88                   3,000,000        2,991,990
Federal Home Loan Mtge Corp
     08-15-06             2.75                   2,500,000        2,490,603
     03-15-07             4.88                     700,000          728,606
     07-15-13             4.50                   2,435,000        2,365,286
Federal Natl Mtge Assn
     02-15-05             7.13                     925,000          949,776
     05-15-08             6.00                     900,000          971,371
     02-15-09             3.25                   1,155,000        1,120,618
U.S. Treasury
     01-31-05             1.63                   4,000,000        3,998,592
     02-28-05             1.50                  11,500,000       11,483,830
     05-31-05             1.25                   7,230,000        7,188,211
     08-31-05             2.00                   1,585,000        1,582,833
     11-15-05             5.75                   5,000,000        5,218,945
     11-15-06             2.63                      90,000           89,610
     02-15-07             2.25                     880,000          865,666
     05-15-07             3.13                      15,000           15,047
     07-15-09             3.63                     786,000          783,666
     05-15-14             4.75                     479,000          489,272
     08-15-23             6.25                     818,000          917,502
     02-15-26             6.00                   3,235,000        3,531,837
Total                                                            47,783,261

Commercial mortgage-backed/
Asset-backed securities (8.0%)(f)
Aesop Funding II LLC
  Series 2002-1A Cl A1
     10-20-06             3.85                     200,000(d)       202,843
  Series 2003-3A Cl A3
     07-20-09             3.72                     200,000(d)       197,319
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
     02-12-09             3.55                     100,000(i)       100,677
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
     01-25-34             6.00                     277,348          280,383
Bank of America Mtge Securities
  Series 2004-F Cl B1
     07-25-34             4.17                     249,826(e)       241,911
Bear Stearns
  Commercial Mtge Securities
  Series 2004-PWR3 Cl A2
     02-11-41             3.87                     500,000          487,135
Centex Home Equity
  Series 2004-A Cl AF3
     04-25-28             3.26                     100,000           98,992
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
     07-10-37             4.71                     600,000          608,172
  Series 2004-LB3A Cl A5
     07-10-37             5.28                     360,000          365,864
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
     01-15-37             3.52                     750,000          731,101
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
     03-10-40             4.12                     200,000          196,128
  Series 2004-C2 Cl A4
     03-10-40             4.89                     200,000          195,613
  Series 2004-C3 Cl A2
     07-10-39             4.43                     360,000          359,761
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
     06-10-36             5.32                     400,000          404,080
GS Mtge Securities
  Series 2004-GG2 Cl A6
     08-10-38             5.40                     505,000(h)       507,504
J.P. Morgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
     07-12-37             4.39                     566,379          565,518

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Commercial mortgage-backed/
Asset-backed securities (cont.)
J.P. Morgan Chase Commercial Mtge Securities (cont.)
  Series 2004-C2 Cl A3
     05-15-41             5.22%                   $200,000         $201,215
  Series 2004-PNC1 Cl A2
     06-12-41             4.55                     300,000          303,477
  Series 2004-PNC1 Cl A4
     06-12-41             5.38                     360,000          366,185
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
     09-15-26             4.56                     250,000          248,088
  Series 2002-C4 Cl A5
     09-15-31             4.85                     500,000          495,452
  Series 2003-C8 Cl A2
     11-15-27             4.21                     350,000          348,383
  Series 2003-C8 Cl A4
     11-15-32             5.12                     350,000          349,453
  Series 2004-C2 Cl A2
     03-15-29             3.25                     190,000          182,240
  Series 2004-C2 Cl A4
     03-15-36             4.37                     300,000          282,398
  Series 2004-C4 Cl A2
     06-15-29             4.57                     500,000          506,101
  Series 2004-C4 Cl A4
     06-15-29             5.14                     400,000          405,376
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
     11-12-35             5.24                     200,000          201,213
Morgan Stanley Capital I
  Series 2004-IQ7 Cl A4
     06-15-38             5.57                     305,000          310,700
  Series 2004-T13 Cl A2
     09-13-45             3.94                     200,000          194,548
Residential Asset Securities
  Series 2002-KS1 Cl AI4
     11-25-29             5.86                     200,000          202,594
Structured Asset Securities
  Series 2003-33H Cl 1A1
     10-25-33             5.50                   1,115,367        1,103,501
Washington Mutual
  Series 2004-CB2 Cl 6A
     07-25-19             4.50                     223,929          216,595
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
     02-20-10             4.50                     600,000(i)       612,475
  Series 2004-3 Cl A3
     03-17-09             3.30                     250,000(h)       249,989
Total                                                            12,322,984

Mortgage-backed securities (37.3%)(f)
Countrywide Home Loan
  Series 2004-12 Cl 1M
     08-25-34             4.69                     174,983(e)       167,642
  Series 2004-J6 Cl 3A1
     08-25-19             5.00                     775,000(e,h)     773,305
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
     06-25-34             4.46                     174,804(e)       170,870
Federal Home Loan Mtge Corp
     12-01-13             6.00                     430,604          450,911
     02-01-18             5.50                     244,132          251,124
     05-01-18             5.50                     718,361          742,057
     06-01-18             4.50                     232,049          228,771
     10-01-18             5.00                     921,011          929,551
     10-01-23             5.50                     469,725          478,611
     10-01-32             6.00                     570,110          586,890
     03-01-33             6.00                     663,240          681,732
     07-01-33             6.00                     276,568          285,562
     08-01-33             6.50                     373,833          390,912
     09-01-33             4.56                     277,599(e)       277,557
     09-01-33             5.00                     947,205          925,629
     09-01-33             6.00                     359,617          369,920
     12-01-33             5.00                     476,714          465,855
  Collateralized Mtge Obligation
     08-15-16             5.00                     400,000          398,792
     02-15-27             5.00                     200,000          202,663
     11-15-28             4.50                     193,414          192,093
     02-15-33             5.50                     226,224          232,898
     07-25-43             7.00                     235,402          250,924
  Interest Only
     10-15-22            14.50                     471,645(g)        45,010
Federal Natl Mtge Assn
     03-01-09             5.86                     470,467          501,220
     10-01-10             4.85                     495,441          503,833
     10-01-13             5.11                     495,419          501,974
     01-01-14             4.84                     397,487          393,235
     09-01-14             7.00                   1,061,656        1,126,206
     08-01-15             5.50                     533,307          550,641
     06-01-17             6.00                     520,448          543,795
     07-01-17             6.50                     580,572          614,197
     09-01-17             6.00                     290,502          303,534
     02-01-18             5.50                     416,394          429,099
     05-01-18             6.00                     750,000          785,625
     06-01-18             5.00                   1,952,565        1,977,624
     08-01-18             4.50                     272,194          268,547
     10-01-18             4.50                   1,055,511        1,040,174
     01-01-19             6.00                   1,116,061        1,166,139
     01-01-19             6.50                     737,951          780,580

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
     02-01-19             5.00%                   $582,213         $587,307
     08-01-19             4.50                     700,000(h)       688,407
     08-01-19             5.00                     475,000(h)       478,414
     08-01-19             5.50                   1,300,000(h)     1,334,938
     07-01-23             5.00                     183,567          182,444
     08-01-23             5.50                     280,999          285,682
     09-01-23             5.50                     520,232          529,594
     10-01-23             5.50                     667,704          678,693
     12-01-23             5.50                     983,680        1,001,382
     07-01-28             5.50                     215,801          217,822
     09-01-28             7.50                     264,790          284,524
     12-01-28             5.50                     355,461          358,790
     12-01-28             6.00                     401,178          413,884
     02-01-29             5.50                     475,853          479,846
     04-01-29             6.50                     270,465          283,812
     02-01-31             7.50                     200,583          214,839
     05-01-31             6.50                     237,527          248,180
     09-01-31             7.00                     245,228          261,774
     09-01-31             7.50                     838,385          897,973
     07-01-32             6.50                     178,227          186,832
     08-01-32             6.50                     512,529          535,994
     10-01-32             6.00                     272,486          280,032
     10-01-32             6.50                     483,587          505,285
     11-01-32             6.50                     264,243          276,087
     01-01-33             5.50                   1,479,900(h)     1,488,540
     02-01-33             6.00                   1,024,768        1,052,477
     03-01-33             5.50                     740,604          745,853
     04-01-33             5.50                     739,738          744,687
     05-01-33             5.50                   2,380,262        2,395,295
     05-01-33             6.00                     773,818          794,507
     05-01-33             6.50                     219,454          229,301
     05-01-33             7.00                   1,284,610        1,357,807
     06-01-33             5.50                     448,924          452,031
     06-01-33             6.00                     417,953          429,128
     07-01-33             4.85                     375,000(e)       373,477
     07-01-33             5.50                     173,446          174,298
     10-01-33             6.00                     280,255          288,359
     01-01-34             4.78                     234,770(e)       240,963
     04-01-34             5.00                     940,184          918,936
     05-01-34             6.50                   1,197,343        1,250,382
     07-01-34             4.17                     374,954(e)       372,905
     08-01-34             4.53                     350,000(e)       348,031
     08-01-34             5.50                   1,650,000(h)     1,654,124
     08-01-34             6.00                   2,425,000(h)     2,487,140
     08-01-34             6.50                   1,480,000(h)     1,544,287
  Collateralized Mtge Obligation
     05-25-16             4.00                     500,000          495,382
     07-25-26             5.50                     500,000          515,617
     12-25-26             8.00                     164,201          178,015
     02-25-44             7.00                   1,102,913        1,164,616
     06-25-44             7.50                     291,268          313,856
Govt Natl Mtge Assn
     06-15-32             7.50                     193,903          208,560
     05-15-33             6.00                     165,454          170,404
     10-15-33             5.50                     463,899          467,687
     03-20-34             6.50                     168,906          175,757
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
     07-25-34             4.47                     224,752(e)       221,994
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
     05-25-34             6.00                     375,278          379,527
  Series 2004-7 Cl 8A1
     08-25-19             5.00                     300,000          299,625
  Series 2004-8 Cl 7A1
     08-25-19             5.00                     425,000(h)       424,469
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
     04-25-34             5.73                     781,095(h)       802,918
Structured Adjustable Rate Mtge Loan
     05-25-34             4.64                     199,881(e)       196,937
Total                                                            57,556,129

Automotive & related (0.2%)
DaimlerChrysler NA Holding
     11-15-13             6.50                     330,000          344,471

Banks and savings & loans (2.7%)
Banknorth Group
  Sr Nts
     05-01-08             3.75                      80,000           78,759
US Bank NA Minnesota
     08-01-11             6.38                     500,000          544,703
Wachovia
  Sub Nts
     08-01-14             5.25                     405,000          399,726
Washington Mutual Bank FA
  Sub Nts
     06-15-11             6.88                     975,000        1,077,357
     08-15-14             5.65                     250,000(h)       249,637

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Banks and savings & loans (cont.)
Wells Fargo Bank NA
  Sub Nts
     02-01-11             6.45%                 $1,660,000       $1,820,200
Total                                                             4,170,382

Broker dealers (0.1%)
J.P. Morgan Chase
  Sub Nts
     03-15-14             4.88                     190,000          181,779

Cable (0.8%)
Comcast
     03-15-11             5.50                   1,240,000        1,264,788

Energy (0.2%)
Pemex Project Funding Master Trust
     12-15-14             7.38                     290,000          304,500

Energy equipment & services (0.4%)
Halliburton
     10-15-10             5.50                     590,000          601,356

Finance companies (1.0%)
Ford Motor Credit
     10-01-13             7.00                     365,000          371,147
GMAC
     09-15-11             6.88                     780,000          800,721
Household Finance
     10-15-11             6.38                     375,000          404,190
Total                                                             1,576,058

Financial services (0.4%)
Capital One Bank
  Sr Nts
     02-01-06             6.88                      25,000           26,366
Pricoa Global Funding I
     06-15-08             4.35                     620,000(d)       625,450
Total                                                               651,816

Food (0.2%)
Kraft Foods
     10-01-13             5.25                     330,000          326,670

Health care services (0.1%)
Cardinal Health
     06-15-15             4.00                     120,000          100,442

Insurance (1.7%)
ASIF Global Financing
     11-26-07             3.85                   1,085,000(d)     1,086,210
     01-17-13             4.90                   1,635,000(d)     1,613,990
Total                                                             2,700,200

Leisure time & entertainment (1.1%)
Time Warner
     05-01-12             6.88                     590,000          643,004
Viacom
     05-15-11             6.63                   1,005,000        1,097,424
Total                                                             1,740,428

Multi-industry (0.7%)
Tyco Intl Group
  (U.S. Dollar)
     02-15-11             6.75                     680,000(c)       745,624
     10-15-11             6.38                     370,000(c)       397,584
Total                                                             1,143,208

Paper & packaging (0.2%)
Domtar
  (U.S. Dollar)
     12-01-13             5.38                     335,000(c)       320,735

Real estate investment trust (0.2%)
Archstone-Smith OPR Trust
     08-15-14             5.63                     330,000(h)       329,008

Retail -- general (0.4%)
May Department Stores
     07-15-14             5.75                     540,000(d)       542,001

Telecom equipment & services (0.7%)
Sprint Capital
     11-15-08             6.13                      75,000           79,449
     03-15-12             8.38                     535,000          626,825
Telus
  (U.S. Dollar)
     06-01-07             7.50                      87,500(c)        95,509
     06-01-11             8.00                     195,000(c)       222,693
Total                                                             1,024,476

Utilities -- electric (1.8%)
Columbus Southern Power
  Sr Nts Series C
     03-01-13             5.50                      25,000           25,416
Consumers Energy
  1st Mtge Series C
     04-15-08             4.25                     145,000          144,791

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

Utilities -- electric (cont.)
Dayton Power & Light
  1st Mtge
     10-01-13             5.13%                   $165,000(d)      $159,677
Duke Energy
     01-15-12             6.25                     180,000          190,675
  1st Mtge
     03-05-08             3.75                     155,000          154,160
     04-01-10             4.50                     290,000          286,706
  Sr Nts
     11-30-12             5.63                     415,000          422,104
Duquesne Light
  1st Mtge Series Q
     05-15-14             5.70                      50,000           51,202
Florida Power
  1st Mtge
     03-01-13             4.80                     555,000          542,450
Metropolitan Edison
     03-15-13             4.95                     440,000          427,186
  1st Mtge
     04-01-14             4.88                     140,000(d)       133,744
Tampa Electric
     06-15-12             6.88                     125,000          136,877
     08-15-12             6.38                     120,000          127,572
Total                                                             2,802,560

Utilities -- natural gas (0.2%)
Consolidated Natural Gas
     12-01-13             6.63                     275,000          299,905
  Sr Nts
     04-15-11             6.85                      20,000           22,108
Total                                                               322,013

Utilities -- telephone (2.1%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
     07-22-13             5.25                     515,000(c)       508,887
France Telecom
  (U.S. Dollar)
     03-01-11             8.75                      50,000(c,j)      58,338
Telecom Italia Capital
  (U.S. Dollar)
     11-15-13             5.25                     730,000(c,d)     717,017
Verizon Pennsylvania
  Series A
     11-15-11             5.65                   1,895,000        1,947,283
Total                                                             3,231,525

Total bonds
(Cost: $144,111,363)                                           $143,510,039

Short-term securities (17.7%)
Issuer                  Effective                  Amount          Value(a)
                          yield                  payable at
                                                  maturity

U.S. government agencies (7.7%)
Federal Home Loan Mtge Corp Disc Nts
     08-17-04             1.20%                 $3,900,000       $3,897,661
     08-20-04             1.21                   4,000,000        3,997,177
     08-23-04             1.26                   3,900,000        3,896,727
Total                                                            11,791,565

Commercial paper (10.0%)
Barton Capital
     08-12-04             1.31                   5,000,000        4,997,635
Citigroup
     08-02-04             1.33                   6,300,000        6,299,302
Gannett
     08-12-04             1.25                   2,000,000        1,999,097
Scaldis Capital LLC
     08-18-04             1.29                   2,200,000(b)     2,198,504
Total                                                            15,494,538

Total short-term securities
(Cost: $27,287,226)                                             $27,286,103

Total investments in securities
(Cost: $171,398,589)(k)                                        $170,796,142

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $2,198,504 or 1.4% of net assets.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2004, the value of foreign securities represented 3.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $5,278,251or 3.4% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of July 31, 2004.

(h) At July 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $12,995,476.

(i) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     FSA -- Financial Security Assurance

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(k) At July 31, 2004, the cost of securities for federal income tax purposes was $171,441,912 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $   366,342
     Unrealized depreciation                                       (1,012,112)
                                                                   ----------
     Net unrealized depreciation                                  $  (645,770)
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
15   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Limited Duration Bond Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $171,398,589)                                                                      $170,796,142
Cash in bank on demand deposit                                                                               33,834
Capital shares receivable                                                                                   200,591
Accrued interest receivable                                                                               1,113,608
Receivable for investment securities sold                                                                 5,028,200
                                                                                                          ---------
Total assets                                                                                            177,172,375
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                            42,454
Capital shares payable                                                                                       33,644
Payable for investment securities purchased                                                               9,669,476
Payable for securities purchased on a forward-commitment basis (Note 1)                                  12,995,476
Accrued investment management services fee                                                                    2,265
Accrued distribution fee                                                                                      1,345
Accrued transfer agency fee                                                                                     190
Accrued administrative services fee                                                                             210
Other accrued expenses                                                                                       59,639
                                                                                                             ------
Total liabilities                                                                                        22,804,699
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $154,367,676
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                              $     158,241
Additional paid-in capital                                                                              155,507,597
Undistributed net investment income                                                                          52,852
Accumulated net realized gain (loss) (Note 6)                                                              (748,229)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                      (602,785)
                                                                                                           --------
Total -- representing net assets applicable to outstanding capital stock                               $154,367,676
                                                                                                       ============
Net assets applicable to outstanding shares:                 Class A                                   $103,318,548
                                                             Class B                                   $ 21,460,044
                                                             Class C                                   $  2,094,579
                                                             Class I                                   $ 27,479,728
                                                             Class Y                                   $     14,777
Net asset value per share of outstanding capital stock:      Class A shares          10,591,328        $       9.76
                                                             Class B shares           2,199,616        $       9.76
                                                             Class C shares             214,772        $       9.75
                                                             Class I shares           2,816,889        $       9.76
                                                             Class Y shares               1,515        $       9.75
                                                                                          -----        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Limited Duration Bond Fund

Year ended July 31, 2004
Investment income
Income:
Interest                                                                        $3,478,913
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                 571,688
Distribution fee
   Class A                                                                         203,574
   Class B                                                                         175,450
   Class C                                                                          18,621
Transfer agency fee                                                                 52,386
Incremental transfer agency fee
   Class A                                                                           3,332
   Class B                                                                           3,087
   Class C                                                                             334
Service fee -- Class Y                                                                  15
Administrative services fees and expenses                                           53,771
Compensation of board members                                                        5,230
Custodian fees                                                                      42,540
Printing and postage                                                                34,136
Registration fees                                                                   41,657
Audit fees                                                                          18,000
Other                                                                                  356
                                                                                       ---
Total expenses                                                                   1,224,177
   Expenses waived/reimbursed by AEFC (Note 2)                                     (79,365)
                                                                                   -------
                                                                                 1,144,812
   Earnings credits on cash balances (Note 2)                                       (1,223)
                                                                                    ------
Total net expenses                                                               1,143,589
                                                                                 ---------
Investment income (loss) -- net                                                  2,335,324
                                                                                 ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 (553,878)
   Foreign currency transactions                                                    (4,407)
   Futures contracts                                                                41,731
                                                                                    ------
Net realized gain (loss) on investments                                           (516,554)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            1,161,526
                                                                                 ---------
Net gain (loss) on investments and foreign currencies                              644,972
                                                                                   -------
Net increase (decrease) in net assets resulting from operations                 $2,980,296
                                                                                ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Limited Duration Bond Fund
                                                                                                    For the period from
                                                                                    July 31, 2004     June 19, 2003* to
                                                                                      Year ended        July 31, 2003
Operations and distributions
Investment income (loss) -- net                                                     $  2,335,324        $    89,258
Net realized gain (loss) on investments                                                 (516,554)          (235,008)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  1,161,526         (1,575,486)
                                                                                       ---------         ----------
Net increase (decrease) in net assets resulting from operations                        2,980,296         (1,721,236)
                                                                                       ---------         ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (1,871,509)           (90,576)
      Class B                                                                           (271,245)            (3,599)
      Class C                                                                            (28,681)              (483)
      Class I                                                                           (136,920)                --
      Class Y                                                                               (360)               (27)
                                                                                      ----------            -------
Total distributions                                                                   (2,308,715)           (94,685)
                                                                                      ----------            -------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                            59,053,965          6,756,427
   Class B shares                                                                     26,138,304          6,662,790
   Class C shares                                                                      1,796,608            869,686
   Class I shares                                                                     34,183,056                 --
   Class Y shares                                                                             --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                                                        589,533             73,630
   Class B shares                                                                        255,346              1,717
   Class C shares                                                                         25,667                222
   Class I shares                                                                        128,278                 --
   Class Y shares                                                                            106                 22
Payments for redemptions
   Class A shares                                                                    (11,653,550)          (163,097)
   Class B shares (Note 2)                                                           (11,340,649)          (233,587)
   Class C shares (Note 2)                                                              (598,605)              (302)
   Class I shares                                                                     (6,848,952)                --
                                                                                      ----------            -------
Increase (decrease) in net assets from capital share transactions                     91,729,107         13,972,508
                                                                                      ----------         ----------
Total increase (decrease) in net assets                                               92,400,688         12,156,587
Net assets at beginning of year (Note 1)                                              61,966,988         49,810,401**
                                                                                      ----------         ----------
Net assets at end of year                                                           $154,367,676        $61,966,988
                                                                                    ============        ===========
Undistributed net investment income                                                 $     52,852        $    13,406
                                                                                    ------------        -----------

 *   When shares became publicly available.

** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund had a decrease in net assets resulting from operations of $189,599 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Limited Duration Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short- (0 to 3 years) to intermediate-term (4 to 10 years) investment grade securities, including securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. On June 12, 2003, IDS Life Insurance Company (IDS Life), a wholly-owned subsidiary of American Express Financial Corporation (AEFC) invested $50,000,000 in the Fund (4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003. As of July 31, 2004, IDS Life owned approximately 32% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of July 31, 2004, AEFC and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 17.80% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
19   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
20   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2004, the Fund has entered into outstanding when-issued securities of $10,719,735 and other forward-commitments of $2,275,741.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Forward sale commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

--------------------------------------------------------------------------------
21   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities." As of July 31, 2004, the Fund has no outstanding forward sale commitments.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $12,837 and accumulated net realized loss has been decreased by $4,407 resulting in a net reclassification adjustment to decrease paid-in capital by $17,244.

--------------------------------------------------------------------------------
22   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                         For the period from
                                       July 31, 2004     June 19, 2003* to
                                        Year ended          July 31, 2003
Class A
Distributions paid from:
      Ordinary income                     $1,871,509             $90,576
      Long-term capital gain                      --                  --
Class B
Distributions paid from:
      Ordinary income                        271,245               3,599
      Long-term capital gain                      --                  --
Class C
Distributions paid from:
      Ordinary income                         28,681                 483
      Long-term capital gain                      --                  --
Class I**
Distributions paid from:
      Ordinary income                        136,920                 N/A
      Long-term capital gain                      --                 N/A
Class Y
Distributions paid from:
      Ordinary income                            360                  27
      Long-term capital gain                      --                  --

 * When shares became publicly available.

** Inception date was March 4, 2004.

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                  $  99,272
Accumulated long-term gain (loss)                              $(704,906)
Unrealized appreciation (depreciation)                         $(650,074)

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
23   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.415% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
24   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $399,774 for Class A, $22,173 for Class B and $1,657 for Class C for the year ended July 31, 2004.

For the year ended July 31, 2004, AEFC and its affiliates waived certain fees and expenses to 0.96% for Class A, 1.71% for Class B, 1.72% for Class C, 0.64% for Class I and 0.80% for Class Y. Under this agreement which was effective until May 31, 2004, net expenses would not exceed 0.99% for Class A, 1.75% for Class B, 1.75% for Class C, 0.72% for Class I and 0.83% for Class Y of the Fund's average daily net assets. Beginning June 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2004. Under this agreement, net expenses will not exceed 0.945% for Class A, 1.705% for Class B, 1.705% for Class C, 0.715% for Class I and 0.785% for Class Y of the Fund's average daily net assets. Beginning Aug. 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until July 31, 2005. Under this agreement, net expenses will not exceed 0.945% for Class A, 1.705% for Class B, 1.705% for Class C, 0.675% for Class I and 0.775% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $1,223 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $387,980,735 and $302,319,003, respectively, for the year ended July 31, 2004. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                Year ended July 31, 2004
                                              Class A      Class B       Class C     Class I*     Class Y
Sold                                        6,050,270    2,678,048       184,130    3,506,130          --
Issued for reinvested distributions            60,254       26,092         2,622       13,192          11
Redeemed                                   (1,192,628)  (1,158,638)      (61,177)    (702,433)         --
                                           ----------   ----------       -------     --------         ---
Net increase (decrease)                     4,917,896    1,545,502       125,575    2,816,889          11
                                           ----------   ----------       -------     --------         ---
* Inception date was March 4, 2004.

                                                            June 19, 2003** to July 31, 2003
                                              Class A      Class B       Class C      Class I     Class Y
Sold                                          685,536      676,850        88,205          N/A         502
Issued for reinvested distributions             7,529          176            23          N/A           2
Redeemed                                      (16,633)     (23,912)          (31)         N/A          --
                                           ----------   ----------       -------     --------         ---
Net increase (decrease)                       676,432      653,114        88,197          N/A         504
                                           ----------   ----------       -------     --------         ---

** When shares became publicly available.

--------------------------------------------------------------------------------
25   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2004.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $704,906 as of July 31, 2004, that if not offset by capital gains will expire as follows:

                             2011           2012          2013
                           $193,689       $337,559      $173,658

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
26   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .22              .01
Net gains (losses) (both realized and unrealized)                               .11             (.31)
Total from investment operations                                                .33             (.30)
Less distributions:
Dividends from net investment income                                           (.22)            (.01)
Net asset value, end of period                                                $9.76            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                        $103              $55
Ratio of expenses to average daily net assets(c),(e)                           .96%             .96%(d)
Ratio of net investment income (loss) to average daily net assets             2.31%            1.39%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               3.46%           (2.94%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.03% and 2.40% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
27   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.66            $9.96
Income from investment operations:
Net investment income (loss)                                                    .15              .01
Net gains (losses) (both realized and unrealized)                               .10             (.30)
Total from investment operations                                                .25             (.29)
Less distributions:
Dividends from net investment income                                           (.15)            (.01)
Net asset value, end of period                                                $9.76            $9.66

Ratios/supplemental data
Net assets, end of period (in millions)                                         $21               $6
Ratio of expenses to average daily net assets(c),(e)                          1.71%            1.74%(d)
Ratio of net investment income (loss) to average daily net assets             1.57%            1.02%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               2.58%           (2.91%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.78% and 3.16% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
28   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .15              .01
Net gains (losses) (both realized and unrealized)                               .10             (.31)
Total from investment operations                                                .25             (.30)
Less distributions:
Dividends from net investment income                                           (.15)            (.01)
Net asset value, end of period                                                $9.75            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                          $2               $1
Ratio of expenses to average daily net assets(c),(e)                          1.72%            1.72%(d)
Ratio of net investment income (loss) to average daily net assets             1.56%             .85%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               2.58%           (3.02%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.79% and 3.16% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
29   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(b)
Net asset value, beginning of period                                   $9.90
Income from investment operations:
Net investment income (loss)                                             .11
Net gains (losses) (both realized and unrealized)                       (.14)
Total from investment operations                                        (.03)
Less distributions:
Dividends from net investment income                                    (.11)
Net asset value, end of period                                         $9.76

Ratios/supplemental data
Net assets, end of period (in millions)                                  $27
Ratio of expenses to average daily net assets(c),(e)                    .64%(d)
Ratio of net investment income (loss) to average daily net assets      2.83%(d)
Portfolio turnover rate (excluding short-term securities)               317%
Total return(f)                                                        (.36%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class I would have been 0.71% for the period ended July 31, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004             2003(b)
Net asset value, beginning of period                                          $9.65            $9.96
Income from investment operations:
Net investment income (loss)                                                    .24              .01
Net gains (losses) (both realized and unrealized)                               .10             (.30)
Total from investment operations                                                .34             (.29)
Less distributions:
Dividends from net investment income                                           (.24)            (.02)
Net asset value, end of period                                                $9.75            $9.65

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--              $--
Ratio of expenses to average daily net assets(c),(e)                           .80%             .81%(d)
Ratio of net investment income (loss) to average daily net assets             2.44%            1.55%(d)
Portfolio turnover rate (excluding short-term securities)                      317%              36%
Total return(f)                                                               3.53%           (2.92%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.87% and 2.24% for the periods ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
31   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Limited Duration Bond Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended July 31, 2004, and for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Limited Duration Bond Fund as of July 31, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
32   ---   AXP LIMITED DURATION BOND FUND   ---   2004 ANNUAL REPORT

PART C.  OTHER INFORMATION

Item 22. Exhibits

(a)(1)   Articles  of  Incorporation,  as amended  October 17,  1988,  filed as
         Exhibit 1 to Post-Effective Amendment No. 16 to Registration Statement No. 2-72174, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999 filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, are incorporated by reference.

(a)(3) Articles of Amendment, dated Nov. 14, 2002, filed electronically as Exibit (a)(2) to Post-Effective Amendment No. 42 to Registration Statement No. 2-72174 on March 14, 2003, are incorporated by reference.

(b)      By-laws, as amended January 11, 2001 filed electronically as Exhibit
         (b) to Post-Effective Amendment No. 40 to Registration Statement No. 2-72174 on or about Sept. 26, 2001 is incorporated by reference.

(c) Stock certificate, filed as Exhibit No. 4 to Registrant's Registration Statement No. 2-72174 on April 28, 1981, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP Discovery Fund and American Express Financial Corporation, dated Dec. 1, 2002, filed electronically as Exibit (d)(1) to Post-Effective Amendment No. 42 to Registration Statement No. 2-72174 on March 14, 2003, is incorporated by reference.

(d)(2) Investment Management Services Agreement dated April 9, 2003 between Registrant, on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Financial Corporation, filed electronically as Exhibit (d)(2) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(d)(3) Investment Management Services Agreement dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securities Fund and American Express Financial Corporation, filed electronically on Jan. 12, 2004 as Exhibit (d)(3) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(d)(4) Investment Subadvisory Agreement between American Express Financial Corporation and Wellington Management Company, LLP dated April 10, 2002 filed electronically as Exhibit (d)(4) on or about Sept. 25, 2002 to Post-Effective Amendment No. 41 to Registration Statement No. 2-72174 is incorporated by reference.

(d)(5) Subadvisory Agreement dated June 7, 2001 between American Express Financial Corporation and Lord, Abbett & Co. filed electronically on or about July 29, 2004 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(d)(6) Amendment to Subadvisory Agreement dated Dec. 12, 2003 between American Express Financial Corporation and Lord, Abbett & Co. filed electronically on or about July 29, 2004 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(d)(7) Subadvisory Agreement dated April 7, 2003, by and between American Express Financial Corporation and American Century Investment Management, Inc. filed electronically on or about July 29, 2004 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(d)(8) Amendment to Subadvisory Agreement dated Dec. 12, 2003 between American Express Financial Corporation and American Century Investment Management, Inc. filed electronically on or about July 29, 2004 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement dated April 9, 2003 between Registrant, on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Financial Advisors Inc., filed electronically as Exhibit (e)(2) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(e)(3) Distribution Agreement dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securities Fund and American Express Advisors Inc., filed electronically on Jan. 12, 2004 as Exhibit (e)(3) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, is incorporated by reference to Exhibit 8(a) to Registrant's Post-Effective Amendment No. 35 filed electronically on or about Sept. 29, 1998.

(g)(2) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to
         Registration Statement No. 2-92309, is incorporated herein by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(3) Custodian Agreement dated April 9, 2003 between Registrant, on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Trust Company, filed electronically as Exhibit (g)(3) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(g)(4) Custodian Agreement dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securites Fund and American Express Trust Company, filed electronically as Exhibit (g)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 2-72174 on or about Jan. 27, 2004 is incorporated by reference.

(g)(5) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(6) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is incorporated by reference to Exhibit 9(e) to Registrant's Post-Effective Amendment No. 35 filed on or about Sept. 29, 1998.

(h)(2) Administrative Services Agreement Amendment between AXP Discovery Fund, Inc. and American Express Financial Corporation, dated June 3, 2002 filed electronically as Exhibit (h)(2) on or about Sept. 25, 2002 to Post-Effective Amendment No. 41 to Registration Statement No. 2-72174 is incorporated by reference.

(h)(3) Administrative Services Agreement dated April 9, 2003 between Registrant, on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Financial Corporation, filed electronically as Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(h)(4) Administrative Services Agreement dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securities Fund and American Express Financial Corporation, filed electronically on Jan. 12, 2004 as Exhibit (h)(4) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(h)(5) Plan and Agreement of Merger dated April 10, 1986, filed as Exhibit 9 to Post-Effective Amendment No. 10 to Registration Statement No. 2-72174, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc. dated May 9, 1997, filed electronically on or about May 27, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Amendment No. 30 to Registration Statement, No-2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Class Y Shareholder Services Agreement dated April 9, 2003 between Registrant on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Financial Advisors Inc. filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(h)(8) Class Y Shareholder Services Agreement dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securities Fund and American Express Financial Advisors Inc., filed electronically on Jan. 12, 2004 as Exhibit (h)(10) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(h)(9) Transfer Agency Agreement dated May 1, 2003 between Registrant and American Express Client Service Corporation, filed electronically as Exhibit (h)(9) on or about May 27, 2003 to Post-Effective Amendment No. 43 to Registration Statement No. 2-72174 is incorporated by reference.

(h)(10) Transfer Agency Agreement dated April 9, 2003 between Registrant on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Client Service Corporation filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(h)(11) Transfer Agency Agreement dated November 13, 2003 between Registrant on behalf of AXP Inflation Protected Securities Fund and American Express Client Service Corporation filed electronically on Jan. 12, 2004 as Exhibit (h)(13) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(h)(12) Amended and Restated Fee Waiver Agreement, dated August 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Discovery Fund, a series of AXP Discovery Series, Inc., is filed electronically herewith as Exhibit (h)(12).

(h)(13) Amended and Restated Fee Waiver Agreement, dated August 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Core Bond Fund, a series of AXP Discovery Series, Inc., is filed electronically herewith as Exhibit (h)(13).

(h)(14) Amended and Restated Fee Waiver Agreement, dated August 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Income Opportunities Fund, a series of AXP Discovery Series, Inc., is filed electronically herewith as Exhibit
         (h)(14).

(h)(15) Amended and Restated Fee Waiver Agreement, dated August 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Inflation Protected Securities Fund, a series of AXP Discovery Series, Inc., is filed electronically herewith as Exhibit (h)(15).

(h)(16) Amended and Restated Fee Waiver Agreement, dated August 1, 2004, between American Express Financial Corporation, American Express Client Service Corporation, and AXP Limited Duration Bond Fund, a series of AXP Discovery Series, Inc., is filed electronically herewith as Exhibit
         (h)(16).

(h)(17) Amended and Restated Fee Waiver Agreement dated June 1, 2004 between American Express Financial Corporation, American Express Client Service Corporation, and AXP Core Bond Fund, a series of Discovery Series, Inc. is filed electronically herewith as Exhibit (h)(17).

(h)(18) Restated and Amended Fee Waiver Agreement dated June 1, 2004 between American Express Financial Corporation, American Express Client Service Corporation, and AXP Limited Duration Bond Fund, a series of Discovery Series, Inc. is filed electronically herewith as Exhibit
         (h)(18).

(h)(19) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(20) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(21) Amended Class I Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated November 13, 2003 (amended June 1, 2004), filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to AXP Dimension Series, Inc. Post-Effective Amendment No. 70 to Registration Statement No. 2-28529 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between Registrant and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to Registrant's Post-Effective Amendment No. 36 filed on or about July 26, 1999.

(m)(2) Plan and Agreement of Distribution for Class C shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(3) Plan and Agreement of Distribution dated April 9, 2003 between Registrant, on behalf of AXP Limited Duration Bond Fund, AXP Core Bond Fund, AXP Income Opportunities Fund and American Express Financial Advisors Inc. filed electronically as Exhibit (m)(3) to Post-Effective Amendment No. 44 to Registration Statement No. 2-72174 on July 24, 2003, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated November 13, 2003 between Registrant, on behalf of AXP Inflation Protected Securities Fund and American Express Financial Advisors Inc., filed electronically on Jan. 12, 2004 as Exhibit (m)(4) to Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Discovery Fund and Wellington Management Company, LLP revised as of July 1, 2004 is filed electronically herewith as Exhibit (p)(3).

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Discovery Fund and American Century Investment Management, Inc. is filed electronically herewith as Exhibit (p)(4).

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Discovery Fund and Lord, Abbett & Co. LLC, dated Nov. 2003, is filed electronically herewith as Exhibit (p)(5).

(q)(1) Directors'/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically on or about July 29, 2004 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 2-72174 filed on or about Sept. 25, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002, filed electronically as Exhibit (q)(3) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-72174 filed on or about May 27, 2003 is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President and
                                Financial Advisors Inc.                                   Chief Financial Officer

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III
                                American Express Financial                                Vice President - Technologies III
                                Corporation

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul Jame Dolan                 American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer

Peter A. Gallus                 Advisory Capital Strategies                               Director
Vice President - Investment     Group Inc.
Administration
                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express                                          Vice President - Business
Vice President - Business       Financial Advisors Inc.                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Express Corporation                              Vice President

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President and General Counsel
                                Life Insurance Company

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President, Controller and
                                Insurance Company                                         Treasurer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer -
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief        None
                                                        Financial Officer

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, Chairman of the Board        None
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy Jones                                    Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and              None
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Roger Natarajan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -                 None
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Discovery Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of September, 2004.

AXP DISCOVERY SERIES, INC.



By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securitis Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of September, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
--------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees Power of Attorney, dated July 7, 2004 filed electronically on or about July 29, 2004 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 50
TO REGISTRATION STATEMENT NO. 2-72174


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

   The prospectuses for:
      AXP Core Bond Fund.
      Class I prospectus supplement for AXP Core Bond Fund.
      AXP Discovery Fund.
      AXP Income Opportunities Fund.
      Class I prospectus supplement for AXP Income Opportunities Fund.
      AXP Inflation Protected Securities Fund.
      Class I prospectus supplement for AXP Inflation Protected Securities Fund. AXP Limited Duration Bond Fund.
      Class I prospectus supplement for AXP Limited Duration Bond Fund.

Part B.

   Statements of Additional Information for:
      AXP Core Bond Fund.
      AXP Discovery Fund.
      AXP Income Opportunities Fund.
      AXP Inflation Protected Securities Fund.
      AXP Limited Duration Bond Fund.

   Financial Statements.

Part C.

    Other information.

The signatures.